FIDELITY(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

PROXY VOTING RESULTS  38


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McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity
Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND       0.07%          1.42%        36.71%        97.00%

LB Int Govt/Corp Bond            0.47%          0.99%        41.05%        104.47%

Short-Intermediate Investment    0.38%          1.44%        35.05%        90.73%
Grade Debt Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 103 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND       1.42%        6.45%         7.02%

LB Int Govt/Corp Bond            0.99%        7.12%         7.41%

Short-Intermediate Investment    1.44%        6.19%         6.67%
Grade Debt  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1989/10/31      10000.00                    10000.00
  1989/11/30      10077.57                    10095.61
  1989/12/31      10100.10                    10123.24
  1990/01/31       9998.95                    10058.33
  1990/02/28      10026.23                    10094.95
  1990/03/31      10028.73                    10108.11
  1990/04/30       9963.55                    10073.02
  1990/05/31      10188.70                     9943.64
  1990/06/30      10320.98                    10432.22
  1990/07/31      10455.62                    10576.95
  1990/08/31      10370.33                    10533.53
  1990/09/30      10452.09                    10614.89
  1990/10/31      10545.89                    10738.13
  1990/11/30      10724.37                    10524.10
  1990/12/31      10862.00                    11050.17
  1991/01/31      10967.77                    11162.23
  1991/02/28      11046.30                    11251.48
  1991/03/31      11106.08                    11328.01
  1991/04/30      11219.73                    11451.47
  1991/05/31      11269.05                    11521.86
  1991/06/30      11261.74                    11529.98
  1991/07/31      11391.91                    11658.48
  1991/08/31      11612.86                    11881.06
  1991/09/30      11833.15                    12085.43
  1991/10/31      11941.85                    12223.37
  1991/11/30      12036.72                    12363.71
  1991/12/31      12436.74                    12665.67
  1992/01/31      12252.91                    12550.98
  1992/02/29      12312.48                    12600.54
  1992/03/31      12258.37                    12550.98
  1992/04/30      12321.05                    12661.29
  1992/05/31      12530.40                    12857.55
  1992/06/30      12701.73                    13047.89
  1992/07/31      13010.87                    13307.31
  1992/08/31      13114.46                    13440.42
  1992/09/30      13202.60                    13622.87
  1992/10/31      13057.20                    13446.12
  1992/11/30      12990.14                    13395.03
  1992/12/31      13192.81                    13574.40
  1993/01/31      13498.74                    13838.43
  1993/02/28      13771.70                    14056.62
  1993/03/31      13836.45                    14112.54
  1993/04/30      13910.15                    14226.13
  1993/05/31      13917.18                    14194.55
  1993/06/30      14208.19                    14417.35
  1993/07/31      14343.29                    14452.66
  1993/08/31      14651.58                    14681.81
  1993/09/30      14705.19                    14742.77
  1993/10/31      14795.87                    14782.25
  1993/11/30      14707.32                    14699.79
  1993/12/31      14770.68                    14767.12
  1994/01/31      14943.55                    14931.14
  1994/02/28      14644.48                    14710.32
  1994/03/31      14381.35                    14467.57
  1994/04/30      14317.19                    14369.11
  1994/05/31      14294.08                    14378.76
  1994/06/30      14310.81                    14380.73
  1994/07/31      14457.04                    14587.74
  1994/08/31      14474.85                    14633.35
  1994/09/30      14404.93                    14498.71
  1994/10/31      14409.37                    14496.73
  1994/11/30      14426.04                    14430.95
  1994/12/31      14473.97                    14482.04
  1995/01/31      14640.20                    14726.11
  1995/02/28      14845.36                    15031.58
  1995/03/31      14940.70                    15117.54
  1995/04/30      15078.82                    15304.15
  1995/05/31      15460.07                    15766.85
  1995/06/30      15553.36                    15872.55
  1995/07/31      15542.71                    15874.74
  1995/08/31      15684.97                    16019.25
  1995/09/30      15783.93                    16135.26
  1995/10/31      15964.32                    16315.07
  1995/11/30      16159.43                    16529.54
  1995/12/31      16327.80                    16702.78
  1996/01/31      16450.09                    16846.85
  1996/02/29      16265.38                    16649.05
  1996/03/31      16166.65                    16563.31
  1996/04/30      16111.14                    16504.76
  1996/05/31      16088.97                    16492.26
  1996/06/30      16256.89                    16667.47
  1996/07/31      16297.49                    16717.03
  1996/08/31      16305.18                    16730.19
  1996/09/30      16523.74                    16963.29
  1996/10/31      16796.54                    17263.06
  1996/11/30      17017.13                    17490.68
  1996/12/31      16923.67                    17378.62
  1997/01/31      16980.34                    17446.16
  1997/02/28      16996.05                    17479.50
  1997/03/31      16886.60                    17358.89
  1997/04/30      17080.29                    17562.83
  1997/05/31      17209.48                    17708.65
  1997/06/30      17370.32                    17870.27
  1997/07/31      17726.11                    18233.85
  1997/08/31      17629.28                    18142.19
  1997/09/30      17826.80                    18353.14
  1997/10/31      18029.61                    18556.42
  1997/11/30      18054.58                    18597.43
  1997/12/31      18204.87                    18746.11
  1998/01/31      18445.21                    18991.71
  1998/02/28      18426.27                    18977.24
  1998/03/31      18489.90                    19038.20
  1998/04/30      18567.02                    19133.59
  1998/05/31      18720.57                    19273.94
  1998/06/30      18835.34                    19396.96
  1998/07/31      18895.93                    19465.37
  1998/08/31      19103.07                    19771.28
  1998/09/30      19495.01                    20267.97
  1998/10/31      19423.12                    20248.02
  1998/11/30      19440.96                    20246.48
  1998/12/31      19537.63                    20327.84
  1999/01/31      19672.23                    20439.45
  1999/02/28      19454.10                    20139.03
  1999/03/31      19609.72                    20289.31
  1999/04/30      19685.80                    20351.61
  1999/05/31      19514.21                    20194.95
  1999/06/30      19513.85                    20209.04
  1999/07/31      19477.20                    20191.22
  1999/08/31      19478.80                    20206.55
  1999/09/30      19655.55                    20395.06
  1999/10/29      19699.61                    20447.00
IMATRL PRASUN   SHR__CHT 19991031 19991109 155704 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $19,700 a 97.00% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,447 - a 104.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                          1999                    1998   1997    1996   1995

Dividend returns  3.03%                         6.13%                   6.69%  6.61%   6.65%  6.40%

Capital returns   -2.96%                        -0.10%                  2.01%  -0.59%  0.20%  -1.08%

Total returns     0.07%                         6.03%                   8.70%  6.02%   6.85%  5.32%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.21(cents)   30.49(cents)   60.26(cents)

Annualized dividend rate         6.25%         6.10%          5.99%

30-day annualized yield          6.64%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.82 over the past one month, $9.92 over the past six months and $10.06 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Rising interest rates left most bonds
swimming against the tide, and
accomplishing little in the way of
returns during the six-month period
that ended October 31, 1999. The
Lehman Brothers Aggregate Bond
Index, a widely accepted measure
of taxable-bond performance,
closed out the period down 0.15%.
Anticipation of and reaction to the
two quarter-point rate hikes levied
by the Federal Reserve Board in the
summer kept seas choppy for
Treasuries, erasing a majority of the
interest-rate cuts of 1998. The
Lehman Brothers Treasury Index fell
0.34% during the six-month period.
Elsewhere, longer-duration spread
sectors, with the notable exception
of discount coupon 30-year
mortgage securities, trailed similar
duration Treasuries during this
time frame. Corporate bond
prices buckled in July and August
under the expectation of strong
debt issuance related to the Year
2000 changeover. As a result, yield
spreads relative to Treasuries
widened to their loftiest levels since
the fall of 1998. Corporate bonds
recovered sharply in September
and October in response to
lighter-than-expected supply;
however, it wasn't enough to erase
the sector's summertime losses. The
Lehman Brothers Corporate Bond
Index ended up losing 1.12%
during the period. Discount
mortgage securities staved off the
period's malaise, benefiting from
strong housing turnover resulting
from a robust economy. Declining
interest-rate volatility boosted
mortgages further, bolstering the
Lehman Brothers Mortgage-Backed
Securities Index, which returned
0.59% during the six-month period.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity
Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, FORD?

A. For the six-month period that ended October 31, 1999, the fund posted a total return of 0.07%. In comparison, the short-intermediate investment grade debt funds average tracked by Lipper Inc. returned 0.38%. During the same period, the Lehman Brothers Intermediate Government/Corporate Bond Index returned 0.47%. For the 12 months that ended October 31, 1999, the fund had a total return of 1.42%. For that same one-year period, the Lipper average returned 1.44% and the Lehman Brothers index returned 0.99%.

Q. OVERALL, WHAT GUIDED PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. In the face of rising interest rates, the fund still managed to deliver a positive return, helped in large part by security selection and sector allocation. On the whole, it was a difficult environment for spread sectors - that is, corporates, agencies and asset-backed securities. With the exception of mortgages in general, and particularly discount mortgages, most spread sectors struggled to get their footing during this period. Longer-duration corporates, particularly, underperformed during the summer. In short, interest rates rose and yield spreads widened relative to Treasuries due to perceived supply pressures. These factors led to the significant underperformance of this sub-sector of the corporate market. The fund's exposure to these corporate issues hurt its performance relative to that of its benchmark index. In addition, having an average duration - a measure of how sensitive the fund's share price is to changing interest rates - generally longer than its peers amid sharply rising rates dragged on the fund's competitive returns.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. The fund's exposure to discount-mortgage securities and shorter-duration asset-backed securities - which are not included in its benchmark - helped buoy the fund during a generally rough period, as these sectors generated above-average returns relative to their Treasury counterparts. Discount mortgages - or, mortgages priced below face value, or par - benefited from faster-than-normal prepayment activity. The fund also got a lift from its emphasis on certain corporate sectors - namely, yankees, or dollar-denominated foreign debt; broker-dealer, electric and gas utilities, and energy - all of which led the broader corporate market during the period. On the downside, the fund was hurt by its modest underweighting in agencies relative to its benchmark, as this sector outperformed comparable-duration corporates. Having exposure to some poor performers in the world of aerospace and defense, retail, and telecommunications also hampered returns.

Q. YOU MENTIONED EARLIER THAT CORPORATE BONDS WERE HIT HARD DURING THE SUMMER MONTHS. WHAT LED TO THIS REVERSAL FROM THE STRONG PERFORMANCE OF EARLIER IN THE YEAR?

A. Around the July-to-August time frame, the market was held captive by a fear of oversupply. Investors expected leery corporate treasurers to issue debt en masse in the third quarter in anticipation of Y2K. Not surprisingly, as a result we saw some of the widest yield-spread levels in a year. In addition, there also were a number of very large acquisitions made during the summer, which required debt financing, further fueling the market's anxiety. The concern over liquidity was a key factor driving market expectations, and it ultimately proved unfounded in late August. Corporate yield spreads recovered sharply in response to the good news. However, it wasn't enough to make up for all of the widening in the summer, the level of which, incidentally, wasn't too far off from the decade-long high we witnessed last fall.

Q. WHAT'S YOUR OUTLOOK?

A. From my vantage point, the outlook for spread sectors in general is still quite positive. To that point, I feel there's plenty of upside left in the corporate market at today's yield-spread levels. In terms of mortgages, I believe we've extracted a good deal of the value out of the market already. Mortgage securities, however, are still cheap and remain attractive alternatives to Treasuries. With respect to interest rates, I think that we could be in the late stages of the Federal Reserve Board's interest-rate tightening mode, which should temper volatility in the near term. My rationale for thinking the Fed is nearing the end of its rate hikes is threefold. First, the Fed already reversed most of its easing from last fall. Second, what triggered the tightening was more technical than fundamental in nature. And last, the Fed is viewed as being ahead of the curve in regard to fighting inflation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income,
by investing mainly in
investment-grade debt
securities while normally
maintaining an average
maturity between three and
10 years

FUND NUMBER: 032

TRADING SYMBOL: FTHRX

START DATE: May 23, 1975

SIZE: as of October 31, 1999,
more than $3.2 billion

MANAGER: Ford O'Neil,
since 1998; manager, various
Fidelity bond funds; joined
Fidelity in 1990

FORD O'NEIL ON THE FUND'S
EXPOSURE TO MORTGAGE
SECURITIES:

"The fund's benchmark - the
Lehman Brothers Intermediate
Government/Corporate Bond Index
- does not have either a mortgage or
asset-backed component to it. It's
instead made up of Treasuries,
corporates and agencies. So, I think
it's important to discuss the fund's
mortgage investments and explain to
investors why we will, at times, look
at this `out-of-the benchmark'
opportunity when relative value points
strongly in that direction.

"If you look at last year's mortgage
market when we owned very few of
these securities, you would see that
they had a tremendous potential for
`negative event risk' - that is, if
interest rates fell, refinancing activity and prepayment risk would rise, hurting the prices of mortgage securities. Additionally, mortgage yield spreads over Treasuries were at the tight end of their historical trading range. Today, however, as a result of the rise in interest rates over the past year, a large percentage of the mortgage market is now trading below par, or at a discount. Their dramatic drop in price has been caused by a combination of wider yield spreads and higher interest rates. What you now have is considered `positive event risk' as long as interest rates remain relatively stable. For example, as homeowners trade up in this environment, you have, in essence, below-par mortgages being redeemed at par - a big win for the holder of mortgage securities. During this time, you receive the extra yield of owning the mortgage security, but you also benefit from the potential for its yield spread tightening relative to
Treasuries."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             34.4                     39.7

Aa                              6.8                      6.1

A                               21.7                     17.9

Baa                             32.4                     29.5

Ba and Below                    2.2                      1.3

Not Rated                       1.1                      1.1


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1999

                                     6 MONTHS AGO

Years                          5.4   5.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1999

                                        6 MONTHS AGO

Years                             3.4   3.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                       AS OF APRIL 30, 1999 **

Corporate Bonds                 54.5%                          Corporate Bonds                       46.2%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     24.8%                          Obligations                           29.2%

Asset-Backed  Securities         9.3%                          Asset-Backed  Securities              11.4%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               4.8%                          Related Securities                     4.5%

Foreign Government  &                                          Foreign Government  &
Government  Agency                                             Government  Agency
Obligations                      3.5%                          Obligations                            4.3%

Short-Term Investments  and                                    Short-Term Investments  and
Net Other Assets                 3.1%                          Net Other Assets                       4.4%

* FOREIGN INVESTMENTS           10.4%                          ** FOREIGN INVESTMENTS                11.0%

Row: 1, Col: 1, Value: 54.5                                    Row: 1, Col: 1, Value: 46.2
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.8                                    Row: 1, Col: 3, Value: 29.2
Row: 1, Col: 4, Value: 9.300000000000001                       Row: 1, Col: 4, Value: 11.4
Row: 1, Col: 5, Value: 4.8                                     Row: 1, Col: 5, Value: 4.5
Row: 1, Col: 6, Value: 3.1                                     Row: 1, Col: 6, Value: 4.3
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.5                                     Row: 1, Col: 8, Value: 4.4






INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 54.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.7%

DEFENSE ELECTRONICS - 0.7%

Raytheon Co.:

5.7% 11/1/03                      Baa1      $ 14,375                             $ 13,564

6.45% 8/15/02                     Baa1       9,890                                9,700

                                                                                  23,264

BASIC INDUSTRIES - 1.1%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 6% 12/1/05 (b)       A2         21,000                               19,623

Rohm & Haas Co. 7.4% 7/15/09      A3         2,900                                2,929
(b)

                                                                                  22,552

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.3% 3/1/09         A3         4,250                                3,963

PAPER & FOREST PRODUCTS - 0.3%

Fort James Corp.:

6.5% 9/15/02                      Baa2       8,000                                7,866

6.625% 9/15/04                    Baa2       525                                  510

                                                                                  8,376

TOTAL BASIC INDUSTRIES                                                            34,891

CONSTRUCTION & REAL ESTATE -
1.3%

REAL ESTATE - 0.5%

Cabot Industrial Property LP      Baa2       6,060                                5,865
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       11,700                               11,182
3/15/05

                                                                                  17,047

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

Avalonbay Communities, Inc.       Baa1       6,635                                6,394
6.58% 2/15/04

CenterPoint Properties Trust      Baa2       9,000                                8,593
7.125% 3/15/04

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       3,125                                3,015

6.5% 6/15/04                      Baa1       9,450                                9,013

                                                                                  27,015

TOTAL CONSTRUCTION & REAL                                                         44,062
ESTATE

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

DURABLES - 1.7%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Daimler-Chrysler North            A1        $ 15,000                             $ 15,021
America Holding Corp. 5.75%
8/23/02 (c)

TRW, Inc.:

6.45% 6/15/01 (b)                 Baa1       10,000                               9,940

6.5% 6/1/02 (b)                   Baa1       10,000                               9,849

                                                                                  34,810

TEXTILES & APPAREL - 0.6%

Jones Apparel Group,              Baa2       5,500                                5,382
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       14,080                               13,842
7.875% 6/15/06 (b)

                                                                                  19,224

TOTAL DURABLES                                                                    54,034

ENERGY - 2.9%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc. 5.8%           A2         7,800                                7,536
2/15/03

Petroliam Nasional BHD            Baa3       13,500                               13,844
(Petronas) yankee 8.875%
8/1/04 (b)

                                                                                  21,380

OIL & GAS - 2.2%

Amerada Hess Corp. 7.375%         Baa1       10,000                               9,837
10/1/09

Apache Corp. 7.625% 7/1/19        Baa1       5,000                                4,932

Conoco, Inc. 6.95% 4/15/29        A3         6,320                                5,869

Occidental Petroleum Corp.:

6.09% 11/29/99                    Baa3       2,430                                2,430

6.35% 11/9/00                     Baa3       5,000                                4,982

10.69% 7/27/00                    Baa3       5,000                                5,142

10.72% 4/6/00                     Baa3       2,000                                2,033

Petro-Canada 7% 11/15/28          A3         4,700                                4,212

The Coastal Corp. 6.2% 5/15/04    Baa2       8,500                                8,166

Vastar Resources, Inc. 6.5%       Baa1       19,200                               18,258
4/1/09

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

YPF Sociedad Anonima:

7.75% 8/27/07                     B1        $ 890                                $ 845

8% 2/15/04                        B1         6,120                                6,026

                                                                                  72,732

TOTAL ENERGY                                                                      94,112

FINANCE - 26.7%

BANKS - 10.2%

Banco Latinoamericano             Baa2       5,850                                5,850
Exportaciones SA euro 6.9%
12/4/99 (b)

Bank of Montreal 6.1% 9/15/05     A1         3,000                                2,828

BankAmerica Corp.:

5.75% 3/1/04                      Aa2        5,000                                4,782

6.625% 6/15/04                    Aa2        6,545                                6,450

BankBoston Corp. 6.625% 2/1/04    A3         1,300                                1,274

BankBoston NA 6.375% 3/25/08      A2         1,300                                1,222

BanPonce Financial Corp.          A3         3,850                                3,828
6.75% 8/9/01

Boatmens Bancshares, Inc.         Aa3        2,000                                2,093
9.25% 11/1/01

Capital One Bank:

6.26% 5/7/01                      Baa2       9,645                                9,518

6.375% 2/15/03                    Baa2       9,860                                9,521

6.48% 6/28/02                     Baa2       7,975                                7,805

6.65% 3/15/04                     Baa3       12,500                               12,033

Chase Manhattan Corp.:

8.5% 2/15/02                      A1         2,750                                2,859

9.75% 11/1/01                     A1         5,030                                5,327

Crestar Finanical Corp. 8.75%     A2         7,100                                7,623
11/15/04

Den Danske Bank AS 6.375%         A1         15,800                               14,892
6/15/08 (b)(c)

First Chicago Corp. 6.3%          Aa3        2,000                                1,978
11/1/01

First National Boston Corp.       A2         4,950                                5,001
7.375% 9/15/06

First Security Corp. 7.5%         Baa1       5,300                                5,347
9/1/02

First Tennessee National          Baa1       7,020                                6,834
Corp. 6.75% 11/15/05

First Union Corp. 7.5% 7/15/06    A2         8,000                                8,114

Firstar Corp. 6.35% 7/13/01       A2         10,000                               9,948

Kansallis-Osake-Pankki (NY
Branch) yankee:

6.375% 8/15/00                    A1         2,250                                2,250

10% 5/1/02                        A2         17,415                               18,579

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Key Bank NA 5.8% 4/1/04           Aa3       $ 7,000                              $ 6,706

Korea Development Bank:

6.625% 11/21/03                   Baa3       7,555                                7,229

7.125% 9/17/01                    Baa3       1,110                                1,098

7.125% 4/22/04                    Baa3       3,000                                2,900

7.375% 9/17/04                    Baa3       2,550                                2,476

yankee 6.5% 11/15/02              Baa3       2,976                                2,864

MBNA Corp. 6.34% 6/2/03           Baa2       2,900                                2,791

Mellon Financial Co.:

5.8325% 9/16/02 (c)               A2         15,000                               14,999

9.25% 8/15/01                     A3         4,000                                4,177

Merita Bank Ltd. yankee 6.5%      A2         12,000                               11,414
1/15/06

National Westminster Bancorp      Aa3        15,735                               16,962
9.375% 11/15/03

National Westminster Bank PLC:

7.375% 10/1/09                    Aa3        4,500                                4,473

9.45% 5/1/01                      Aa3        2,750                                2,859

NationsBank Corp. 6.5% 8/15/03    Aa3        4,000                                3,961

Popular, Inc. 6.2% 4/30/01        A3         7,545                                7,469

Providian National Bank:

6.25% 5/7/01                      Baa3       8,875                                8,747

6.7% 3/15/03                      Baa3       10,000                               9,710

6.75% 3/15/02                     Baa3       3,425                                3,354

Sanwa Finance Aruba AEC 8.35%     Baa1       6,000                                6,070
7/15/09

Signet Bank 7.8% 9/15/06          A1         8,500                                8,772

Sumitomo Bank International       Baa1       6,810                                6,904
Finance NV 8.5% 6/15/09

Union Planters Corp. 6.75%        Baa2       9,000                                8,617
11/1/05

Wachovia Corp. 6.7% 6/21/04       Aa3        7,500                                7,486

Wells Fargo & Co.:

6.5% 9/3/02                       Aa3        17,000                               16,920

7.125% 8/15/06                    A1         5,000                                5,005

                                                                                  329,919

CREDIT & OTHER FINANCE - 11.6%

Aristar, Inc.:

6% 8/1/01                         A3         15,000                               14,774

6% 5/15/02                        A3         11,200                               10,933

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Associates Corp. of North
America:

5.75% 11/1/03                     Aa3       $ 6,750                              $ 6,517

5.875% 7/15/02                    Aa3        6,750                                6,628

6% 4/15/03                        Aa3        6,910                                6,764

AT&T Capital Corp.:

6.25% 5/15/01                     A1         21,680                               21,483

6.875% 1/16/01                    A1         7,080                                7,076

Citigroup, Inc.:

5.8% 3/15/04                      Aa2        6,455                                6,187

9.5% 3/1/02                       Aa2        2,000                                2,111

Countrywide Funding Corp.:

5.62% 10/16/00                    A3         8,000                                7,930

6.45% 2/27/03                     A3         15,900                               15,652

Duke Capital Corp. 7.25%          A3         7,500                                7,558
10/1/04

Edison Mission Energy Funding     Baa1       13,214                               12,865
Corp. 6.77% 9/15/03 (b)

ERP Operating LP 6.55%            A3         3,150                                3,114
11/15/01

Finova Capital Corp.:

6.12% 5/28/02                     Baa1       700                                  686

6.25% 11/1/02                     Baa1       6,170                                6,037

6.27% 9/29/00                     Baa1       4,340                                4,319

Ford Motor Credit Co.:

6.4463% 7/16/02 (c)               A1         25,000                               24,986

6.5% 2/28/02                      A1         10,000                               9,958

6.625% 6/30/03                    A1         1,000                                993

7.5% 1/15/03                      A1         6,000                                6,117

General Motors Acceptance
Corp.:

5.5% 1/14/02                      A2         7,500                                7,318

6.625% 1/10/02                    A2         6,000                                5,988

GS Escrow Corp.:

7% 8/1/03                         Ba1        5,000                                4,659

7.125% 8/1/05                     Ba1        16,550                               14,857

Heller Financial, Inc.:

5.875% 11/1/00                    A3         6,290                                6,249

6.25% 3/1/01                      A3         8,200                                8,159

6.5% 5/15/00                      A3         4,625                                4,631

Morgan Stanley Dean Witter &      Aa3        14,000                               14,014
Co. 6.875% 3/1/03

Norwest Financial, Inc.           Aa3        7,050                                6,717
5.375% 9/30/03

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

PNC Funding Corp. 6.95% 9/1/02    A2        $ 7,600                              $ 7,620

Popular North America, Inc.:

6.625% 10/27/02                   A3         5,000                                4,893

7.375% 9/15/01                    A3         8,420                                8,397

Spieker Properties LP 6.8%        Baa2       3,355                                3,237
5/1/04

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       16,840                               16,077

6.875% 11/15/28                   Baa1       13,555                               12,414

The Money Store, Inc.:

7.3% 12/1/02                      A2         6,800                                6,829

8.05% 4/15/02                     A1         200                                  205

Toyota Motor Credit Corp.         Aa1        6,000                                5,753
5.625% 11/13/03

Trizec Finance Ltd. yankee        Baa3       14,146                               15,065
10.875% 10/15/05

TXU Eastern Funding:

6.15% 5/15/02 (b)                 Baa1       12,000                               11,714

6.75% 5/15/09 (b)                 Baa1       15,000                               13,887

U.S. West Capital Funding,        Baa1       16,750                               16,758
Inc. 6.875% 8/15/01 (b)

                                                                                  378,129

INSURANCE - 0.9%

Metropolitan Life Insurance
Co.:

6.3% 11/1/03 (b)                  A1         4,500                                4,333

7% 11/1/05 (b)                    A1         5,000                                4,917

Western National Corp. 7.125%     A2         18,430                               18,414
2/15/04

                                                                                  27,664

SAVINGS & LOANS - 1.5%

Ahmanson (H.F.) & Co.:

5.88% 2/27/01                     A3         11,000                               10,909

7.875% 9/1/04                     Baa1       1,250                                1,271

Home Savings of America FSB       A3         10,550                               10,155
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       7,030                                6,941

7% 6/13/02                        Baa3       10,700                               10,589

Sovereign Bancorp, Inc.           Ba1        10,300                               10,096
6.625% 3/15/01

                                                                                  49,961

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 2.5%

Amvescap PLC yankee:

6.375% 5/15/03                    A3        $ 15,650                             $ 15,172

6.6% 5/15/05                      A3         10,950                               10,479

Donaldson Lufkin & Jenrette,      A3         8,500                                8,421
Inc. 6.25% 8/1/01

Goldman Sachs Group L.P.:

6.2% 2/15/01                      A1         5,220                                5,195

6.6% 7/15/02 (b)                  A1         4,200                                4,175

7.875% 1/15/03 (b)                A1         3,000                                3,083

Lehman Brothers Holdings 7%       A3         10,000                               9,903
5/15/03

Merrill Lynch & Co., Inc.         Aa3        15,250                               14,920
5.71% 1/15/02

The Bear Stearns Companies,       A2         10,000                               9,950
Inc. 5.5625% 8/1/01 (c)

                                                                                  81,298

TOTAL FINANCE                                                                     866,971

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       15,750                               15,552

6.375% 6/15/05                    Baa1       9,600                                9,166

TOTAL INDUSTRIAL MACHINERY &                                                      24,718
EQUIPMENT

MEDIA & LEISURE - 3.9%

BROADCASTING - 2.2%

Clear Channel Communications,     Baa3       16,250                               15,051
Inc. 6.625% 6/15/08

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       5,451                                5,695

8.5% 9/15/01                      Baa2       14,000                               14,390

Cox Communications, Inc.:

6.5% 11/15/02                     Baa2       1,500                                1,474

6.875% 6/15/05                    Baa2       2,650                                2,607

7.75% 8/15/06                     Baa2       7,405                                7,543

Nielsen Media Research, Inc.      Baa2       5,415                                5,373
7.6% 6/15/09

TCI Communications, Inc. 9.8%     A2         10,000                               11,993
2/1/12

Time Warner, Inc. 7.95% 2/1/00    Baa3       5,670                                5,695

                                                                                  69,821

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.0%

Capitol Records, Inc. 8.375%      Baa1      $ 17,000                             $ 16,759
8/15/09 (b)

Viacom, Inc. 6.75% 1/15/03        Baa3       16,898                               16,693

                                                                                  33,452

PUBLISHING - 0.7%

News America Holdings, Inc.:

8.5% 2/15/05                      Baa3       2,080                                2,160

8.625% 2/1/03                     Baa3       4,000                                4,155

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       3,445                                3,428

8.375% 3/15/23                    Baa2       4,500                                4,828

10.15% 5/1/12                     Baa2       8,090                                9,607

                                                                                  24,178

TOTAL MEDIA & LEISURE                                                             127,451

NONDURABLES - 1.6%

BEVERAGES - 0.3%

Seagram JE & Sons, Inc.           Baa3       12,000                               11,502
6.625% 12/15/05

FOODS - 0.4%

ConAgra, Inc. 5.5% 10/15/02       Baa1       12,000                               11,544

TOBACCO - 0.9%

Imperial Tobacco Overseas Bv      Baa2       18,000                               16,449
7.125%  4/1/09

RJR Nabisco, Inc.:

7.375% 5/15/03 (b)                Baa2       5,125                                4,922

7.75% 5/15/06 (b)                 Baa2       9,000                                8,258

                                                                                  29,629

TOTAL NONDURABLES                                                                 52,675

RETAIL & WHOLESALE - 3.1%

DRUG STORES - 0.5%

Rite Aid Corp.:

6% 12/15/00 (b)                   Ba2        11,830                               9,582

6.5% 12/15/05 (b)                 Ba2        4,640                                3,016

7.125% 1/15/07                    Ba2        3,675                                2,499

                                                                                  15,097

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
1.5%

Dayton Hudson Corp.:

6.8% 10/1/01                      A3        $ 16,500                             $ 16,589

9.75% 7/1/02                      A3         2,200                                2,359

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       9,300                                9,053

8.125% 10/15/02                   Baa1       6,200                                6,370

8.5% 6/15/03                      Baa1       15,700                               16,330

                                                                                  50,701

GROCERY STORES - 0.5%

Safeway, Inc.:

7% 9/15/02                        Baa2       7,500                                7,484

7.5% 9/15/09                      Baa2       7,500                                7,499

                                                                                  14,983

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

USA Networks, Inc./USANI LLC      Ba1        19,600                               18,728
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                          99,509

SERVICES - 0.3%

LEASING & RENTAL - 0.3%

Hertz Corp. 7.625% 8/15/07        A3         10,525                               10,755

TECHNOLOGY - 1.4%

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Comdisco, Inc.:

5.75% 2/15/01                     Baa1       19,700                               19,379

6% 1/30/02                        Baa1       11,850                               11,525

6.65% 11/13/01                    Baa1       3,000                                2,994

7.25% 9/1/02                      Baa1       7,500                                7,473

Sun Microsystems, Inc. 7%         Baa1       3,165                                3,167
8/15/02

                                                                                  44,538

TRANSPORTATION - 2.7%

AIR TRANSPORTATION - 0.8%

Continental Airlines, Inc.
pass thru trust certificates:

7.42% 10/1/08                     Baa1       7,988                                7,887

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Continental Airlines, Inc.
pass thru trust
certificates: - continued

7.434% 3/15/06                    Baa1      $ 2,665                              $ 2,608

7.73% 9/15/12                     Baa1       1,735                                1,693

Qantas Airways Ltd. 7.75%         Baa1       8,500                                8,402
6/15/09 (b)

United Air Lines, Inc. 9%         Baa3       5,450                                5,691
12/15/03

                                                                                  26,281

RAILROADS - 1.9%

Burlington Northern Santa Fe      Baa2       19,000                               18,734
Corp. 6.53% 7/15/37

Canadian National Railway Co.     Baa2       8,650                                7,753
6.9% 7/15/28

CSX Corp.:

6.46% 6/22/05                     Baa2       8,500                                8,170

7.05% 5/1/02                      Baa2       5,000                                5,005

Union Pacific 6.34% 11/25/03      Baa3       10,300                               9,926

Wisconsin Central                 Baa2       13,570                               12,613
Transportation Corp. 6.625%
4/15/08

                                                                                  62,201

TOTAL TRANSPORTATION                                                              88,482

UTILITIES - 6.3%

CELLULAR - 0.6%

Cable & Wireless
Communications PLC:

6.375% 3/6/03                     Baa1       15,760                               15,708

6.625% 3/6/05                     Baa1       5,600                                5,616

                                                                                  21,324

ELECTRIC UTILITY - 2.1%

Avon Energy Partners Holdings     Baa2       21,000                               20,681
6.73% 12/11/02 (b)

Niagara Mohawk Power Corp.:

5.875% 9/1/02                     Baa2       4,800                                4,653

6.875% 3/1/01                     Baa2       12,945                               12,960

Philadelphia Electric Co.:

6.5% 5/1/03                       Baa1       4,800                                4,729

6.625% 3/1/03                     Baa1       8,980                                8,888

8% 4/1/02                         Baa1       5,050                                5,175

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Public Service Electric & Gas     A3        $ 5,800                              $ 5,677
Co. 6.125% 8/1/02

Texas Utilities Electric Co.      A3         6,000                                6,139
8.125% 2/1/02

                                                                                  68,902

GAS - 1.5%

Cms Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       6,250                                5,981

7% 7/15/29                        Baa3       4,750                                4,292

Columbia Energy Group 6.61%       A3         5,328                                5,242
11/28/02

El Paso Energy Corp. 6.625%       Baa3       9,000                                8,958
7/15/01

Enserch Corp. 6.25% 1/1/03        Baa2       4,000                                3,890

InterNorth, Inc. 9.625%           Baa2       9,610                                10,577
3/15/06

Kern River Funding Corp.          A2         5,268                                5,246
6.42%  3/31/01 (b)

Southwest Gas Corp. 9.75%         Baa2       3,840                                4,062
6/15/02

                                                                                  48,248

TELEPHONE SERVICES - 2.1%

MCI WorldCom, Inc.:

6.125% 8/15/01                    A3         2,345                                2,334

6.25% 8/15/03                     A3         12,850                               12,607

8.875% 1/15/06                    A3         11,326                               11,924

Telecomunicaciones de Puerto
Rico, Inc.:

6.15% 5/15/02 (b)                 Baa2       10,345                               10,062

6.65% 5/15/06 (b)                 Baa2       9,110                                8,670

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       15,519                               14,568

7.7% 7/20/29                      Baa1       8,000                                7,244

                                                                                  67,409

TOTAL UTILITIES                                                                   205,883

TOTAL NONCONVERTIBLE BONDS                                                        1,771,345
(Cost $1,821,573)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 17.0%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 9.0%

Fannie Mae:

5.44% 1/24/01                     Aaa       $ 4,755                              $ 4,713

6.69% 8/7/01                      Aaa        3,000                                3,023

Federal Farm Credit Bank          Aaa        1,000                                968
5.54% 9/10/03

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa        11,600                               10,658

5.195% 9/11/01                    Aaa        7,100                                6,972

6.26% 9/24/04                     Aaa        3,500                                3,453

6.5% 8/15/07                      Aaa        20,000                               19,687

6.89% 4/6/04                      Aaa        4,465                                4,523

7.36% 7/1/04                      Aaa        19,335                               19,924

7.38% 8/5/04                      Aaa        5,890                                6,088

7.46% 9/9/04                      Aaa        5,070                                5,241

7.59% 3/10/05                     Aaa        3,010                                3,139

Financing Corp. - coupon
STRIPS:

0% 12/6/03                        Aaa        2,168                                1,652

0% 10/5/05                        Aaa        1,000                                671

Freddie Mac:

5.85% 2/21/06                     Aaa        2,425                                2,318

7.93% 1/20/05                     Aaa        12,195                               12,889

8% 1/26/05                        Aaa        7,300                                7,738

8.115% 1/31/05                    Aaa        25,475                               27,135

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        3,716                                3,596

Series 1993 D, 5.23% 5/15/05      Aaa        2,853                                2,751

Series 1995-A, 6.28% 6/15/04      Aaa        20,008                               19,896

Series 1996-A, 6.55% 6/15/04      Aaa        10,265                               10,267

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 B, 7.5% 1/26/06       Aaa        2,317                                2,379

Series 1997-A, 6.104% 7/15/03     Aaa        13,333                               13,193

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%            Aaa        7,878                                7,864
8/15/04 (callable)

Series 1996-A1, 6.726%            -          16,261                               16,242
9/15/10 (callable)

Series 1998-196A, 5.926%          -          9,536                                9,469
6/15/05

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.
secured:

5.31% 11/15/03 (b)                Aaa       $ 13,000                             $ 12,317

5.8% 2/1/04                       Aaa        15,300                               15,156

6.62% 10/1/05                     Aaa        10,000                               10,034

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.89% 8/15/05                     Aaa        7,917                                7,577

6.625% 8/15/03                    Aaa        15,800                               15,829

U.S. Department of Housing        Aaa        3,715                                3,840
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.66% 8/1/15

                                                                                  291,202

U.S. TREASURY OBLIGATIONS -
8.0%

U.S. Treasury Bonds:

10.75% 5/15/03                    Aaa        62,900                               72,138

12% 8/15/13                       Aaa        41,700                               57,168

14% 11/15/11                      Aaa        62,800                               89,657

U.S. Treasury Notes:

6.375% 5/15/00                    Aaa        23,470                               23,587

7% 7/15/06                        Aaa        12,820                               13,393

7.875% 8/15/01                    Aaa        4,000                                4,137

                                                                                  260,080

TOTAL U.S. GOVERNMENT AND                                                         551,282
GOVERNMENT AGENCY OBLIGATIONS
(Cost $569,753)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 7.8%



FANNIE MAE - 6.4%

6.5% 6/1/14 to 1/1/29             Aaa        101,951                              99,223

7% 7/1/25 to 10/1/29              Aaa        83,750                               82,248

7.5% 8/1/13 to 9/1/29             Aaa        25,496                               25,582

12.5% 11/1/13 to 8/1/15           Aaa        165                                  187

                                                                                  207,240

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FREDDIE MAC - 0.0%

8.5% 6/1/13                       Aaa       $ 43                                 $ 44

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.4%

6.5% 4/15/28 to 4/15/29           Aaa        9,859                                9,421

7% 8/15/25 to 4/15/28             Aaa        37,375                               36,676

7.5% 3/15/28                      Aaa        666                                  668

8% 5/15/22                        Aaa        13                                   14

9.5% 9/15/09 to 10/15/15          Aaa        74                                   79

10% 12/15/13 to 8/15/17           Aaa        135                                  147

                                                                                  47,005

TOTAL U.S. GOVERNMENT AGENCY                                                      254,289
- MORTGAGE SECURITIES
(Cost $257,635)

ASSET-BACKED SECURITIES - 9.3%



American Express Master Trust     Aaa        12,000                               11,683
5.9% 5/15/03

Anrc Auto Owner Trust Series      Aaa        13,000                               13,014
1999-A Class A3, 6.75%
12/15/03

BankAmerica Manufacturing
Housing Contract:

6.11% 1/10/08                     Aaa        10,500                               10,398

6.2% 4/10/09                      Aaa        7,930                                7,776

Capita Equipment Receivables
Trust:

6.45% 8/15/02                     Aa3        12,420                               12,315

6.57% 3/15/01                     Aa3        7,200                                7,189

Caterpillar Financial Asset       Aaa        8,500                                8,473
Trust 6.2%  4/25/04

Chase Manhattan Grantor Trust     A3         1,186                                1,189
6.76%  9/15/02

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        4,670                                4,644

6.2% 3/20/04                      Aaa        6,134                                6,102

CIT Marine Trust 5.8% 4/15/10     Aaa        6,000                                5,832

CPS Auto Grantor Trust:

6.55% 8/15/02                     Aaa        2,837                                2,831

6.7% 2/15/02                      Aaa        1,315                                1,314

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CS First Boston Mortgage          Aaa       $ 5,601                              $ 5,617
Securities Corp. 7% 3/15/27

Dayton Hudson Credit Card         Aaa        4,500                                4,358
Master Trust 5.9% 5/25/06

Discover Card Master Trust I      Aaa        8,000                                7,923
5.75% 10/16/03

Fidelity Funding Auto Trust       Aaa        1,602                                1,609
6.99%  11/15/02 (b)

Ford Credit Auto Owner Trust:

5.95% 10/15/02                    A1         15,500                               15,268

6.2% 12/15/02                     Baa2       7,080                                6,957

6.4% 12/15/02                     Baa2       3,810                                3,762

6.87% 11/15/04                    A2         6,150                                6,125

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        21,000                               20,980

6.7% 5/15/27                      Aaa        5,810                                5,812

7.15% 7/15/27                     Aaa        1,939                                1,944

Key Auto Finance Trust:

6.25% 10/15/03                    Aaa        6,975                                6,955

6.65% 10/15/03                    Baa3       1,544                                1,539

MBNA Master Credit Card Trust
II:

6.4% 1/18/05                      Aaa        7,000                                6,977

6.55% 1/15/07                     Aaa        16,500                               16,401

Olympic Automobile                Aaa        3,052                                3,029
Receivables Trust 6.125%
11/15/04

Onyx Acceptance Grantor Trust     Aaa        4,068                                4,062
6.2% 6/15/03

Petroleum Enhanced Trust          Baa2       10,035                               9,997
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (b)(c)

PP&L Transition Bonds LLC         Aaa        17,000                               16,968
Series 1999-1  Class A4,
6.72% 12/26/05

Railcar Trust 7.75% 6/1/04        Aaa        8,834                                8,972

Reliance Auto Receivables         Aaa        835                                  835
Corp., Inc. 6.1% 7/15/02 (b)

Sears Credit Account Master
Trust II:

6.2% 2/16/06                      Aaa        14,775                               14,715

6.5% 10/15/03                     Aaa        1,764                                1,764

Tranex Auto Receivables Owner     Aaa        5,360                                5,336
Trust 6.334% 8/15/03 (b)

Triad Auto Receivables Owner      Aaa        6,262                                6,180
Trust 5.98% 9/17/05

Western Financial Grantor         Aaa        3,775                                3,765
Trust 5.875%  3/1/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

WFS Financial Owner Trust:

6.9% 12/20/03                     Aaa       $ 10,954                             $ 10,971

7.05% 11/20/03                    Aaa        10,351                               10,370

TOTAL ASSET-BACKED SECURITIES                                                     301,951
(Cost $304,262)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%



U.S. GOVERNMENT AGENCY - 0.2%

Freddie Mac planned               Aaa        8,500                                8,066
amortization class  Series
1380 Class L, 5% 10/15/07
(Cost $8,401)

COMMERCIAL MORTGAGE
SECURITIES - 4.6%



Allied Capital Commercial         Aaa        8,317                                8,229
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Bankers Trust II Series           Baa2       11,499                               11,470
1999-S1A, Class D 7.5488%
2/28/14 (b)(c)

Commercial Mortgage Asset         Aaa        2,000                                1,902
Trust sequential pay Series
1999 C1 Class A3, 6.64%
9/17/10

CS First Boston Mortgage
Securities Corp.:

sequential pay Series             -          8,945                                8,867
1997-SPICE Class A, 6.653%
8/20/36 (b)

Series 1995-WF1 Class A-2,        AAA        9,690                                9,608
6.648% 12/21/27

Series 1998-FL1:

Class D, 5.9% 12/10/00 (b)(c)     A2         10,200                               10,098

Class E, 6.25% 1/10/13 (b)(c)     Baa2       15,000                               14,700

Deutsche Mortgage & Asset         Baa2       10,000                               8,875
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance         Aaa        8,323                                8,301
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

FMAC Loan Receivables Trust       Aaa        4,484                                4,324
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (b)

Host Marriot Pool Trust 6.98%     Aaa        8,404                                8,320
8/1/15

LTC Commercial Mortgage pass      AAA        9,511                                8,860
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (b)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Midland Realty Acceptance         Aaa       $ 4,303                              $ 4,322
Corp. sequential pay Series
1997-C1 Class A1, 7.315%
4/25/03

Resolution Trust Corp. Series     Baa2       2,648                                2,611
1995-C2 Class D, 7% 5/25/27

Thirteen Affiliates of            A2         20,000                               19,254
General Growth Properties,
Inc. Series 1 Class C-1,
6.762% 12/15/07 (b)

TIAA Retail Commercial            AAA        12,606                               12,533
Mortgage Trust 7.17% 1/1/32

Wells Fargo Capital Markets       Aaa        6,856                                6,777
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                         149,051
SECURITIES
(Cost $152,183)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 3.5%



Korean Republic yankee:

8.75% 4/15/03                     Baa3       7,840                                8,092

8.875% 4/15/08                    Baa3       3,336                                3,454

Manitoba Province yankee          Aa3        26,500                               26,708
6.875% 9/15/02

Nova Scotia Province yankee       A3         12,033                               12,771
9.375% 7/15/02

Ontario Province yankee:

global 7.75% 6/4/02               Aa3        14,850                               15,278

7.375% 1/27/03                    Aa3        7,500                                7,670

8% 10/17/01                       Aa3        3,200                                3,291

Quebec Province:

7% 1/30/07                        A2         9,500                                9,479

yankee 6.5% 1/17/06               A2         10,000                               9,793

State of Israel (guaranteed       A3         21,000                               18,310
by U.S. Government through
Agency for International
Development) yankee 7.25%
12/15/28

TOTAL FOREIGN GOVERNMENT AND                                                      114,846
GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,082)



CASH EQUIVALENTS - 1.4%

                              MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

Investments in repurchase     $ 45,760                             $ 45,740
agreements (U.S. Government
obligations), in a joint
trading account at 5.33%,
dated 10/29/99 due 11/1/99
(Cost $45,740)

TOTAL INVESTMENT PORTFOLIO -                                        3,196,570
98.3%  (Cost $3,279,629)

NET OTHER ASSETS - 1.7%                                             55,811

NET ASSETS - 100%                                                 $ 3,252,381


LEGEND

(a) Standard & Poor's (registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $380,772,000 or 11.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS      S&P RATINGS

Aaa, Aa, A    61.2%  AAA, AA, A    59.1%

Baa           32.4%  BBB           31.5%

Ba            2.0%   BB            1.7%

B             0.2%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     CC, C         0.0%

The percentage not rated by Moody's or S&P amounted to 1.1%.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America     89.6%

Canada                        3.5%

United Kingdom                2.1%

Others (individually less     4.8%
than 1%)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,279,629,000. Net unrealized depreciation aggregated $83,059,000, of which $6,307,000 related to appreciated investment securities and $89,366,000 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $13,214,000, of which $7,401,000 and $5,813,000 will expire on April 30, 2005 and 2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)       OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 3,196,570
value (including repurchase
agreements of $45,740) (cost
$3,279,629) -  See
accompanying schedule

Receivable for investments                12,162
sold

Receivable for fund shares                11,777
sold

Interest receivable                       54,189

Other receivables                         11

 TOTAL ASSETS                             3,274,709

LIABILITIES

Payable to custodian bank       $ 27

Payable for investments          12,750
purchased

Payable for fund shares          7,111
redeemed

Distributions payable            601

Accrued management fee           1,150

Other payables and accrued       689
expenses

 TOTAL LIABILITIES                        22,328

NET ASSETS                               $ 3,252,381

Net Assets consist of:

Paid in capital                          $ 3,376,204

Distributions in excess of                (4,920)
net investment income

Accumulated undistributed net             (35,844)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (83,059)
(depreciation) on investments

NET ASSETS, for 330,196                  $ 3,252,381
shares outstanding

NET ASSET VALUE, offering                 $9.85
price and redemption price
per share ($3,252,381
(divided by) 330,196 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         SIX
                             MONTHS ENDED OCTOBER 31,
                                     1999 (UNAUDITED)

INVESTMENT INCOME                          $ 112,536
Interest

EXPENSES

Management fee                  $ 7,037

Transfer agent fees              3,421

Accounting fees and expenses     297

Non-interested trustees'         5
compensation

Custodian fees and expenses      76

Registration fees                50

Audit                            22

Legal                            42

Reports to shareholders          313

Miscellaneous                    2

 Total expenses before           11,265
reductions

 Expense reductions              (182)      11,083

NET INVESTMENT INCOME                       101,453

REALIZED AND UNREALIZED GAIN                (22,364)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (79,499)

 Delayed delivery commitments    (345)      (79,844)

NET GAIN (LOSS)                             (102,208)

NET INCREASE (DECREASE) IN                 $ (755)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 101,453                     $ 200,125
income

 Net realized gain (loss)         (22,364)                      15,527

 Change in net unrealized         (79,844)                      (23,998)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (755)                         191,654
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (100,743)                     (199,034)
from net investment income

Share transactions Net            1,038,291                     2,461,866
proceeds from sales of shares

 Reinvestment of distributions    96,545                        191,145

 Cost of shares redeemed          (1,295,801)                   (2,223,191)

 NET INCREASE (DECREASE) IN       (160,965)                     429,820
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (262,463)                     422,440
IN NET ASSETS

NET ASSETS

 Beginning of period              3,514,844                     3,092,404

 End of period (including        $ 3,252,381                   $ 3,514,844
distributions in excess of
net investment income of
$4,920 and $5,630,
respectively)

OTHER INFORMATION
Shares

 Sold                             104,663                       240,581

 Issued in reinvestment of        9,747                         18,681
distributions

 Redeemed                         (130,550)                     (217,232)

 Net increase (decrease)          (16,140)                      42,030


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                               1999

                               (UNAUDITED)                   1999                   1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.150                      $ 10.160               $ 9.960   $ 10.050  $ 10.030  $ 10.230
period

Income from Investment          .307 D                        .613 D                 .646 D    .647 D    .684      .591
Operations Net investment
income

Net realized and  unrealized    (.302)                        (.013)                 .200      (.060)    (.004)    (.074)
gain (loss)

Total from investment           .005                          .600                   .846      .587      .680      .517
operations

Less Distributions

From net investment income      (.305)                        (.610)                 (.646)    (.647)    (.660)    (.598)

From net realized gain          -                             -                      -         (.030)    -         -

In excess of net  realized      -                             -                      -         -         -         (.100)
gain

Return of capital               -                             -                      -         -         -         (.019)

Total distributions             (.305)                        (.610)                 (.646)    (.677)    (.660)    (.717)

Net asset value,  end of       $ 9.850                       $ 10.150               $ 10.160  $ 9.960   $ 10.050  $ 10.030
period

TOTAL RETURN B, C               0.07%                         6.03%                  8.70%     6.02%     6.85%     5.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 3,252                       $ 3,515                $ 3,092   $ 3,083   $ 2,881   $ 2,463
millions)

Ratio of expenses to average    .68% A                        .66%                   .66%      .71%      .73%      .68%
net assets

Ratio of expenses to average    .67% A, E                     .65% E                 .65% E    .69% E    .71% E    .68%
net assets after expense
reductions

Ratio of net investment         6.15% A                       6.00%                  6.37%     6.46%     6.48%     6.31%
income to average net assets

Portfolio turnover rate         108% A                        108%                   90%       116%      169%      75%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION -
CONTINUED

to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the

2. OPERATING POLICIES -
CONTINUED

DELAYED DELIVERY TRANSACTIONS -
CONTINUED

purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,720,702,000 and $1,867,297,000, respectively, of which U.S. government and government agency obligations aggregated
$751,393,000 and $961,202,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT FEES - CONTINUED

and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $31,000 and $151,000, respectively, under these arrangements.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999. Shareholders of record at the close of business were entitled to vote. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF               % OF
               VOTES CAST         VOTES CAST

RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92  100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92  100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92  100.000

               # OF               % OF
               VOTES CAST         VOTES CAST

PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92  100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92  100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92  100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92  100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92  100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Withheld       819,075,621.96     9.844

TOTAL          8,320,231,453.92  100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,377,931,988.46   84.553

Against        21,506,915.78      1.320

Abstain        230,221,825.25     14.127

TOTAL          1,629,660,729.49   100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Declaration of Trust.*

                    # OF               % OF
                    VOTES CAST         VOTES CAST

Affirmative         6,878,704,796.76   82.675

Against             319,740,789.58     3.843

Abstain             1,121,686,130.62   13.482

TOTAL               8,320,131,716.96   100.000

Broker Non-Votes    99,736.96

PROPOSAL 4

To approve an amended management contract for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,252,658,796.25   76.866

Against        109,758,398.40     6.735

Abstain        267,243,534.84     16.399

TOTAL          1,629,660,729.49   100.000

PROPOSAL 5

To approve an amended sub-advisory agreement with Fidelity Management & Research (U. K.) Inc. for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,245,399,917.79   76.421

Against        111,025,039.29     6.813

Abstain        273,235,772.41     16.766

TOTAL          1,629,660,729.49   100.000

PROPOSAL 6

To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,240,206,724.24   76.102

Against        113,205,074.30     6.947

Abstain        276,248,930.95     16.951

TOTAL          1,629,660,729.49   100.000

PROPOSAL 7

To eliminate a fundamental investment policy for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,197,642,419.03   73.490

Against        146,778,922.49     9.007

Abstain        285,239,387.97     17.503

TOTAL          1,629,660,729.49   100.000

PROPOSAL 8

To amend the fund's fundamental investment limitation concerning diversification to exclude securities of other investment companies from the limitation.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,260,483,409.77   77.346

Against        93,064,916.26      5.711

Abstain        276,112,403.46     16.943

TOTAL          1,629,660,729.49   100.000

PROPOSAL 9

To amend the fund's fundamental investment limitation concerning underwriting of securities.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    1,236,185,959.10   75.855

Against        115,864,336.70     7.110

Abstain        277,610,433.69     17.035

TOTAL          1,629,660,729.49   100.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Money
 Management, Inc., Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Ford E. O'Neil, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

IBF-SANN-1299  88237
1.538685.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
LARGE CAP STOCK
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Notes to the financial
                          statements.

DISTRIBUTIONS         26

PROXY VOTING RESULTS  27

Standard & Poor's, S&P and S&P 500 are registered service marks of The
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
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FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK        5.64%          32.79%       162.25%

S&P 500 (registered trademark)  2.74%          25.67%       167.38%

Growth Funds Average            4.43%          29.14%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on June 22, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,248 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on Page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK        32.79%       24.74%

S&P 500                         25.67%       25.29%

Growth Funds Average            29.14%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Large Cap Stock             S&P 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                     9890.40
  1995/07/31      10260.00                    10218.37
  1995/08/31      10330.00                    10244.01
  1995/09/30      10720.00                    10676.31
  1995/10/31      10590.00                    10638.20
  1995/11/30      10990.00                    11105.21
  1995/12/31      11079.92                    11319.10
  1996/01/31      11420.84                    11704.40
  1996/02/29      11621.38                    11812.90
  1996/03/31      11661.49                    11926.66
  1996/04/30      11751.73                    12102.46
  1996/05/31      12022.46                    12414.58
  1996/06/30      12092.09                    12461.88
  1996/07/31      11488.55                    11911.32
  1996/08/31      11859.14                    12162.53
  1996/09/30      12653.28                    12847.03
  1996/10/31      12843.88                    13201.35
  1996/11/30      13786.26                    14199.24
  1996/12/31      13467.54                    13917.96
  1997/01/31      14145.76                    14787.55
  1997/02/28      13919.69                    14903.49
  1997/03/31      13219.93                    14291.10
  1997/04/30      13790.50                    15144.28
  1997/05/31      14727.09                    16066.26
  1997/06/30      15282.77                    16786.03
  1997/07/31      16456.64                    18121.70
  1997/08/31      15875.30                    17106.52
  1997/09/30      16736.14                    18043.44
  1997/10/31      16110.07                    17440.79
  1997/11/30      16523.72                    18248.13
  1997/12/31      16794.67                    18561.45
  1998/01/31      16841.29                    18766.74
  1998/02/28      18158.29                    20120.19
  1998/03/31      19044.06                    21150.55
  1998/04/30      19172.26                    21363.32
  1998/05/31      18845.92                    20996.09
  1998/06/30      20032.51                    21848.95
  1998/07/31      20100.00                    21616.26
  1998/08/31      17076.23                    18490.98
  1998/09/30      18561.12                    19675.51
  1998/10/31      19749.03                    21275.92
  1998/11/30      21085.43                    22565.45
  1998/12/31      22921.29                    23865.67
  1999/01/31      24392.68                    24863.73
  1999/02/28      23447.75                    24090.97
  1999/03/31      24811.15                    25054.85
  1999/04/30      24824.65                    26025.22
  1999/05/31      24122.70                    25410.77
  1999/06/30      25361.85                    26821.07
  1999/07/31      24896.00                    25983.71
  1999/08/31      25279.64                    25855.09
  1999/09/30      24663.07                    25146.40
  1999/10/29      26225.06                    26737.67
IMATRL PRASUN   SHR__CHT 19991031 19991111 103825 R00000000000056

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by October 31, 1999, the value of the investment would have grown to $26,225 - a 162.25% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $26,738 - a 167.38% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF OCTOBER 31, 1999, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP GROWTH FUNDS ARE 6.99%, AND 38.76%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 38.76%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE, 3.19%, AND 28.26%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 28.26%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A change in market leadership
painted the backdrop for the six
months that ended October 31,
1999, as growth stocks stole the
spotlight back from their value
and cyclical - or, economically
sensitive - counterparts that had
captured the hearts and minds of
investors for much of April.
Technology shares led a narrow
charge, seemingly resilient to the
interest-rate concerns that tempered
the returns of the broader market.
The technology-rich NASDAQ
closed out the period posting a
record high, capping off a strong
six-month showing, up 16.82%. In
comparison, the Standard & Poor's
500 Index - a broad measure of
U.S. stock market performance -
could muster only 2.74% during this
time frame. The Federal Reserve
Board, determined to keep inflation
in check, acted promptly and
forcefully, levying two quarter-point
interest-rate cuts in the summer to
rein in signs of runaway growth in
the economy. Anticipation of and
reaction to these moves kept most
blue-chip stocks in check, fueling
the stock market's frequent mood
swings during the period. The Dow
Jones Industrial Average - an
index of 30 blue-chip stocks -
traversed hilly terrain over the
course of the period, from its
adventure north of the 11,000
border in May, to its return trip
to 10,000 in October. For all its
efforts, though, the Dow managed
just a 0.22% return for the
six-month period.

(photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. It fared well for both the six- and 12-month periods. For the six months that ended October 31, 1999, the fund had a total return of 5.64%. In comparison, the growth funds average as measured by Lipper Inc. returned 4.43%, while the Standard & Poor's 500 Index delivered a return of 2.74%. For the 12 months that ended October 31, 1999, the fund posted a total return of 32.79%, while the Lipper average and S&P 500 index returned 29.14% and 25.67%, respectively.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S SUCCESS OVER THE PAST SIX
MONTHS?

A. The fund benefited from concentrating its assets in what I consider to be the "best of the benchmark" - with names such as Intel, Microsoft and Cisco Systems. Within this group of companies, I increased the fund's exposure to those stocks that I really liked based on their long-term growth prospects. Strong stock picking outside of the S&P 500 benchmark helped as well. I built a diversified pool of primarily smaller large-cap technology and communications stocks - names such as Legato Systems and Vignette Corp. - and these performed well for the fund during the period. In addition, I broadened the portfolio to include some biotechnology names, such as Affymetrix and QLT PhotoTherapeutics, which added to fund returns during this time frame. All in all, I stuck with the names I believed in, some of which traversed a rocky road in the second quarter. The fund's media and communications holdings, for example, rebounded nicely later in the period.

Q. WHAT WERE SOME OF THE OTHER STRATEGIES THAT HELPED THE FUND DURING
THE PERIOD?

A. Technology stocks had market and earnings momentum over the past six months and, to capitalize on this growth, I increased the fund's weighting in response. In health care, I felt that drug stocks were going to have a tough time outperforming the market from mid-year forward, given concerns over patent expirations and intensified government scrutiny of the industry. With that in mind, I shifted some assets from a few of the largest drug companies to more of the strong biotechnology names, some of which I mentioned earlier. Also, I maintained a healthy exposure to the world of cable and wireless stocks as a play on "new media" and the Internet. Another big plus came from advertising-driven firms of traditional media, such as CBS and Tribune Co., which also were enormous beneficiaries of the Internet. One can't help but notice the dot.coms flooding available ad spaces of late. I've been a big believer in this advertising-cycle phenomenon in television and radio for over a year now, and it has played out beautifully for the fund.

Q. WHICH STOCKS CONTRIBUTED TO PERFORMANCE?

A. GE soared on strong earnings resulting from improving global economic conditions. Cisco Systems enjoyed a strong period as well, benefiting from investors' appreciation of the value of the networking infrastructure to the development of the Internet. Intel, another key contributor to the growth of the Internet, rallied on robust overall demand in its semiconductor, or chip, business. Intel also benefited from some good networking and wireless acquisitions.

Q. WHICH STOCKS DETRACTED?

A. Philip Morris continued its year-long slide, mostly in response to the potential for further tobacco litigation. Gillette suffered from an earnings shortfall related to inventory backlogs in Latin America and Western Europe. At Home, a provider of Internet services over cable lines, lost 50% of its value during the Internet stock correction of the late spring and early summer.

Q. WHAT'S YOUR OUTLOOK?

A. Until something fundamental changes in the external environment, whether that's interest rates or inflation, the market isn't likely to change too dramatically. I don't want to turn my back on the stocks that have contributed to the fund's success of late. I will, however, have to be sensible and begin to reduce some positions if their valuations become extreme. So, my challenge lies in what to do with the proceeds from the names that I do choose to sell or trim back. I've tried to be defensive to a degree, and I plan to maintain this stance to provide some protection on the downside. I will, however, continue to look aggressively at technology and communications stocks because it simply wouldn't be prudent to ignore what the market appears to love.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek long-term
growth of capital by investing
in companies with market
capitalization greater than
$1 billion at the time of
investment

FUND NUMBER: 338

TRADING SYMBOL: FLCSX

START DATE: June 22, 1995

SIZE: as of October 31, 1999,
more than $879 million

MANAGER: Karen Firestone,
since 1998; manager,
Fidelity Advisor Large Cap
Fund, since 1998; several
Fidelity Select Portfolios,
1986-1997; joined Fidelity
in 1983

KAREN FIRESTONE ON INCLUDING
OUT-OF-THE-BENCHMARK
OPPORTUNITIES IN THE
INVESTMENT MIX:

"Take a look at the past six
months. The period began at the
tail end of the market's short-term
love affair with cyclicals - or,
economically sensitive stocks -
and ended with growth,
specifically technology, stocks
earning the lion's share of the
market's affection. Aside from
technology, large-cap stocks were
generally flat during the period. In
this narrowly led market, it was
difficult to find good stories within
the large-cap universe alone. To
that point, a large-cap fund ideally
would have owned the largest-cap
technology names and many of the
small-to-mid-cap tech stocks, and
that's it. While that may sound
good, it clearly isn't a very realistic
or risk-averse way to manage a
fund. So, instead, I chose a more
diversified path, looking in large
part - 70% or so - to the very
best companies in the S&P 500
index. From there, the fund's
charter allowed me the flexibility
to invest the other 30% elsewhere
in the capitalization range, where
some of the best opportunities
resided. In support of this quest, I
visited a lot of companies,
searching for stocks that others
may have overlooked. Wherever I
go, I'm always thinking about the
big picture and where the market
might go next. In addition, when
I'm not on the road talking to
firms, I'm sitting with our research
analysts, carefully reviewing
company fundamentals."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF OCTOBER
31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Microsoft Corp.                 4.6                      3.6

General Electric Co.            4.1                      4.2

Cisco Systems, Inc.             2.9                      2.2

Merck & Co., Inc.               2.9                      2.8

Intel Corp.                     2.5                      2.4

Wal-Mart Stores, Inc.           1.9                      1.3

Procter & Gamble Co.            1.9                      1.9

Bristol-Myers Squibb Co.        1.8                      1.2

Pfizer, Inc.                    1.8                      1.7

Lucent Technologies, Inc.         1.7                      1.3

                                 26.1                     22.6

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      25.4                     22.5

HEALTH                          15.2                     18.8

MEDIA & LEISURE                 10.0                     10.4

NONDURABLES                     8.1                      10.0

FINANCE                         8.1                      8.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                     AS OF APRIL 30, 1999 **

Stocks                          95.0%                        Stocks                               96.4%

Short-Term Investments and                                   Short-Term  Investments and
Net Other Assets                 5.0%                        Net Other Assets                      3.6%

* FOREIGN INVESTMENTS            5.9%                        ** FOREIGN INVESTMENTS                3.0%

Row: 1, Col: 1, Value: 95.0                                  Row: 1, Col: 1, Value: 96.40000000000001
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.0                                   Row: 1, Col: 8, Value: 3.6





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets


COMMON STOCKS - 95.0%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.4%

Boeing Co.                        80,300                     $ 3,698,819

DEFENSE ELECTRONICS - 0.2%

Litton Industries, Inc. (a)       33,900                      1,591,181

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            53,500                      2,965,906

TOTAL AEROSPACE & DEFENSE                                     8,255,906

BASIC INDUSTRIES - 1.9%

CHEMICALS & PLASTICS - 0.8%

Eastman Chemical Co.              68,700                      2,649,244

Monsanto Co.                      109,600                     4,219,600

                                                              6,868,844

PACKAGING & CONTAINERS - 0.6%

Crown Cork & Seal Co., Inc.       64,600                      1,546,363

Owens-Illinois, Inc. (a)          146,770                     3,513,307

                                                              5,059,670

PAPER & FOREST PRODUCTS - 0.5%

Champion International Corp.      47,700                      2,757,656

Smurfit-Stone Container Corp.     94,500                      2,043,563
(a)

                                                              4,801,219

TOTAL BASIC INDUSTRIES                                        16,729,733

DURABLES - 1.4%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Barrett Resources Corp. (a)       43,500                      1,459,969

CONSUMER DURABLES - 1.1%

Minnesota Mining &                99,500                      9,458,719
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Swatch Group AG (The) (Reg.)      10,400                      1,709,514

TOTAL DURABLES                                                12,628,202

ENERGY - 4.0%

ENERGY SERVICES - 1.5%

Halliburton Co.                   132,000                     4,974,750

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Noble Drilling Corp. (a)          61,900                     $ 1,373,406

Schlumberger Ltd.                 117,100                     7,091,869

                                                              13,440,025

OIL & GAS - 2.5%

Exxon Corp.                       99,900                      7,398,844

Sunoco, Inc.                      78,100                      1,884,163

Texaco, Inc.                      62,800                      3,854,350

Total Fina SA sponsored ADR       66,500                      4,434,719

USX-Marathon Group                148,800                     4,333,800

                                                              21,905,876

TOTAL ENERGY                                                  35,345,901

FINANCE - 8.1%

BANKS - 1.8%

Bank of New York Co., Inc.        121,660                     5,094,513

Commonwealth Bank of Australia    82,300                      1,348,806

Fleet Boston Corp.                144,167                     6,289,285

HSBC Holdings PLC (Reg.)          233                         2,869

State Street Corp.                35,900                      2,732,888

                                                              15,468,361

CREDIT & OTHER FINANCE - 2.4%

American Express Co.              59,210                      9,118,340

Associates First Capital          112,900                     4,120,850
Corp. Class A

Citigroup, Inc.                   149,500                     8,091,688

                                                              21,330,878

FEDERAL SPONSORED CREDIT - 1.9%

Fannie Mae                        176,900                     12,515,675

Freddie Mac                       78,200                      4,227,688

                                                              16,743,363

INSURANCE - 1.7%

American International Group,     101,775                     10,476,464
Inc.

CIGNA Corp.                       62,300                      4,656,925

                                                              15,133,389

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.3%

Schwab (Charles) Corp.            64,800                     $ 2,523,150

TOTAL FINANCE                                                 71,199,141

HEALTH - 15.2%

DRUGS & PHARMACEUTICALS - 13.2%

American Home Products Corp.      65,240                      3,408,790

Amgen, Inc. (a)                   78,700                      6,276,325

Banyu Pharmaceutical Co. Ltd.     99,000                      1,815,040

Bausch & Lomb, Inc.               39,400                      2,127,600

Bristol-Myers Squibb Co.          208,600                     16,023,088

Eli Lilly & Co.                   101,000                     6,956,375

Human Genome Sciences, Inc.       50,400                      4,403,700
(a)

Inhale Therapeutic Systems,       57,600                      1,587,600
Inc. (a)

Merck & Co., Inc.                 319,940                     25,455,226

Millennium Pharmaceuticals,       74,700                      5,238,338
Inc. (a)

Pfizer, Inc.                      405,500                     16,017,250

QLT PhotoTherapeutics, Inc.       38,200                      1,611,891
(a)

Schering-Plough Corp.             192,160                     9,511,920

SmithKline Beecham PLC            83,400                      5,337,600
sponsored ADR

Warner-Lambert Co.                110,500                     8,819,281

Watson Pharmaceuticals, Inc.      55,500                      1,762,125
(a)

                                                              116,352,149

MEDICAL EQUIPMENT & SUPPLIES
- 2.0%

Guidant Corp.                     34,900                      1,723,188

Johnson & Johnson                 115,000                     12,046,250

Medtronic, Inc.                   97,400                      3,372,475

                                                              17,141,913

TOTAL HEALTH                                                  133,494,062

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.5%

ELECTRICAL EQUIPMENT - 5.3%

Emerson Electric Co.              94,600                      5,681,913

General Electric Co.              267,580                     36,273,814

Mitsubishi Electric Corp.         412,000                     2,283,064

Omron Corp.                       112,000                     2,344,874

                                                              46,583,665

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Ingersoll-Rand Co.                35,000                     $ 1,828,750

TOTAL INDUSTRIAL MACHINERY &                                  48,412,415
EQUIPMENT

MEDIA & LEISURE - 10.0%

BROADCASTING - 5.8%

AT&T Corp. (Liberty Media         181,524                     7,204,234
Group) Class A (a)

Cablevision Systems Corp.         69,300                      4,682,081
Class A (a)

CBS Corp. (a)                     204,400                     9,977,275

Chris-Craft Industries, Inc.      34,600                      2,413,350

Comcast Corp. Class A             201,400                     8,483,975
(special)

Infinity Broadcasting Corp.       118,200                     4,085,288
Class A

Primacom AG                       43,244                      2,144,050

Television Francaise 1 SA         6,149                       1,933,001

Time Warner, Inc.                 98,700                      6,878,156

Univision Communications,         37,800                      3,215,363
Inc. Class A (a)

                                                              51,016,773

ENTERTAINMENT - 1.4%

Disney (Walt) Co.                 248,200                     6,546,275

Fox Entertainment Group, Inc.     185,700                     4,015,763
Class A

Ticketmaster Online               95,600                      2,151,000
CitySearch, Inc.

                                                              12,713,038

PUBLISHING - 1.7%

New York Times Co. (The)          206,000                     8,291,500
Class A

Tribune Co.                       107,100                     6,426,000

                                                              14,717,500

RESTAURANTS - 1.1%

McDonald's Corp.                  225,700                     9,310,125

TOTAL MEDIA & LEISURE                                         87,757,436

NONDURABLES - 8.1%

BEVERAGES - 2.6%

Anheuser-Busch Companies,         88,200                      6,333,863
Inc.

Coca-Cola Co. (The)               211,800                     12,496,200

PepsiCo, Inc.                     73,040                      2,533,575

Seagram Co. Ltd.                  38,500                      1,908,388

                                                              23,272,026

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 1.1%

H.J. Heinz Co.                    75,300                     $ 3,595,575

Quaker Oats Co.                   82,700                      5,789,000

                                                              9,384,575

HOUSEHOLD PRODUCTS - 3.0%

Aptargroup, Inc.                  100,200                     2,692,875

Gillette Co.                      208,900                     7,559,569

Procter & Gamble Co.              157,000                     16,465,375

                                                              26,717,819

TOBACCO - 1.4%

Philip Morris Companies, Inc.     472,040                     11,889,508

TOTAL NONDURABLES                                             71,263,928

PRECIOUS METALS - 0.5%

Barrick Gold Corp.                63,400                      1,165,299

Newmont Mining Corp.              71,500                      1,568,531

Placer Dome, Inc.                 133,600                     1,679,418

                                                              4,413,248

RETAIL & WHOLESALE - 6.2%

APPAREL STORES - 0.3%

TJX Companies, Inc.               91,300                      2,476,513

GENERAL MERCHANDISE STORES -
3.9%

Costco Wholesale Corp. (a)        73,300                      5,886,906

Dayton Hudson Corp.               109,400                     7,069,975

Federated Department Stores,      68,900                      2,941,169
Inc. (a)

Michaels Stores, Inc. (a)         60,300                      2,023,819

Wal-Mart Stores, Inc.             296,500                     16,807,844

                                                              34,729,713

GROCERY STORES - 0.2%

Safeway, Inc. (a)                 59,300                      2,094,031

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Home Depot, Inc.                  179,700                     13,567,350

Staples, Inc. (a)                 87,300                      1,936,969

                                                              15,504,319

TOTAL RETAIL & WHOLESALE                                      54,804,576

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 2.0%

ADVERTISING - 1.5%

Omnicom Group, Inc.               49,400                     $ 4,347,200

TMP Worldwide, Inc. (a)           76,500                      4,776,469

WPP Group PLC sponsored ADR       33,300                      3,658,838

                                                              12,782,507

SERVICES - 0.5%

Reuters Group PLC sponsored       79,800                      4,413,938
ADR

TOTAL SERVICES                                                17,196,445

TECHNOLOGY - 25.4%

COMMUNICATIONS EQUIPMENT - 4.6%

Cisco Systems, Inc. (a)           348,170                     25,764,580

Lucent Technologies, Inc.         228,000                     14,649,000

                                                              40,413,580

COMPUTER SERVICES & SOFTWARE
- 10.9%

Affymetrix, Inc. (a)              12,800                      1,128,000

America Online, Inc. (a)          65,500                      8,494,531

At Home Corp. Series A (a)        66,100                      2,470,488

Automatic Data Processing,        194,600                     9,377,288
Inc.

Citrix Systems, Inc. (a)          50,000                      3,206,250

First Data Corp.                  84,900                      3,878,869

Intuit, Inc. (a)                  98,900                      2,880,463

Legato Systems, Inc. (a)          80,600                      4,332,250

Lycos, Inc. (a)                   30,600                      1,637,100

Microsoft Corp. (a)               436,000                     40,357,233

Redback Networks, Inc.            11,100                      1,282,050

Synopsys, Inc. (a)                57,200                      3,564,275

Verio, Inc. (a)                   87,400                      3,261,113

Vignette Corp. (a)                33,700                      5,324,600

Yahoo!, Inc. (a)                  26,900                      4,816,781

                                                              96,011,291

COMPUTERS & OFFICE EQUIPMENT
- 4.1%

Dell Computer Corp. (a)           242,300                     9,722,288

EMC Corp. (a)                     103,000                     7,519,000

Hewlett-Packard Co.               31,600                      2,340,375

International Business            50,600                      4,977,775
Machines Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Lexmark International Group,      43,300                     $ 3,380,106
Inc. Class A (a)

Sun Microsystems, Inc. (a)        71,800                      7,597,338

                                                              35,536,882

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       30,700                      2,757,244

ELECTRONICS - 5.5%

Altera Corp. (a)                  85,100                      4,137,988

AVX Corp.                         32,600                      1,304,000

Intel Corp.                       280,700                     21,736,706

Linear Technology Corp.           26,300                      1,839,356

Micron Technology, Inc. (a)       24,800                      1,768,550

Motorola, Inc.                    58,900                      5,739,069

Texas Instruments, Inc.           133,900                     12,017,525

                                                              48,543,194

TOTAL TECHNOLOGY                                              223,262,191

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.6%

AMR Corp. (a)                     45,400                      2,882,900

Preview Travel, Inc. (a)          63,300                      1,930,650

                                                              4,813,550

UTILITIES - 5.2%

CELLULAR - 1.3%

Mannesmann AG (Reg.)              15,800                      2,498,446

Nextel Communications, Inc.       28,900                      2,490,819
Class A (a)

Powertel, Inc. (a)                39,500                      2,325,563

Triton PCS Holdings, Inc.         600                         21,150
Class A

Vodafone AirTouch PLC             31,750                      1,522,016
sponsored ADR

Western Wireless Corp. Class A    49,000                      2,590,875

                                                              11,448,869

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     62,800                      3,544,275

Calpine Corp. (a)                 28,300                      1,630,788

Niagara Mohawk Holdings, Inc.     108,100                     1,716,088
(a)

                                                              6,891,151

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 3.1%

Allegiance Telecom, Inc. (a)      30,310                     $ 2,091,390

AT&T Corp.                        75,150                      3,513,263

DDI Corp.                         205                         2,244,418

Focal Communications Corp.        113,400                     2,345,963

MCI WorldCom, Inc. (a)            62,507                      5,363,882

Metromedia Fiber Network,         97,200                      3,213,675
Inc. Class A (a)

SBC Communications, Inc.          93,300                      4,752,469

Sprint Corp. (FON Group)          52,700                      3,916,269

                                                              27,441,329

TOTAL UTILITIES                                               45,781,349

TOTAL COMMON STOCKS                                           835,358,083
(Cost $710,854,302)

CASH EQUIVALENTS - 5.9%



Central Cash Collateral Fund,     1,952,000                   1,952,000
5.26% (b)

Taxable Central Cash Fund,        50,214,308                  50,214,308
5.21% (b)

TOTAL CASH EQUIVALENTS                                        52,166,308
(Cost $52,166,308)

TOTAL INVESTMENT PORTFOLIO -                                  887,524,391
100.9%
(Cost $763,020,610)

NET OTHER ASSETS - (0.9)%                                     (7,566,774)

NET ASSETS - 100%                                           $ 879,957,617

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate
cost of investment securities for income tax purposes was $767,899,180. Net unrealized appreciation aggregated $119,625,211, of which $153,726,333 related to appreciated investment securities and $34,101,122 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 887,524,391
value (cost $763,020,610) -
See accompanying schedule

Receivable for investments                    965,213
sold

Receivable for fund shares                    7,652,294
sold

Dividends receivable                          374,057

Interest receivable                           202,934

Other receivables                             2,618

 TOTAL ASSETS                                 896,721,507

LIABILITIES

Payable for investments        $ 11,903,751
purchased

Payable for fund shares         2,276,836
redeemed

Accrued management fee          404,538

Other payables and accrued      226,765
expenses

Collateral on securities        1,952,000
loaned, at value

 TOTAL LIABILITIES                            16,763,890

NET ASSETS                                   $ 879,957,617

Net Assets consist of:

Paid in capital                              $ 750,844,992

Undistributed net investment                  660,493
income

Accumulated undistributed net                 3,948,148
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   124,503,984
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 45,977,611                   $ 879,957,617
shares outstanding

NET ASSET VALUE, offering                     $19.14
price and redemption price
per share ($879,957,617
(divided by) 45,977,611
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED OCTOBER 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 3,033,597
Dividends

Interest                                       942,758

Security lending                               2,618

 TOTAL INCOME                                  3,978,973

EXPENSES

Management fee Basic fee         $ 2,178,482

 Performance adjustment           (20,053)

Transfer agent fees               872,069

Accounting and security           146,314
lending fees

Non-interested trustees'          879
compensation

Custodian fees and expenses       21,062

Registration fees                 122,990

Audit                             9,639

Legal                             7,334

Reports to shareholders           49,701

Miscellaneous                     915

 Total expenses before            3,389,332
reductions

 Expense reductions               (71,899)     3,317,433

NET INVESTMENT INCOME                          661,540

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,169,168

 Foreign currency transactions    30,817       8,199,985

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            38,016,070

 Assets and liabilities in        329          38,016,399
foreign currencies

NET GAIN (LOSS)                                46,216,384

NET INCREASE (DECREASE) IN                    $ 46,877,924
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 661,540                     $ 371,882
income

 Net realized gain (loss)         8,199,985                     8,223,612

 Change in net unrealized         38,016,399                    62,684,818
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       46,877,924                    71,280,312
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (381,403)                     (184,464)
From net investment income

 From net realized gain           (9,899,732)                   (20,547,394)

 TOTAL DISTRIBUTIONS              (10,281,135)                  (20,731,858)

Share transactions Net            396,384,166                   792,454,656
proceeds from sales of shares

 Reinvestment of distributions    9,828,520                     20,274,079

 Cost of shares redeemed          (195,901,340)                 (384,464,050)

 NET INCREASE (DECREASE) IN       210,311,346                   428,264,685
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       246,908,135                   478,813,139
IN NET ASSETS

NET ASSETS

 Beginning of period              633,049,482                   154,236,343

 End of period (including        $ 879,957,617                 $ 633,049,482
undistributed net investment
income of $660,493 and
$380,356, respectively)

OTHER INFORMATION
Shares

 Sold                             21,674,546                    47,639,094

 Issued in reinvestment of        546,635                       1,425,742
distributions

 Redeemed                         (10,667,306)                  (24,015,515)

 Net increase (decrease)          11,553,875                    25,049,321


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                                1999

                                (UNAUDITED)                   1999                   1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 18.39                       $ 16.45                $ 12.81    $ 11.72    $ 10.00
of period

Income from Investment
Operations

Net investment income            .02 D                         .02 D                  .06 D      .09 D      .05

Net realized and  unrealized     1.00                          4.17                   4.71       1.85       1.70
gain (loss)

Total from investment            1.02                          4.19                   4.77       1.94       1.75
operations

Less Distributions

 From net investment  income     (.01)                         (.02)                  (.06)      (.05)      (.03)

From net realized gain           (.26)                         (2.23)                 (1.07)     (.80)      -

Total distributions              (.27)                         (2.25)                 (1.13)     (.85)      (.03)

Net asset value, end  of        $ 19.14                       $ 18.39                $ 16.45    $ 12.81    $ 11.72
period

TOTAL RETURN B, C                5.64%                         29.48%                 39.03%     17.35%     17.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 879,958                     $ 633,049              $ 154,236  $ 117,413  $ 88,166
(000 omitted)

Ratio of expenses to average     .90% A                        .93%                   .86%       1.01%      1.31% A
net assets

Ratio of expenses to  average    .88% A, E                     .90% E                 .84% E     .99% E     1.30% A, E
net assets after expense
reductions

Ratio of net investment          .17% A                        .13%                   .39%       .68%       .70% A
income to average  net assets

Portfolio turnover rate          92% A                         100%                   159%       110%       155% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR THE PERIOD JUNE 22, 1995 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1996.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $509,069,577 and $330,109,085, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .57% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES - CONTINUED

is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $36,788 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,860,500. The fund received cash collateral of $1,952,000 which was invested in the Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $69,238 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $92 and $2,569, respectively, under these arrangements.

DISTRIBUTIONS


The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on December 6, 1999, to shareholders of record at the opening of business on December 3, 1999, a distribution of $.17 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.03 per share from net investment income.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF               % OF
               VOTES CAST         VOTES CAST

RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92   100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92   100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST

 PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92   100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92   100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92   100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92   100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92   100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Withheld       819,075,621.96     9.844

TOTAL          8,320,231,453.92   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    355,536,349.64   91.839

Against        5,409,463.67     1.397

Abstain        26,184,504.00    6.764

TOTAL          387,130,317.31   100.000

PROPOSAL 3
To adopt an Amended and Restated Declaration of Trust.*

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    6,878,704,796.76   82.675

Against        319,740,789.58     3.843

Abstain        1,121,686,130.62   13.482

TOTAL          8,320,131,716.96   100.000

PROPOSAL 4

To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    338,780,875.10   87.511

Against        10,563,367.68    2.728

Abstain        37,786,074.53    9.761

TOTAL          387,130,317.31   100.000

PROPOSAL 5

To approve an amended sub-advisory agreement with FMR U.K. to allow FMR, FMR U.K., and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    338,728,130.87   87.497

Against        10,504,173.74    2.714

Abstain        37,898,012.70    9.789

TOTAL          387,130,317.31   100.000

PROPOSAL 6

To approve an amended sub-advisory agreement with FMR Far East to allow FMR, FMR Far East, and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    337,908,615.65   87.285

Against        11,009,324.57    2.844

Abstain        38,212,377.09    9.871

TOTAL          387,130,317.31   100.000

PROPOSAL 7

To amend the fundamental diversification limitation to exclude
"securities of other investment companies " from issuer diversification limits.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    333,783,657.53   86.220

Against        15,846,431.72    4.093

Abstain        37,500,228.06    9.687

TOTAL          387,130,317.31   100.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
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CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
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300 Atlantic Street
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DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
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4090 N. Ocean Boulevard
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen M. Firestone, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

LCS-SANN-1299  88240
1.465347.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
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Growth Company Fund
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OTC Portfolio
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Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark)  Growth Fund
Trend Fund
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
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 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
MID-CAP STOCK
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

DISTRIBUTIONS         31

PROXY VOTING RESULTS  32

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MID-CAP STOCK          6.00%          31.30%       155.97%       186.17%

S&P MidCap 400 (registered      1.86%          21.07%       143.79%       149.17%
trademark)

Mid-Cap Funds Average           7.06%          33.45%       130.09%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 29, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 439 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MID-CAP STOCK          31.30%       20.68%        20.67%

S&P MidCap 400                  21.07%       19.51%        17.72%

Mid-Cap Funds Average           33.45%       17.61%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Mid-Cap Stock               S&P MidCap 400
             00337                       SP004
  1994/03/29      10000.00                    10000.00
  1994/03/31       9780.00                     9827.50
  1994/04/30       9840.00                     9900.23
  1994/05/31       9890.00                     9806.17
  1994/06/30       9690.00                     9468.84
  1994/07/31       9930.00                     9789.83
  1994/08/31      10740.00                    10302.82
  1994/09/30      10990.00                    10110.16
  1994/10/31      11180.00                    10220.36
  1994/11/30      10720.00                     9759.42
  1994/12/31      10846.15                     9849.01
  1995/01/31      10927.24                     9951.54
  1995/02/28      11464.48                    10473.20
  1995/03/31      11860.51                    10654.91
  1995/04/30      12195.61                    10868.86
  1995/05/31      12378.39                    11131.13
  1995/06/30      12984.78                    11584.28
  1995/07/31      13715.88                    12188.63
  1995/08/31      14004.20                    12413.99
  1995/09/30      14302.82                    12714.91
  1995/10/31      14014.50                    12387.76
  1995/11/30      14539.66                    12928.73
  1995/12/31      14525.66                    12896.54
  1996/01/31      14977.57                    13083.66
  1996/02/29      15397.20                    13528.38
  1996/03/31      15386.44                    13690.45
  1996/04/30      15956.71                    14108.55
  1996/05/31      16666.85                    14299.30
  1996/06/30      16158.58                    14084.67
  1996/07/31      15221.85                    13131.84
  1996/08/31      16080.52                    13889.16
  1996/09/30      17073.01                    14494.72
  1996/10/31      16638.10                    14536.90
  1996/11/30      17429.86                    15355.77
  1996/12/31      17157.68                    15372.81
  1997/01/31      17731.94                    15949.91
  1997/02/28      17274.87                    15818.80
  1997/03/31      16325.58                    15144.44
  1997/04/30      16759.21                    15537.14
  1997/05/31      18165.57                    16895.71
  1997/06/30      19160.83                    17370.31
  1997/07/31      20672.56                    19090.14
  1997/08/31      20635.69                    19067.04
  1997/09/30      21704.96                    20163.01
  1997/10/31      20820.05                    19285.72
  1997/11/30      21164.18                    19571.54
  1997/12/31      21804.06                    20331.11
  1998/01/31      21673.42                    19944.00
  1998/02/28      23463.20                    21596.36
  1998/03/31      24665.11                    22570.36
  1998/04/30      24560.59                    22982.27
  1998/05/31      23763.68                    21948.30
  1998/06/30      24491.13                    22086.79
  1998/07/31      23834.87                    21230.48
  1998/08/31      19394.63                    17278.64
  1998/09/30      20288.27                    18891.60
  1998/10/31      21796.27                    20579.95
  1998/11/30      23220.50                    21606.89
  1998/12/31      25114.84                    24217.43
  1999/01/31      25466.00                    23274.65
  1999/02/28      24075.41                    22055.98
  1999/03/31      25241.26                    22672.23
  1999/04/30      26997.05                    24460.61
  1999/05/31      26884.68                    24566.53
  1999/06/30      28662.74                    25882.07
  1999/07/31      28104.57                    25332.07
  1999/08/31      28149.82                    24463.69
  1999/09/30      27335.20                    23708.49
  1999/10/29      28617.48                    24916.68
IMATRL PRASUN   SHR__CHT 19991031 19991111 103837 R00000000000071

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Mid-Cap Stock Fund on March 29, 1994, when the fund started. As the chart shows, by October 31, 1999, the value of the investment would have grown to $28,617 - a 186.17% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,917 - a 149.17% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF OCTOBER 31, 1999, THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE ARE 9.07%, 31.70%, AND 112.61%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE, 31.70% AND 15.94%, RESPECTIVELY. THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE ARE 8.66%, 34.51%, AND 117.58%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE, 34.51% AND 16.17%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A change in market leadership
painted the backdrop for the six
months that ended October 31,
1999, as growth stocks stole the
spotlight back from their value
and cyclical - or, economically
sensitive - counterparts that had
captured the hearts and minds of
investors for much of April.
Technology shares led a narrow
charge, seemingly resilient to the
interest-rate concerns that tempered
the returns of the broader market.
The technology-rich NASDAQ
closed out the period posting a
record high, capping off a strong
six-month showing, up 16.82%. In
comparison, the Standard & Poor's
500 Index - a broad measure of
U.S. stock market performance -
could muster only 2.74% during this
time frame. The Federal Reserve
Board, determined to keep inflation
in check, acted promptly and
forcefully, levying two quarter-point
interest-rate cuts in the summer to
rein in signs of runaway growth in
the economy. Anticipation of and
reaction to these moves kept most
blue-chip stocks in check, fueling
the stock market's frequent mood
swings during the period. The Dow
Jones Industrial Average - an
index of 30 blue-chip stocks -
traversed hilly terrain over the
course of the period, from its
adventure north of the 11,000
border in May, to its return trip
to 10,000 in October. For all its
efforts, though, the Dow managed
just a 0.22% return for the
six-month period.

(photograph David Felman)

NOTE TO SHAREHOLDERS: David Felman became Portfolio Manager of the Fidelity Mid-Cap Stock Fund on August 2, 1999.

Q. HOW DID THE FUND PERFORM, DAVID?

A. For the six-month period that ended on October 31, 1999, the fund had a return of 6.00%, compared to a return of 1.86% for the Standard & Poor's MidCap 400 Index and 7.06% for the mid-cap funds average, as measured by Lipper Inc. For the 12 months that ended on October 31, 1999, the fund had a total return of 31.30%, while the S&P MidCap 400 had a return of 21.07% and the mid-cap funds average was 33.45%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. These returns are consistent with the way the fund is managed, which is to be more aggressive than the S&P MidCap 400 index, but not as aggressive as many mid-cap funds that emphasize higher-risk stocks, especially in technology. During a period in which technology stocks did particularly well, it makes sense that the fund would trail the Lipper group while beating the S&P MidCap 400 index. The fund's performance relative to the index was due primarily to the powerful performance of stocks in technology and telecommunications as well as the continued healthy performance by a number of holdings within the media and leisure sector.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE PERIOD?

A. I substantially increased investments in technology companies. I thought the industry's earnings outlook looked good, and valuations were reasonable. I also increased investments in energy stocks because OPEC-encouraged cutbacks in oil production resulted in rising oil prices and encouraged more exploration activity, which should benefit energy services companies. I added to the fund's position in health care, primarily in biotechnology companies where a number of new products looked promising. Health care is one sector where demand is not likely to be affected by rising interest rates. Later in the period, I decreased the fund's holdings in the media and leisure and the retail sectors because I was concerned about their prospects should consumer spending slow because of higher interest rates.

Q. WHAT WAS YOUR STRATEGY IN TECHNOLOGY, WHERE THE FUND'S RELATIVE WEIGHTING WENT FROM 14.9% OF NET ASSETS TO 23.0% IN JUST SIX MONTHS?

A. Most of my technology investments were communications-related. Two powerful influences on the market have been the growth in wireless communications and the increasing demand for equipment for the Internet and local communications networks. I invested in companies such as Qualcomm and Comverse Technology that benefited from the strong demand for wireless. I also invested in companies such as Veritas Software and Legato Systems that produce software for data-storage management systems. Finally, I increased the weighting in semiconductor companies providing equipment for networks.

Q. WHAT INVESTMENTS HELPED PERFORMANCE, AND WHERE WERE YOU
DISAPPOINTED?

A. Many of the biggest winners were the technology stocks involved in communications. These included Nextel and Qualcomm in the wireless communications area; Comverse, which develops voice mail for wireless systems; and Exodus Communications, an Internet infrastructure stock. Outside of the technology area, one of the better performers was Apache Corp., which is involved in oil exploration and production. However, other oil-related stocks faded late in the period, causing a disappointment. I should have cut retail stocks even more than I did, as they were hurt by rising interest rates and concerns about potentially slower sales. Even companies with good earnings and attractive stock valuations were hurt by a general slump in retail stocks. A good example would be TJX, parent company of the discount chain TJ Maxx. Most of my regrets have less to do with what I owned than what I didn't own. For example, I should have owned even more technology stocks, particularly semiconductor company stocks, in a bull market for technology.

Q. WHAT IS YOUR OUTLOOK?

A. We have come through a period in which a few powerful technology stocks dominated performance in the mid-cap market. At this point, I am concerned about high stock valuations in technology. If the market hits a bump in this sector, it will hurt. I am watching for any signs of weakness in the sector and thinking about other industries in which to invest. I have been careful to keep the fund diversified and prepared for the possibility that market trends could shift.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term growth of
capital by investing mainly
in equity securities of
companies with
medium-sized market
capitalizations

FUND NUMBER: 337

TRADING SYMBOL: FMCSX

START DATE: March 29, 1994

SIZE: as of October 31, 1999,
more than $1.7 billion

MANAGER: David Felman,
since August 1999;
manager, Fidelity Advisor
Mid-Cap Fund, since August
1999; manager, Fidelity
Convertible Securities Fund,
1997-1999; manager,
Fidelity Select
Telecommunications Portfolio,
1994-1996; joined Fidelity
in 1993

DAVID FELMAN ON
HIS INVESTMENT STYLE:

"In evaluating a company I look
at three factors: its fundamentals,
industry trends and valuation. In
examining fundamentals, I look at
a company's growth, unit sales,
pricing and costs. I want to find
where there are signs of
acceleration, and where there are
signs of deterioration. Looking at
industry trends, I am interested in
where the industry is going and
where the individual company fits
into the trend. Valuation is
important because I want to make
sure I am paying a reasonable
price, even if the fundamentals are
great and the industry trends are
strong. I pay attention to data
such as price-to-earnings ratios,
price-to-sales ratios and free cash
flow. I also look at historical trends
and the stock's price relative to
industry peers.

"In deciding whether to sell a
stock, I consider factors such as
deterioration in the business
environment, a more pessimistic
near-term outlook, an extremely
high stock price or lack of
execution of the business plan by
management."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF OCTOBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Nextel Communications, Inc.     2.7                     0.0
Class A

VERITAS Software Corp.          1.5                     0.4

Biogen, Inc.                    1.3                     0.0

Comverse Technology, Inc.       1.2                     0.6

Westwood One, Inc.              1.1                     1.4

Legato Systems, Inc.            1.1                     0.4

Altera Corp.                    1.1                     0.3

Apache Corp.                    1.1                     0.7

DoubleClick, Inc.               1.0                     0.0

IDEC Pharmaceuticals Corp.        1.0                     0.0

                                 13.1                     3.8

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      23.0                    14.9

HEALTH                          12.4                    6.4

FINANCE                         11.6                    10.4

UTILITIES                       10.8                    6.8

ENERGY                          10.3                    7.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                      AS OF APRIL 30, 1999 **

Stocks                          93.6%                         Stocks                              95.2%

Convertible  Securities          0.1%                         Convertible  Securities              0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 6.3%                         Net Other Assets                     4.8%

* FOREIGN INVESTMENTS            4.3%                         ** FOREIGN INVESTMENTS               1.3%

Row: 1, Col: 1, Value: 93.59999999999999                      Row: 1, Col: 1, Value: 95.2
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.1                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.3                                    Row: 1, Col: 8, Value: 4.8





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 93.6%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.2%

AEROSPACE & DEFENSE - 0.5%

Orbital Sciences Corp. (a)        595,100                   $ 8,778

SHIP BUILDING & REPAIR - 0.7%

General Dynamics Corp.            81,400                     4,513

Newport News Shipbuilding,        240,300                    7,299
Inc.

                                                             11,812

TOTAL AEROSPACE & DEFENSE                                    20,590

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.5%

Airgas, Inc. (a)                  103,960                    988

Fuller (H.B.) Co.                 58,500                     3,203

Solutia, Inc.                     225,000                    3,867

                                                             8,058

METALS & MINING - 0.3%

Commscope, Inc. (a)               134,000                    5,343

PACKAGING & CONTAINERS - 0.3%

Corning, Inc.                     25,600                     2,013

Tupperware Corp.                  164,030                    3,250

                                                             5,263

PAPER & FOREST PRODUCTS - 0.2%

Bowater, Inc.                     76,300                     4,006

TOTAL BASIC INDUSTRIES                                       22,670

CONSTRUCTION & REAL ESTATE -
0.9%

CONSTRUCTION - 0.5%

Centex Corp.                      139,200                    3,732

Jacobs Engineering Group,         167,300                    5,939
Inc. (a)

                                                             9,671

ENGINEERING - 0.4%

Dycom Industries, Inc. (a)        162,800                    5,301

PerkinElmer, Inc.                 44,200                     1,804

                                                             7,105

TOTAL CONSTRUCTION & REAL                                    16,776
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

DURABLES - 3.4%

AUTOS, TIRES, & ACCESSORIES -
1.3%

Barrett Resources Corp. (a)       250,800                   $ 8,417

Danaher Corp.                     54,000                     2,609

Federal-Mogul Corp.               126,200                    3,171

Navistar International Corp.      64,400                     2,685
(a)

SPX Corp. (a)                     71,610                     6,069

                                                             22,951

HOME FURNISHINGS - 0.4%

Leggett & Platt, Inc.             335,700                    7,448

TEXTILES & APPAREL - 1.7%

Jones Apparel Group, Inc. (a)     342,800                    10,841

Liz Claiborne, Inc.               109,980                    4,399

Nautica Enterprises, Inc. (a)     386,900                    5,828

Polymer Group, Inc. (a)           194,520                    3,805

WestPoint Stevens, Inc. Class     312,800                    5,924
A

                                                             30,797

TOTAL DURABLES                                               61,196

ENERGY - 10.3%

ENERGY SERVICES - 3.3%

BJ Services Co. (a)               323,300                    11,093

ENSCO International, Inc.         536,000                    10,385

Global Marine, Inc. (a)           193,300                    2,936

Halliburton Co.                   253,450                    9,552

Nabors Industries, Inc. (a)       353,700                    8,025

Noble Drilling Corp. (a)          116,400                    2,583

Plains Energy Services Ltd.       70,000                     428
(a)

Schlumberger Ltd.                 48,900                     2,962

Tidewater, Inc.                   206,700                    6,201

Transocean Offshore, Inc.         153,200                    4,165

                                                             58,330

OIL & GAS - 7.0%

Anadarko Petroleum Corp.          238,600                    7,352

Apache Corp.                      498,800                    19,453

Cooper Cameron Corp. (a)          44,900                     1,737

EOG Resources, Inc.               401,300                    8,352

Kerr-McGee Corp.                  123,952                    6,662

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Noble Affiliates, Inc.            129,300                   $ 3,273

Nuevo Energy Co. (a)              458,150                    6,500

Ocean Energy, Inc. (a)            554,400                    5,094

Santa Fe Snyder Corp. (a)         1,696,800                  14,635

Stone Energy Corp. (a)            70,100                     3,409

Sunoco, Inc.                      178,300                    4,301

Tesoro Petroleum Corp. (a)        243,700                    2,955

The Coastal Corp.                 95,400                     4,019

Tosco Corp.                       681,819                    17,259

Ultramar Diamond Shamrock         255,400                    6,257
Corp.

USX-Marathon Group                132,600                    3,862

Vastar Resources, Inc.            176,600                    10,430

                                                             125,550

TOTAL ENERGY                                                 183,880

FINANCE - 11.6%

BANKS - 3.0%

Comerica, Inc.                    149,900                    8,910

First Security Corp.              163,800                    4,197

Marshall & Ilsley Corp.           182,900                    12,277

Northern Trust Corp.              66,630                     6,434

U.S. Trust Corp.                  38,700                     3,140

Westamerica Bancorp.              202,100                    6,960

Zions Bancorp                     200,500                    11,817

                                                             53,735

CREDIT & OTHER FINANCE - 1.0%

Associates First Capital          249,600                    9,110
Corp. Class A

Providian Financial Corp.         80,150                     8,736

                                                             17,846

FEDERAL SPONSORED CREDIT - 0.7%

Fannie Mae                        124,500                    8,808

Freddie Mac                       53,200                     2,876

                                                             11,684

INSURANCE - 6.5%

AFLAC, Inc.                       128,700                    6,580

Allmerica Financial Corp.         195,400                    11,174

Ambac Financial Group, Inc.       255,800                    15,284

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

American General Corp.            73,600                    $ 5,460

Chubb Corp. (The)                 74,600                     4,094

CIGNA Corp.                       102,250                    7,643

Financial Security Assurance      83,227                     4,692
Holdings Ltd.

Hartford Financial Services       90,200                     4,673
Group, Inc.

Hartford Life, Inc. Class A       90,600                     4,734

Jefferson-Pilot Corp.             62,900                     4,721

Lincoln National Corp.            102,200                    4,714

MBIA, Inc.                        165,300                    9,432

Protective Life Corp.             351,200                    12,709

Reliastar Financial Corp.         385,477                    16,551

Torchmark Corp.                   163,000                    5,084

                                                             117,545

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       63,300                     7,074

TOTAL FINANCE                                                207,884

HEALTH - 12.3%

DRUGS & PHARMACEUTICALS - 10.3%

Alkermes, Inc. (a)                82,800                     2,924

Allergan, Inc.                    70,000                     7,516

Alpharma, Inc. Class A            207,000                    7,284

Aviron (a)                        82,550                     2,007

Biogen, Inc. (a)                  314,800                    23,335

Biovail Corp. International       140,700                    7,777
(a)

Celgene Corp. (a)                 62,400                     1,895

Cephalon, Inc. (a)                774,300                    12,582

Chiron Corp. (a)                  102,800                    2,936

COR Therapeutics, Inc. (a)        180,600                    3,646

CV Therapeutics, Inc. (a)         155,500                    1,905

Cytyc Corp. (a)                   180,300                    7,167

Forest Laboratories, Inc. (a)     256,600                    11,772

Genentech, Inc.                   60,100                     8,760

Genzyme Corp. (General            122,600                    4,689
Division)

Gilead Sciences, Inc. (a)         197,540                    12,482

Human Genome Sciences, Inc.       34,900                     3,049
(a)

IDEC Pharmaceuticals Corp. (a)    155,200                    18,032

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Medimmune, Inc. (a)               102,400                   $ 11,469

Millennium Pharmaceuticals,       45,840                     3,215
Inc. (a)

QLT PhotoTherapeutics, Inc.       242,300                    10,224
(a)

Sangstat Medical Corp. (a)        87,500                     1,892

Sepracor, Inc. (a)                140,250                    11,667

U.S. Bioscience, Inc. (a)         206,400                    3,328

ViroPharma, Inc. (a)              169,600                    3,540

                                                             185,093

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Millipore Corp.                   107,300                    3,420

MiniMed, Inc. (a)                 40,000                     3,032

Pall Corp.                        181,600                    3,984

Stryker Corp.                     65,900                     4,069

Sybron International, Inc. (a)    352,550                    8,395

                                                             22,900

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Advance Paradigm, Inc. (a)        46,500                     1,982

Medquist, Inc. (a)                58,400                     1,869

Syncor International Corp. (a)    120,230                    4,403

Trigon Healthcare, Inc. (a)       55,800                     1,583

Wellpoint Health Networks,        44,500                     2,581
Inc. (a)

                                                             12,418

TOTAL HEALTH                                                 220,411

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ELECTRICAL EQUIPMENT - 1.5%

California Amplifier, Inc. (a)    25,100                     474

Ericsson (L.M.) Telefon AB        242,300                    10,358
sponsored ADR Class B

Research in Motion Ltd. (a)       351,230                    10,895

Thomas & Betts Corp.              126,900                    5,695

                                                             27,422

MEDIA & LEISURE - 8.1%

BROADCASTING - 5.8%

Adelphia Communications Corp.     281,400                    15,371
Class A (a)

AT&T Corp. (Liberty Media         247,004                    9,803
Group) Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Cablevision Systems Corp.         48,700                    $ 3,290
Class A (a)

Cox Communications, Inc.          117,200                    5,325
Class A (a)

EchoStar Communications Corp.     68,600                     4,245
Class A (a)

Emmis Communications Corp.        27,500                     1,983
Class A (a)

Insight Communications, Inc.      616,500                    14,565

Univision Communications,         198,800                    16,910
Inc. Class A (a)

USA Networks, Inc. (a)            200,060                    9,015

Westwood One, Inc. (a)            443,100                    20,438

Young Broadcasting, Inc.          66,900                     3,102
Class A (a)

                                                             104,047

ENTERTAINMENT - 1.2%

Cinar Films, Inc. Class B         75,000                     1,303
(sub. vtg.) (a)

Fox Entertainment Group, Inc.     134,100                    2,900
Class A

Premier Parks, Inc. (a)           609,600                    17,640

                                                             21,843

LEISURE DURABLES & TOYS - 0.6%

Harley-Davidson, Inc.             184,200                    10,925

RESTAURANTS - 0.5%

Jack in the Box, Inc. (a)         70,000                     1,684

Papa John's International,        184,800                    6,907
Inc. (a)

                                                             8,591

TOTAL MEDIA & LEISURE                                        145,406

NONDURABLES - 2.4%

BEVERAGES - 0.8%

Canandaigua Brands, Inc.          32,400                     1,960
Class A (a)

Coors (Adolph) Co. Class B        230,700                    12,804

                                                             14,764

FOODS - 1.6%

Earthgrains Co.                   361,600                    8,249

Flowers Industries, Inc.          163,400                    2,757

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Keebler Foods Co. (a)             210,000                   $ 6,707

Nabisco Group Holdings Corp.      894,100                    11,456

                                                             29,169

TOTAL NONDURABLES                                            43,933

PRECIOUS METALS - 0.9%

Agnico-Eagle Mines Ltd.           255,400                    2,056

Barrick Gold Corp.                84,600                     1,555

Kinross Gold Corp. (a)            683,400                    1,741

Newmont Mining Corp.              133,700                    2,933

Placer Dome, Inc.                 145,400                    1,828

Stillwater Mining Co. (a)         293,598                    5,909

                                                             16,022

RETAIL & WHOLESALE - 3.4%

APPAREL STORES - 1.0%

Abercrombie & Fitch Co. Class     115,700                    3,153
A (a)

AnnTaylor Stores Corp. (a)        145,600                    6,197

TJX Companies, Inc.               333,400                    9,043

                                                             18,393

DRUG STORES - 0.1%

CVS Corp.                         64,218                     2,789

GENERAL MERCHANDISE STORES -
1.5%

Costco Wholesale Corp. (a)        129,200                    10,376

Dollar Tree Stores, Inc. (a)      368,075                    16,034

Hot Topic, Inc. (a)               8,300                      311

                                                             26,721

GROCERY STORES - 0.4%

U.S. Foodservice (a)              340,980                    6,543

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Bed Bath & Beyond, Inc. (a)       138,860                    4,626

Tandy Corp.                       45,200                     2,845

                                                             7,471

TOTAL RETAIL & WHOLESALE                                     61,917

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - 2.2%

ADVERTISING - 1.7%

DoubleClick, Inc. (a)             130,800                   $ 18,312

Omnicom Group, Inc.               60,300                     5,306

Outdoor Systems, Inc. (a)         163,900                    6,945

                                                             30,563

SERVICES - 0.5%

Caremark Rx, Inc. (a)             189,800                    925

Cintas Corp.                      51,000                     3,073

Gartner Group, Inc. Class B       25,200                     236
(a)

True North Communications         122,000                    4,918

                                                             9,152

TOTAL SERVICES                                               39,715

TECHNOLOGY - 23.0%

COMMUNICATIONS EQUIPMENT - 2.0%

Advanced Fibre                    118,800                    2,599
Communications, Inc. (a)

Digital Island, Inc.              153,560                    10,365

Globalstar Telecommunications     443,910                    9,794
Ltd. (a)

Jabil Circuit, Inc. (a)           251,400                    13,136

                                                             35,894

COMPUTER SERVICES & SOFTWARE
- 10.7%

Affiliated Computer Services,     142,200                    5,404
Inc. Class A (a)

Affymetrix, Inc. (a)              15,600                     1,375

Akamai Technologies, Inc.         24,500                     3,557

Amdocs Ltd. (a)                   117,300                    3,262

At Home Corp. Series A (a)        128,424                    4,800

Cadence Design Systems, Inc.      417,400                    6,339
(a)

Citrix Systems, Inc. (a)          273,400                    17,532

DST Systems, Inc. (a)             138,500                    8,821

Electronic Arts, Inc. (a)         131,400                    10,619

Electronics for Imaging, Inc.     162,300                    6,543
(a)

Exodus Communications, Inc.       161,400                    13,880
(a)

F5 Networks, Inc.                 42,000                     5,828

Intuit, Inc. (a)                  254,520                    7,413

Legato Systems, Inc. (a)          369,000                    19,834

NCR Corp. (a)                     99,200                     3,286

NetZero, Inc. (a)                 72,100                     1,483

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Polycom, Inc. (a)                 54,300                    $ 2,715

Redback Networks, Inc.            9,200                      1,063

SalesLogix Corp.                  93,500                     2,945

Siebel Systems, Inc. (a)          138,990                    15,263

Software.com, Inc.                27,700                     1,865

Synopsys, Inc. (a)                45,400                     2,829

Technology Solutions, Inc. (a)    100                        2

Unisys Corp. (a)                  117,200                    2,842

VERITAS Software Corp. (a)        253,000                    27,292

Vignette Corp. (a)                59,900                     9,464

Visual Networks, Inc. (a)         63,900                     2,660

Vitria Technology, Inc. (a)       700                        46

Whittman-Hart, Inc. (a)           57,600                     2,214

Yahoo!, Inc. (a)                  5,100                      913

                                                             192,089

COMPUTERS & OFFICE EQUIPMENT
- 3.6%

Adaptec, Inc. (a)                 193,600                    8,712

Apple Computer, Inc. (a)          107,900                    8,645

Comverse Technology, Inc. (a)     184,587                    20,951

Fujitsu Support & Service,        13,000                     3,658
Inc.

Gateway, Inc. (a)                 156,900                    10,365

Interphase Corp. (a)              53,000                     914

Lexmark International Group,      43,600                     3,404
Inc. Class A (a)

Pitney Bowes, Inc.                44,200                     2,014

Quantum Corp.:

(DLT & Storage Systems) (a)       244,900                    3,781

(Hard Disk Drive) (a)             173,650                    1,064

                                                             63,508

ELECTRONIC INSTRUMENTS - 1.3%

Credence Systems Corp. (a)        55,000                     2,509

Novellus Systems, Inc. (a)        54,800                     4,247

PE Corp. (Biosystems Group)       237,400                    15,401

Teradyne, Inc. (a)                45,100                     1,736

                                                             23,893

ELECTRONICS - 5.4%

Altera Corp. (a)                  405,800                    19,732

Amphenol Corp. Class A (a)        71,700                     4,239

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Analog Devices, Inc. (a)          138,600                   $ 7,363

Celestica, Inc. (sub-vtg.) (a)    22,700                     1,249

Conexant Systems, Inc. (a)        23,500                     2,194

Cypress Semiconductor Corp.       304,600                    7,786
(a)

JDS Uniphase Corp. (a)            48,300                     8,060

Linear Technology Corp.           77,600                     5,427

Maxim Integrated Products,        73,100                     5,770
Inc. (a)

Micron Technology, Inc. (a)       50,800                     3,623

National Semiconductor Corp.      300,800                    9,005
(a)

QLogic Corp. (a)                  62,500                     6,508

Toko, Inc.                        719,000                    3,556

Vitesse Semiconductor Corp.       123,800                    5,679
(a)

Xilinx, Inc. (a)                  94,300                     7,414

                                                             97,605

TOTAL TECHNOLOGY                                             412,989

TRANSPORTATION - 0.3%

RAILROADS - 0.0%

MotivePower Industries, Inc.      59,400                     709
(a)

TRUCKING & FREIGHT - 0.3%

Circle International Group,       246,200                    5,416
Inc.

TOTAL TRANSPORTATION                                         6,125

UTILITIES - 10.8%

CELLULAR - 5.2%

ALLTEL Corp.                      53,000                     4,412

Mannesmann AG (Reg.)              36,100                     5,708

Microcell Telecommunications,     144,500                    2,788
Inc. Class B (a)

Nextel Communications, Inc.       565,100                    48,714
Class A (a)

QUALCOMM, Inc. (a)                36,120                     8,046

Telephone & Data Systems,         85,800                     9,888
Inc.

Triton PCS Holdings, Inc.         40,500                     1,428
Class A

VoiceStream Wireless Corp. (a)    37,600                     3,713

Western Wireless Corp. Class A    156,450                    8,272

                                                             92,969

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 2.7%

AES Corp. (a)                     171,700                   $ 9,690

Calpine Corp. (a)                 286,400                    16,504

CMS Energy Corp.                  143,000                    5,273

Entergy Corp.                     160,500                    4,805

Illinova Corp.                    135,400                    4,307

IPALCO Enterprises, Inc.          241,800                    4,942

PG&E Corp.                        110,900                    2,544

                                                             48,065

GAS - 1.0%

Columbia Energy Group             9,000                      585

Dynegy, Inc.                      220,700                    5,049

Enron Corp.                       180,800                    7,221

Kinder Morgan, Inc.               298,600                    6,009

                                                             18,864

TELEPHONE SERVICES - 1.9%

Commonwealth Telephone            137,400                    7,351
Enterprises, Inc. (a)

Illuminet Holdings, Inc.          92,800                     4,269

MCI WorldCom, Inc. (a)            50,738                     4,354

Metromedia Fiber Network,         13,300                     440
Inc. Class A (a)

Qwest Communications              270,400                    9,734
International, Inc. (a)

RSL Communications Ltd./RSL       81,300                     1,778
Communications PLC Class A
(a)

WinStar Communications, Inc.      185,815                    7,212
(a)

                                                             35,138

TOTAL UTILITIES                                              195,036

TOTAL COMMON STOCKS                                          1,681,972
(Cost $1,418,326)

CONVERTIBLE PREFERRED STOCKS
- 0.1%



HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.1%

Cephalon, Inc. $3.63 (c)          27,300                     1,385
(Cost $1,365)

CASH EQUIVALENTS - 8.1%

                                 SHARES                     VALUE (NOTE 1)  (000S)

Central Cash Collateral Fund,     26,403,306                $ 26,403
5.26% (b)

Taxable Central Cash Fund,        119,719,825                119,720
5.21% (b)

TOTAL CASH EQUIVALENTS                                       146,123
(Cost $146,123)

TOTAL INVESTMENT PORTFOLIO -                                 1,829,480
101.8%
(Cost $1,565,814)

NET OTHER ASSETS - (1.8)%                                    (32,359)

NET ASSETS - 100%                                          $ 1,797,121


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,385,000 or 0.1% of net assets.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost
of investment securities for income tax purposes was $1,572,461,000. Net unrealized appreciation aggregated $257,019,000, of which $341,726,000 related to appreciated investment securities and $84,707,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)       OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,829,480
value (cost $1,565,814) -
See accompanying schedule

Receivable for investments                27,646
sold

Receivable for fund shares                6,321
sold

Dividends receivable                      301

Interest receivable                       596

Other receivables                         747

 TOTAL ASSETS                             1,865,091

LIABILITIES

Payable for investments        $ 37,535
purchased

Payable for fund shares         3,025
redeemed

Accrued management fee          864

Other payables and accrued      143
expenses

Collateral on securities        26,403
loaned, at value

 TOTAL LIABILITIES                        67,970

NET ASSETS                               $ 1,797,121

Net Assets consist of:

Paid in capital                          $ 1,394,232

Distributions in excess of                (91)
net investment income

Accumulated undistributed net             139,314
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               263,666
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 94,716 shares            $ 1,797,121
outstanding

NET ASSET VALUE, offering                 $18.97
price and redemption price
per share ($1,797,121
(divided by) 94,716 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED OCTOBER 31,
                                  1999 (UNAUDITED)

INVESTMENT INCOME                          $ 4,635
Dividends

Interest                                    1,714

Security lending                            86

 TOTAL INCOME                               6,435

EXPENSES

Management fee Basic fee         $ 5,104

 Performance adjustment           (729)

Transfer agent fees               1,959

Accounting and security           281
lending fees

Non-interested trustees'          3
compensation

Custodian fees and expenses       33

Registration fees                 48

Audit                             19

Legal                             24

Reports to shareholders           119

Miscellaneous                     1

 Total expenses before            6,862
reductions

 Expense reductions               (332)     6,530

NET INVESTMENT INCOME (LOSS)                (95)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            147,610

 Foreign currency transactions    16        147,626

Change in net unrealized                    (46,682)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             100,944

NET INCREASE (DECREASE) IN                 $ 100,849
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30,
                                 1999 (UNAUDITED)              1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (95)                        $ 1,421
income (loss)

 Net realized gain (loss)         147,626                       145,394

 Change in net unrealized         (46,682)                      (13,694)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       100,849                       133,121
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (885)                         -
From net investment income

 From net realized gain           (117,756)                     (126,952)

 TOTAL DISTRIBUTIONS              (118,641)                     (126,952)

Share transactions Net            472,458                       1,068,343
proceeds from sales of shares

 Reinvestment of distributions    113,306                       124,117

 Cost of shares redeemed          (479,427)                     (1,387,604)

 NET INCREASE (DECREASE) IN       106,337                       (195,144)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       88,545                        (188,975)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,708,576                     1,897,551

 End of period (including        $ 1,797,121                   $ 1,708,576
under (over)  distribution
of net investment  income of
$(91) and $1,420,
respectively)

OTHER INFORMATION
Shares

 Sold                             25,055                        62,872

 Issued in reinvestment of        6,256                         7,250
distributions

 Redeemed                         (25,509)                      (82,152)

 Net increase (decrease)          5,802                         (12,030)



STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED  OCTOBER 31,  YEARS ENDED APRIL 30,
                                 1999 (UNAUDITED)

                                                                1999              1998      1997     1996      1995 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.22                        $ 18.80           $ 14.30   $ 14.83  $ 12.01   $ 10.78
period

Income from Investment
Operations

Net investment income (loss)      - D                            .01 D             (.02) D   .03 D    .11 E     .02

Net realized and unrealized       1.09                           1.69              6.30      .73      3.49      1.23
gain (loss)

Total from investment             1.09                           1.70              6.28      .76      3.60      1.25
operations

Less Distributions

 From net investment income       (.01)                          -                 (.01)     (.03)    (.06)     -

From net realized gain            (1.33)                         (1.28)            (1.77)    (1.26)   (.72)     (.02)

Total distributions               (1.34)                         (1.28)            (1.78)    (1.29)   (.78)     (.02)

Net asset value, end of period   $ 18.97                        $ 19.22           $ 18.80   $ 14.30  $ 14.83   $ 12.01

TOTAL RETURN B, C                 6.00%                          9.92%             46.55%    5.03%    30.84%    11.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,797                        $ 1,709           $ 1,898   $ 1,101  $ 1,461   $ 459
millions)

Ratio of expenses to average      .78% A                         .77%              .90%      1.00%    1.02%     1.27% A
net assets

Ratio of expenses to average      .74% A, H                      .74% H            .86% H    .96% H   1.00% H   1.22% A, H
net assets after  expense
reductions

Ratio of net investment           (.01)% A                       .08%              (.10)%    .17%     1.01%     .95% A
income (loss) to average
net assets

Portfolio turnover rate           179% A                         121%              132%      155%     179%      163% A



STATEMENT OF CHANGES IN NET ASSETS

                                 YEARS ENDED APRIL 30,

                                 1995 F


SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss)      -

Net realized and unrealized       .92
gain (loss)

Total from investment             .92
operations

Less Distributions

 From net investment income       -

From net realized gain            (.14)

Total distributions               (.14)

Net asset value, end of period   $ 10.78

TOTAL RETURN B, C                 9.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 138
millions)

Ratio of expenses to average      1.63% A
net assets

Ratio of expenses to average      1.61% A, H
net assets after  expense
reductions

Ratio of net investment           (.03)% A
income (loss) to average
net assets

Portfolio turnover rate           190% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD MARCH 29, 1994 (COMMENCEMENT OF OPERATIONS) TO
JANUARY 31,1995.
G FOR THE THREE MONTH PERIOD ENDED APRIL 30, 1995.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) (formerly a fund of Fidelity Devonshire Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,510,839,000 and $1,554,234,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $75,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $27,079,000. The fund received cash collateral of $26,403,000 which was invested in the Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $309,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $18,000, respectively, under these arrangements.

7. BENEFICIAL INTEREST.

At the end of the period, Charitable Gift Fund, an affiliate of FMR, was record owner of approximately 5% of the total outstanding shares of the fund.

8. CHANGE IN INDEPENDENT AUDITOR

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended April 30, 2000. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.




DISTRIBUTIONS


The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay on December 6, 1999, to shareholders of record at the opening of business on December 3, 1999, a distribution of $1.26 per share derived from capital gains realized from sales of portfolio securities.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF               % OF
               VOTES CAST         VOTES CAST

RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92   100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92   100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST

 PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92   100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92   100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92   100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92   100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92   100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Withheld       819,075,621.96     9.844

TOTAL          8,320,231,453.92   100.000

PROPOSAL 2

To adopt an Amended and Restated Declaration of Trust.*

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    6,878,704,796.76   82.675

Against        319,740,789.58     3.843

Abstain        1,121,686,130.62   13.482

TOTAL          8,320,131,716.96   100.000

PROPOSAL 3

To approve an amended sub-advisory agreement with FMR U.K. to allow FMR, FMR U.K., and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    841,787,919.93   90.364

Against        27,098,062.45    2.909

Abstain        62,664,412.58    6.727

TOTAL          931,550,394.96   100.000

PROPOSAL 4

To approve an amended sub-advisory agreement with FMR Far East to allow FMR, FMR Far East, and the trust, on behalf of the fund, to modify the agreement subject to the requirements of the 1940 Act.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    839,084,811.18   90.074

Against        28,853,162.10    3.097

Abstain        63,612,421.68    6.829

TOTAL          931,550,394.96   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
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19200 Von Karman Avenue
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10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
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1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
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CONNECTICUT

48 West Putnam Avenue
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265 Church Street
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300 Atlantic Street
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29 South Main Street
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DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
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90 Alhambra Plaza
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4090 N. Ocean Boulevard
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1907 West State Road 434
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8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
David Felman, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

*INDEPENDENT TRUSTEES

MCS-SANN-1299  88254
1.538556.102

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
SMALL CAP STOCK
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy, and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Notes to the financial
                          statements.

PROXY VOTING RESULTS  30

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK        9.83%          34.73%       4.15%

FIDELITY SMALL CAP STOCK        6.54%          30.69%       1.02%
(INCL. 3.00% TRADING FEE)

Russell 2000 (registered        -0.25%         14.87%       -6.42%
trademark)

Small Cap Funds Average         7.91%          25.10%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 12, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 803 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK        34.73%       2.51%

FIDELITY SMALL CAP STOCK        30.69%       0.62%
(INCL. 3.00% TRADING FEE)

Russell 2000                    14.87%       -3.97%

Small Cap Funds Average         25.10%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Small Cap Stock             Russell 2000
             00340                       RS002
  1998/03/12      10000.00                    10000.00
  1998/03/31      10620.00                    10282.00
  1998/04/30      10550.00                    10338.90
  1998/05/31      10030.00                     9782.07
  1998/06/30       9970.00                     9802.65
  1998/07/31       9170.00                     9009.09
  1998/08/31       7040.00                     7259.71
  1998/09/30       7330.00                     7827.84
  1998/10/31       7730.00                     8147.08
  1998/11/30       8340.00                     8573.93
  1998/12/31       8931.26                     9104.50
  1999/01/31       9191.89                     9225.49
  1999/02/28       8540.33                     8478.27
  1999/03/31       8780.91                     8610.63
  1999/04/30       9482.58                     9382.21
  1999/05/31       9953.70                     9519.26
  1999/06/30      10394.75                     9949.71
  1999/07/31      10635.32                     9676.70
  1999/08/31      10525.06                     9318.58
  1999/09/30      10635.32                     9320.61
  1999/10/29      10102.00                     9358.36
IMATRL PRASUN   SHR__CHT 19991031 19991111 103922 R00000000000023

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on March 12, 1998, when the fund started, and the current 3.00% trading fee was paid. As the chart shows, by October 31, 1999, the value of the investment would have grown to $10,102 - a 1.02% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,358 - a 6.42% decrease.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID -CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF OCTOBER 31, 1999, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP GROWTH FUNDS AVERAGE ARE 17.99% AND 57.77%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 57.77. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVARAGE ARE 8.66% AND 34.51% RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 34.51%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

A change in market leadership
painted the backdrop for the six
months that ended October 31,
1999, as growth stocks stole the
spotlight back from their value
and cyclical - or, economically
sensitive - counterparts that had
captured the hearts and minds of
investors for much of April.
Technology shares led a narrow
charge, seemingly resilient to the
interest-rate concerns that tempered
the returns of the broader market.
The technology-rich NASDAQ
closed out the period posting a
record high, capping off a strong
six-month showing, up 16.82%. In
comparison, the Standard & Poor's
500 Index - a broad measure of
U.S. stock market performance -
could muster only 2.74% during this
time frame. The Federal Reserve
Board, determined to keep inflation
in check, acted promptly and
forcefully, levying two quarter-point
interest-rate cuts in the summer to
rein in signs of runaway growth in
the economy. Anticipation of and
reaction to these moves kept most
blue-chip stocks in check, fueling
the stock market's frequent mood
swings during the period. The Dow
Jones Industrial Average - an
index of 30 blue-chip stocks -
traversed hilly terrain over the
course of the period, from its
adventure north of the 11,000
border in May, to its return trip
to 10,000 in October. For all its
efforts, though, the Dow managed
just a 0.22% return for the
six-month period.

(photograph of Paul Antico)

An interview with Paul Antico, Portfolio Manager of Fidelity Small Cap
Stock Fund

Q. HOW DID THE FUND PERFORM, PAUL?

A. I'm very pleased with the fund's performance. For the six months that ended October 31, 1999, the fund returned 9.83%, outperforming the Russell 2000's return of -0.25% and the small cap funds average's return of 7.91%, according to Lipper Inc. For the 12 months that ended October 31, 1999, the fund returned 34.73%, compared to 14.87% for the Russell 2000 and 25.10% for the Lipper peer group.

Q. THE SMALL-CAP UNIVERSE IS SO LARGE, CONTAINING SEVERAL THOUSAND STOCKS IN THE U.S. ALONE. HOW DID YOU FIND THE GREAT PERFORMERS AND MANAGE TO HANDILY OUTPERFORM THE INDEX AND PEER GROUP?

A. It was good stock selection, pure and simple. I have an excellent group of analysts that helps me follow every stock in the fund's portfolio. These analysts - domestic and international - also help me identify new opportunities worldwide every day. With 20% of the fund's holdings in foreign stocks - primarily from Canada and Japan - the analysts' expertise helps give the fund an edge in performance. Remember, research is key in managing small-cap stocks. You've got to find the hidden treasures that others have missed.

Q. YOU'VE INCREASED THE FUND'S HOLDINGS IN HEALTH-RELATED STOCKS . . .

A. Yes, and they've been among the fund's strongest performers. Affymetrix is a play on genomics - the use of genetic knowledge and techniques to accelerate health care and biotechnology advances. Affymetrix performed well due to its continued success in signing on high-profile customers, legal progress supporting the company's patent portfolio, its continued strong financial improvement and the beginning of investor enthusiasm for genomics stocks in general. Another fund holding, I-Stat, makes a handheld blood analyzer that can be used by hospitals at a patient's bedside. It enjoyed strong business momentum as hospitals started buying the product through Abbott Labs, which has exclusive rights to sell the analyzer, using its extensive hospital contact base.

Q. WHAT OTHER HOLDINGS HELPED PERFORMANCE?

A. ANTEC, a supplier of cable modem and telephony equipment essential for cable companies, is engaged in a joint venture with Northern Telecom. As cable companies accelerated the upgrade of their networks to carry more video, as well as data and voice capability, ANTEC benefited from healthy growth in business, and performed well. Fund holding TCA Cable continued to deliver good results and was bought by Cox Communications, reflecting its strong positioning as one of the larger regional cable TV operators in the U.S.

Q. WHAT ABOUT DETRACTORS FROM PERFORMANCE?

A. Coinstar was a disappointment. The company, which puts coin-counting machines in supermarkets, expanded rapidly, but did not show good earnings because of the costs of increasing the number of machines to meet demand. Fund holding Videotron is the largest cable-TV provider and part owner of the leading French language broadcaster in Quebec. Its U.S. subsidiary, Optel, had difficulty raising financing and performed poorly as a result, causing Videotron to write the investment off. Medialink, which dominates its niche of delivering video-based news to newsrooms around the country, has been making the transition to Internet-based delivery, but experienced some growing pains and start-up losses in the process. I still have confidence in these companies, and the fund held positions in their stocks at the end of the period.

Q. WHAT'S YOUR OUTLOOK, PAUL?

A. As usual, I'm cautiously optimistic. I think that there are some tremendous opportunities in small-cap stocks right now. I also believe that the fund is well-positioned - particularly if the market corrects
- with a somewhat more conservative profile than in the past, and a nice mix of potential hidden gems. I believe the prospects for most of the fund's key holdings are excellent. No matter what kind of market I find myself in, my job remains to find the companies with good valuations and the best prospects for strong performance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

FUND NUMBER: 340

TRADING SYMBOL: FSLCX

START DATE: March 12, 1998

SIZE: as of October 31, 1999,
more than $525 million

MANAGER: Paul Antico, since
inception; manager, Fidelity
Select Consumer Industries
Portfolio, 1997-1998;
Fidelity Advisor Consumer
Industries Fund,
1997-1998; Fidelity Select
Industrial Equipment
Portfolio, 1996-1997;
Fidelity Select Developing
Communications Portfolio,
1993-1996; joined Fidelity
in 1991

PAUL ANTICO ON EMERGING
OPPORTUNITIES IN GENOMICS:

"I believe that one of the most
important investment themes of
the next decade will be the area of
genomics. This field uses genetic
knowledge and techniques to
accelerate health care advances by
identifying an individual's
propensity for certain diseases,
and enabling the development of
targeted treatments. The
technology developed so far has
allowed us to reach
unprecedented levels in
examining the human genome and
its structure. When we understand
more about the function of individual
genes within the genome, we can
make more progress in figuring
out what causes disease and how
to treat it. This approach suggests
a dramatic acceleration in drug
research and development
spending, especially as many of the
big drug companies' key patents
expire and their revenue streams
need to be replaced. Partnering will
also be important to success, since
companies will have to bring new
drugs and treatments to market
quickly and cost effectively. Right
now, the fund has about 4%-5% of its
assets invested in companies in
the genomics industry  and I
predict that this area will be of
greater interest to many investors
in the future."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF OCTOBER
31, 1999

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Source Information Management    3.3                      1.9
Co.

IMAX Corp.                       3.0                      3.6

Videotron Group Ltd. (sub.       2.3                      4.0
vtg.)

CEC Entertainment, Inc.          2.1                      0.8

Medallion Financial Corp.        2.1                      1.2

I-Stat Corp.                     2.1                      0.8

ITT Educational Services, Inc.   2.1                      0.4

Affymetrix, Inc.                 1.9                      0.7

Boardwalk Equities, Inc.         1.7                      1.7

Pinnacle Systems                   1.5                      2.0

                                  22.1                     17.1

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

TECHNOLOGY                       16.0                     20.8

SERVICES                         15.1                     9.3

MEDIA & LEISURE                  14.0                     16.1

HEALTH                           9.6                      3.7

RETAIL & WHOLESALE               7.3                      6.5



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *                                       AS OF APRIL 30, 1999 **

Stocks                          89.0%                          Stocks                              90.2%

Convertible  Securities          1.0%                          Convertible  Securities              2.1%

Short-Term  Investments and                                    Short-Term  Investments and
Net Other Assets                10.0%                          Net Other Assets                     7.7%

* FOREIGN  INVESTMENTS          20.0%                          ** FOREIGN INVESTMENTS              23.2%

Row: 1, Col: 1, Value: 89.0                                    Row: 1, Col: 1, Value: 90.2
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                     Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.0                                     Row: 1, Col: 4, Value: 2.1
Row: 1, Col: 5, Value: 0.0                                     Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.0                                    Row: 1, Col: 8, Value: 7.7





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets


COMMON STOCKS - 89.0%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.8%

AEROSPACE & DEFENSE - 1.6%

Alliant Techsystems, Inc. (a)     93,200                   $ 5,731,800

BE Aerospace, Inc. (a)            101,800                   1,024,363

Primex Technologies, Inc.         78,900                    1,814,700

                                                            8,570,863

DEFENSE ELECTRONICS - 0.3%

Herley Industries, Inc.           48,500                    591,094

I.D. Systems Inc.                 175,000                   864,063

                                                            1,455,157

SHIP BUILDING & REPAIR - 0.9%

Newport News Shipbuilding,        160,200                   4,866,075
Inc.

TOTAL AEROSPACE & DEFENSE                                   14,892,095

BASIC INDUSTRIES - 1.0%

IRON & STEEL - 0.0%

Harris Steel Group, Inc.          1,800                     25,685
Class A

PACKAGING & CONTAINERS - 0.4%

Tupperware Corp.                  101,700                   2,014,931

PAPER & FOREST PRODUCTS - 0.6%

Mercer International, Inc.        258,500                   1,211,719
(SBI)

Sino Forest Corp. Class A         563,100                   665,757
(sub. vtg.) (a)

Trex Co., Inc. (a)                48,800                    1,155,950

                                                            3,033,426

TOTAL BASIC INDUSTRIES                                      5,074,042

CONSTRUCTION & REAL ESTATE -
4.6%

BUILDING MATERIALS - 0.4%

Advan Co. Ltd.                    54,700                    1,618,017

York International Corp.          31,400                    739,863

                                                            2,357,880

CONSTRUCTION - 0.2%

Volker Wessels Stevin NV          50,000                    854,469

ENGINEERING - 0.4%

Bracknell Corp. (a)               390,400                   1,591,629

Kvaerner ASA (a)                  40,000                    756,574

                                                            2,348,203

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - 1.7%

Boardwalk Equities, Inc. (a)      1,111,139                $ 9,060,045

REAL ESTATE INVESTMENT TRUSTS
- 1.9%

Alexandria Real Estate            131,100                   3,769,125
Equities, Inc.

Apartment Investment &            41,100                    1,546,388
Management Co. Class A

Home Properties of N.Y., Inc.     79,342                    2,117,440

Reckson Associates Realty         51,600                    954,600
Corp.

Redwood Trust, Inc.               107,900                   1,402,700

                                                            9,790,253

TOTAL CONSTRUCTION & REAL                                   24,410,850
ESTATE

DURABLES - 2.3%

CONSUMER ELECTRONICS - 1.2%

Gemstar International Group       76,400                    6,637,250
Ltd. (a)

TEXTILES & APPAREL - 1.1%

Gildan Activewear, Inc. Class     45,100                    859,719
A (a)

Kellwood Co.                      50,400                    891,450

Nautica Enterprises, Inc. (a)     75,000                    1,129,688

Polo Ralph Lauren Corp. Class     75,600                    1,398,600
A (a)

WestPoint Stevens, Inc. Class     70,100                    1,327,519
A

                                                            5,606,976

TOTAL DURABLES                                              12,244,226

ENERGY - 3.7%

ENERGY SERVICES - 1.8%

BJ Services Co. (a)               27,600                    947,025

Bonus Resource Services Corp.     501,800                   818,319
(a)

Helmerich & Payne, Inc.           120,600                   2,871,788

Nabors Industries, Inc. (a)       51,500                    1,168,406

Peak Energy Services Ltd. (a)     652,900                   931,637

Plains Energy Services Ltd.       244,800                   1,497,044
(a)

Smith International, Inc. (a)     25,800                    891,713

                                                            9,125,932

OIL & GAS - 1.9%

Beau Canada Exploration Ltd.      566,800                   654,726
(a)

Frontier Oil Corp. (a)            783,300                   4,699,800

Prima Energy Corp. (a)            56,700                    1,240,313

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Santa Fe Snyder Corp. (a)         289,700                  $ 2,498,663

Stone Energy Corp. (a)            20,000                    972,500

                                                            10,066,002

TOTAL ENERGY                                                19,191,934

FINANCE - 2.8%

CREDIT & OTHER FINANCE - 2.1%

Medallion Financial Corp.         534,150                   10,916,691

INSURANCE - 0.7%

Hartford Life, Inc. Class A       37,000                    1,933,250

RenaissanceRe Holdings Ltd.       47,000                    1,712,563

                                                            3,645,813

SAVINGS & LOANS - 0.0%

Ocwen Financial Corp. (a)         134                       896

SECURITIES INDUSTRY - 0.0%

Jefferies Group, Inc.             2,700                     57,544

TOTAL FINANCE                                               14,620,944

HEALTH - 9.6%

DRUGS & PHARMACEUTICALS - 4.5%

Alkermes, Inc. (a)                111,800                   3,947,938

Biovail Corp. International       25,000                    1,381,905
(a)

Chirex, Inc. (a)                  70,000                    1,977,500

Cytyc Corp. (a)                   124,600                   4,952,850

Dimethaid Research, Inc. (a)      301,800                   1,004,838

Human Genome Sciences, Inc.       32,300                    2,822,213
(a)

Myriad Genetics, Inc. (a)         175,300                   3,133,488

PE Corp. (Celera Genomics         116,300                   4,550,238
Group) (a)

                                                            23,770,970

MEDICAL EQUIPMENT & SUPPLIES
- 4.7%

American Science Engineering,     81,700                    541,263
Inc. (a)

Cyberonics, Inc. (a)              493,400                   6,938,438

I-Stat Corp. (a)                  769,200                   10,864,950

Koala Corp.                       126,000                   1,992,375

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Resmed, Inc. (a)                  72,400                   $ 2,506,850

Wesley Jessen Visioncare,         69,600                    1,870,500
Inc. (a)

                                                            24,714,376

MEDICAL FACILITIES MANAGEMENT
- 0.4%

ProVantage Health Services,       51,900                    606,581
Inc. (a)

Syncor International Corp. (a)    35,000                    1,281,875

                                                            1,888,456

TOTAL HEALTH                                                50,373,802

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.6%

ELECTRICAL EQUIPMENT - 3.5%

Allen Telecom, Inc. (a)           448,300                   4,062,719

C&D Technologies, Inc.            40,100                    1,288,213

California Amplifier, Inc. (a)    47,500                    896,563

Gilat Satellite Networks Ltd.     80,000                    4,170,000
(a)

Pinnacle Systems (a)              289,400                   8,030,850

                                                            18,448,345

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

Badger Daylighting, Inc. (a)      791,500                   2,608,395

Kennametal, Inc.                  40,000                    1,150,000

Lindsay Manufacturing Co.         52,900                    1,074,531

New Holland NV                    27,800                    422,213

Nitto Kohki Co. Ltd.              28,000                    623,866

                                                            5,879,005

TOTAL INDUSTRIAL MACHINERY &                                24,327,350
EQUIPMENT

MEDIA & LEISURE - 14.0%

BROADCASTING - 4.5%

Advanced Communication            150,000                   1,762,500
Systems, Inc. (a)

Chris-Craft Industries, Inc.      86,100                    6,005,475

Cox Communications, Inc.          35,813                    1,627,253
Class A (a)

Granite Broadcasting Corp. (a)    50,000                    643,750

SBS Broadcasting SA (a)           30,000                    1,098,750

Sinclair Broadcast Group,         57,500                    575,000
Inc. Class A (a)

Videotron Group Ltd. (sub.        833,600                   11,894,816
vtg.)

                                                            23,607,544

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 3.7%

Fitness First PLC (a)             200,000                  $ 2,236,384

IMAX Corp. (a)                    785,100                   16,003,941

Toolex International NV (a)       117,400                   1,318,952

                                                            19,559,277

LEISURE DURABLES & TOYS - 0.1%

Coachmen Industries, Inc.         47,800                    702,063

LODGING & GAMING - 0.8%

Hanover International PLC         180,000                   349,271

Players International, Inc.       281,800                   2,078,275
(a)

Prime Hospitality Corp. (a)       130,000                   1,015,625

Scandic Hotels AB                 100,000                   939,053

                                                            4,382,224

PUBLISHING - 0.2%

Meredith Corp.                    30,000                    1,070,625

RESTAURANTS - 4.7%

CEC Entertainment, Inc. (a)       344,450                   11,043,928

Main Street and Main, Inc. (a)    224,000                   770,000

Morton's Restaurant Group,        34,100                    592,488
Inc. (a)

Outback Steakhouse, Inc. (a)      49,450                    1,137,350

Papa John's International,        12,800                    478,400
Inc. (a)

PJ America, Inc. (a)              132,900                   2,633,081

Ruby Tuesday, Inc.                180,200                   3,435,063

Sizzler International, Inc.       1,132,000                 2,264,000
(a)

Uno Restaurant Corp. (a)          183,300                   2,096,494

                                                            24,450,804

TOTAL MEDIA & LEISURE                                       73,772,537

NONDURABLES - 2.2%

AGRICULTURE - 0.3%

IAWS Group PLC                    300,000                   1,487,409

BEVERAGES - 1.1%

Canandaigua Brands, Inc.          47,900                    2,897,950
Class A (a)

Celestial Seasonings, Inc. (a)    130,800                   2,239,950

Lion Nathan Ltd.                  369,800                   797,927

                                                            5,935,827

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - 0.8%

Corn Products International,      111,900                  $ 3,643,744
Inc.

PIC International Group PLC       586,900                   241,275
(a)

                                                            3,885,019

TOTAL NONDURABLES                                           11,308,255

PRECIOUS METALS - 0.4%

Agnico-Eagle Mines Ltd.           137,500                   1,107,138

Franco Nevada Mining Corp.        45,430                    842,725
Ltd.

                                                            1,949,863

RETAIL & WHOLESALE - 7.0%

APPAREL STORES - 3.9%

Baker (J.), Inc.                  508,100                   2,826,306

Blacks Leisure Group PLC          250,000                   1,192,190

Brice SA                          33,000                    2,165,288

Hibbett Sporting Goods, Inc.      410,500                   6,542,344
(a)(c)

Kenneth Cole Productions,         31,300                    1,224,613
Inc. Class A (a)

Suzy Shier Ltd. (sub-vtg.)        13,100                    39,166

United Retail Group, Inc. (a)     100,500                   1,005,000

Venator Group, Inc. (a)           787,000                   5,509,000

                                                            20,503,907

GENERAL MERCHANDISE STORES -
1.2%

Ames Department Stores, Inc.      33,900                    1,074,206
(a)

Freds, Inc. Class A               123,400                   1,480,800

Michaels Stores, Inc. (a)         35,000                    1,174,688

T.J. Hughes PLC                   300,000                   1,660,022

Warehouse Group Ltd. (The)        200,000                   776,781

                                                            6,166,497

GROCERY STORES - 0.2%

Fleming Companies, Inc.           102,430                   1,222,758

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Action Performance Companies,     28,100                    571,659
Inc. (a)

Advanced Marketing Services,      53,100                    1,028,813
Inc.

AgriBioTech, Inc. warrants        60,000                    1
12/31/01 (a)

Barbeques Galore Ltd.             223,200                   1,381,050
sponsored ADR (a)

Forzani Group Ltd. (a)            575,300                   1,622,270

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

PETsMART, Inc. (a)                233,000                  $ 902,875

Rex Stores Corp. (a)              35,000                    1,001,875

Sharper Image Corp. (a)           240,500                   2,630,469

                                                            9,139,012

TOTAL RETAIL & WHOLESALE                                    37,032,174

SERVICES - 15.1%

ADVERTISING - 0.1%

PubliGroupe SA                    1,000                     735,091

EDUCATIONAL SERVICES - 2.9%

ITT Educational Services,         549,800                   10,858,550
Inc. (a)

Prosoft Training.Com (a)(c)       1,385,600                 4,156,800

                                                            15,015,350

SERVICES - 12.1%

Bright Horizons Family            124,000                   1,821,250
Solutions, Inc. (a)

Caremark Rx, Inc. (a)             300,000                   1,462,500

Charles River Associates,         141,000                   3,560,250
Inc. (a)

Childtime Learning Centers,       543,200                   7,061,600
Inc. (a)(c)

Cornell Corrections, Inc. (a)     297,600                   3,850,200

D.G. Jewelry, Inc. (a)            220,300                   881,200

Diamond Technology Partners,      24,300                    1,570,388
Inc. Class A (a)

Forrester Research, Inc. (a)      112,500                   5,357,813

Harvey Nash Group PLC             800,500                   5,594,454

Heidrick & Struggles              55,600                    1,278,800
International, Inc.

Korn/Ferry International (a)      104,700                   2,329,575

Medialink Worldwide, Inc.         553,300                   4,288,075
(a)(c)

On Assignment, Inc. (a)           60,500                    1,739,375

Pre-Paid Legal Services, Inc.     40,000                    970,000
(a)

Ritchie Bros. Auctioneers,        60,000                    2,152,500
Inc. (a)

Sifo Group AB (B shares)          200                       1,271

Source Information Management     1,448,000                 17,375,975
Co. (a)(c)

StarTek, Inc. (a)                 34,900                    1,583,588

Telespectrum Worldwide, Inc.      161,800                   667,425
(a)

                                                            63,546,239

TOTAL SERVICES                                              79,296,680

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - 16.0%

COMMUNICATIONS EQUIPMENT - 0.8%

Centigram Communications          393,300                  $ 3,736,350
Corp. (a)(c)

Xircom, Inc. (a)                  13,000                    655,688

                                                            4,392,038

COMPUTER SERVICES & SOFTWARE
- 8.8%

Affymetrix, Inc. (a)              111,700                   9,843,563

Black Box Corp. (a)               27,300                    1,385,475

Braun Consulting, Inc.            100,000                   2,725,000

Business Objects SA sponsored     25,000                    1,800,000
ADR (a)

EIS International, Inc. (a)(c)    760,400                   2,946,550

eShare Technologies, Inc. (a)     110,800                   540,150

Hitachi Information Systems       40,000                    1,544,298

ICT Automatisering NV             50,547                    1,253,068

J.D. Edwards & Co. (a)            30,000                    718,125

MapInfo Corp. (a)                 75,000                    1,392,188

Mechanical Dynamics, Inc.         388,700                   1,749,150
(a)(c)

Mecon, Inc. (a)(c)                633,600                   3,880,800

Meta Group, Inc. (a)              94,100                    1,352,688

NetSolve, Inc. (a)                400                       9,550

Project Software &                17,000                    818,125
Development, Inc. (a)

RealNetworks, Inc. (a)            10,000                    1,096,875

Sapiens International Corp.       57,500                    531,875
NV (a)

Segue Software, Inc. (a)          122,500                   1,569,531

Simware, Inc. (a)                 339,200                   1,261,400

Sykes Enterprises, Inc. (a)       180,000                   5,557,500

Technology Solutions, Inc. (a)    160,000                   3,280,000

Yahoo Japan Corp.                 2                         1,056,423

                                                            46,312,334

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Ciprico, Inc. (a)(c)              253,200                   2,674,425

Coinstar, Inc. (a)                563,400                   4,295,925

Cybex Corp. (a)                   55,000                    2,148,438

Interphase Corp. (a)              31,500                    543,375

SmartDisk Corp.                   81,400                    4,461,738

                                                            14,123,901

ELECTRONIC INSTRUMENTS - 0.7%

Tokyo Seimitsu Co. Ltd.           30,000                    3,661,945

ELECTRONICS - 3.0%

Audiovox Corp. Class A (a)        70,000                    1,426,250

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

BE Semiconductor Industries       111,800                  $ 1,149,894
NV (a)

Celestica, Inc. (sub-vtg.) (a)    19,400                    1,067,745

Maxwell Technologies, Inc. (a)    146,400                   1,555,500

S3, Inc. (a)                      626,200                   6,262,000

Tech-Sym Corp. (a)                126,900                   2,617,313

Toko, Inc.                        275,000                   1,360,144

                                                            15,438,846

TOTAL TECHNOLOGY                                            83,929,064

TRANSPORTATION - 2.8%

AIR TRANSPORTATION - 0.4%

AHI Services, Inc. (a)            34,500                    655,500

Atlantic Coast Airlines           55,000                    1,278,750
Holdings (a)

                                                            1,934,250

RAILROADS - 1.1%

MotivePower Industries, Inc.      305,700                   3,649,294
(a)

Westinghouse Air Brake Co.        132,400                   2,432,850

                                                            6,082,144

SHIPPING - 0.1%

Bergesen d.y. AS:

(B shares)                        22,300                    344,842

(A shares)                        14,600                    236,033

                                                            580,875

TRUCKING & FREIGHT - 1.2%

American Freightways Corp. (a)    45,000                    928,125

Consolidated Freightways          115,400                   908,775
Corp. (a)

Covenant Transport, Inc.          170,900                   2,627,588
Class A (a)

Eagle USA Airfreight, Inc. (a)    29,700                    876,150

USFreightways Corp.               19,900                    901,719

                                                            6,242,357

TOTAL TRANSPORTATION                                        14,839,626

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - 0.1%

ELECTRIC UTILITY - 0.1%

Independent Energy Holdings       24,000                   $ 649,500
PLC sponsored ADR (a)

TOTAL COMMON STOCKS                                          467,912,942
(Cost $452,927,944)


CONVERTIBLE BONDS - 1.0%

MOODY'S RATINGS (UNAUDITED)             PRINCIPAL AMOUNT

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ELECTRICAL EQUIPMENT - 0.7%

ANTEC Corp. 4.5% 5/15/03 (d)    B2      $ 1,825,000                    3,837,063

RETAIL & WHOLESALE - 0.3%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Action Performance Companies,
Inc.:

4.75% 4/1/05 (d)                B1       1,375,000                     873,125

4.75% 4/1/05                    B1       825,000                       523,875

                                                                       1,397,000

TOTAL CONVERTIBLE BONDS                                    5,234,063
(Cost $3,729,817)


CASH EQUIVALENTS - 11.3%

                               SHARES

Central Cash Collateral Fund,   8,175,400                   8,175,400
5.26% (b)

Taxable Central Cash Fund,      51,321,893                  51,321,893
5.21% (b)

TOTAL CASH EQUIVALENTS                                      59,497,293
(Cost $59,497,293)

TOTAL INVESTMENT PORTFOLIO -                                532,644,298
101.3%
(Cost $516,155,054)

NET OTHER ASSETS - (1.3)%                                   (6,870,368)

NET ASSETS - 100%                                         $ 525,773,930

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,710,188 or 0.9% of net assets.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America     80.0%

Canada                       11.4

United Kingdom                2.2

Japan                         1.9

Netherlands                   1.0

Others (individually less     3.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate
cost of investment securities for income tax purposes was $525,094,730. Net unrealized appreciation aggregated $7,549,568, of which $72,046,266 related to appreciated investment securities and $64,496,698 related to depreciated investment securities.

At April 30, 1999, the fund had a capital loss carryforward of approximately $114,374,000 all of which will expire on April 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 532,644,298
value (cost $516,155,054) -
See accompanying schedule

Cash                                           16,962

Foreign currency held at                       9,486
value (cost $9,486)

Receivable for investments                     7,920,499
sold

Receivable for fund shares                     425,074
sold

Dividends receivable                           73,684

Interest receivable                            322,402

Redemption fees receivable                     10,691

Other receivables                              42,990

 TOTAL ASSETS                                  541,466,086

LIABILITIES

Payable for investments          $ 6,577,534
purchased

Payable for fund shares           448,484
redeemed

Accrued management fee            371,840

Other payables and accrued        118,898
expenses

Collateral on securities          8,175,400
loaned, at value

 TOTAL LIABILITIES                             15,692,156

NET ASSETS                                    $ 525,773,930

Net Assets consist of:

Paid in capital                               $ 598,573,917

Undistributed net investment                   159,789
income

Accumulated undistributed net                  (89,445,209)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    16,485,433
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 50,601,279                    $ 525,773,930
shares outstanding

NET ASSET VALUE, offering                      $10.39
price and redemption price
per share ($525,773,930
(divided by) 50,601,279
shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE REDEMPTION FEE.

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED OCTOBER 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 1,133,748
Dividends

Interest                                       1,842,113

Security lending                               16,776

 TOTAL INCOME                                  2,992,637

EXPENSES

Management fee Basic fee         $ 1,824,056

 Performance adjustment           289,018

Transfer agent fees               622,210

Accounting and security           111,681
lending fees

Non-interested trustees'          674
compensation

Custodian fees and expenses       41,238

Registration fees                 12,352

Audit                             11,561

Legal                             5,080

Reports to shareholders           33,326

Miscellaneous                     552

 Total expenses before            2,951,748
reductions

 Expense reductions               (53,359)     2,898,389

NET INVESTMENT INCOME                          94,248

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            38,412,275
(including realized gain
(loss) of $(3,623,254) on
sales of investments in
affiliated issuers)

 Foreign currency transactions    8,930        38,421,205

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,718,357

 Assets and liabilities in        (3,327)      2,715,030
foreign currencies

NET GAIN (LOSS)                                41,136,235

NET INCREASE (DECREASE) IN                    $ 41,230,483
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 94,248                      $ 74,320
income

 Net realized gain (loss)         38,421,205                    (125,408,256)

 Change in net unrealized         2,715,030                     8,980,239
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       41,230,483                    (116,353,697)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     -                             (417,641)
From net investment income

 In excess of net investment      -                             (858,002)
income

 TOTAL DISTRIBUTIONS              -                             (1,275,643)

Share transactions Net            92,503,267                    78,475,113
proceeds from sales of shares

 Reinvestment of distributions    -                             1,247,873

 Cost of shares redeemed          (35,314,235)                  (281,733,649)

 NET INCREASE (DECREASE) IN       57,189,032                    (202,010,663)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   1,032,069                     7,964,923

  TOTAL INCREASE (DECREASE)       99,451,584                    (311,675,080)
IN NET ASSETS

NET ASSETS

 Beginning of period              426,322,346                   737,997,426

 End of period (including        $ 525,773,930                 $ 426,322,346
undistributed net investment
income of $159,789 and
$65,541, respectively)

OTHER INFORMATION
Shares

 Sold                             8,953,034                     8,142,223

 Issued in reinvestment of        -                             148,911
distributions

 Redeemed                         (3,420,176)                   (33,192,383)

 Net increase (decrease)          5,532,858                     (24,901,249)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                                 1999

                                 (UNAUDITED)                   1999                   1998 G



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.46                        $ 10.55                $ 10.00
period

Income from Investment
Operations

Net investment income D           -                             -                      .01

Net realized and unrealized       .91                           (1.20)                 .54
gain (loss)

Total from investment             .91                           (1.20)                 .55
operations

Less Distributions

 From net investment income       -                             (.01)                  -

In excess of net investment       -                             (.01)                  -
income

Total distributions               -                             (.02)                  -

Redemption fees added to paid     .02                           .13                    -
in capital

Net asset value, end of period   $ 10.39                       $ 9.46                 $ 10.55

TOTAL RETURN B, C                 9.83%                         (10.12)%               5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 525,774                     $ 426,322              $ 737,997
(000 omitted)

Ratio of expenses to average      1.17% A                       1.04%                  1.50% A, E
net assets

Ratio of expenses to average      1.15% A, F                    .99% F                 1.48% A, F
net assets after expense
reductions

Ratio of net investment           .04% A                        .01%                   .67% A
income to average  net assets

Portfolio turnover rate           127% A                        170%                   75% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR THE PERIOD MARCH 12, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1998.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TRADING (REDEMPTION) FEES. Shares held in the fund less than three years are subject to a trading fee equal to 3.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $314,713,347 and $276,150,130, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .84% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $20,679 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $7,581,051. The fund received cash collateral of $8,175,400 which was invested in the Central Cash Collateral Fund.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $49,956 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,965 and $438, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST       DIVIDEND INCOME      VALUE

Centigram Communications Corp.       $ 751,902          $ -              $ -                  $ 3,736,350

Childtime Learning Centers,           335,562            -                -                    7,061,600
Inc.

Ciprico, Inc.                         62,500             -                -                    2,674,425

EIS International, Inc.               351,850            1,008,042        -                    2,946,550

Hibbett Sporting Goods, Inc.          859,688            -                -                    6,542,344

Mqxwell Technologies, Inc.            476,406            2,354,737        -                    -

Mechanical Dynamics, Inc.             -                  1,832,099        -                    1,749,150

Mecon, Inc.                           21,793             -                -                    3,880,800

Medialink Worldwide, Inc.             938,196            3,026,473        -                    4,288,075

New World Coffee & Bagels,            -                  342,491          -                    -
Inc.

Prosoft Training.com                  342,565            -                -                    4,156,800

Simware, Inc.                         -                  199,589          -                    -

Source Information                    8,399,126          -                -                    17,375,975
Management Co.

TOTALS                               $ 12,539,588       $ 8,763,431      $ -                  $ 54,412,069


PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF               % OF
               VOTES CAST         VOTES CAST

RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92   100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92   100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST

 PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92   100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92   100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92   100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92   100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92   100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Withheld       819,075,621.96     9.844

TOTAL          8,320,231,453.92   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    289,719,050.24   96.442

Against        3,137,990.23     1.045

Abstain        7,549,325.00     2.513

TOTAL          300,406,365.47   100.000

PROPOSAL 3

To adopt an Amended and Restated Declaration of Trust.*

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    6,878,704,796.76   82.675

Against        319,740,789.58     3.843

Abstain        1,121,686,130.62   13.482

TOTAL          8,320,131,716.96   100.000

*DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

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OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND
INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

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INVESTMENT ADVISER
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Boston, MA

INVESTMENT SUB-ADVISERS
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 (Far East) Inc., Tokyo, Japan
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 (U.K.) Inc., London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Paul Antico, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Bart Grenier, Vice President
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

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Ned C. Lautenbach

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www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
MARKET INDEX
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

PROXY VOTING RESULTS  39

DISTRIBUTIONS         41

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN (REGISTERED             2.60%          25.40%       213.45%       401.77%
TRADEMARK) MARKET INDEX

S&P 500 (registered trademark)  2.74%          25.67%       217.79%       412.42%

S&P 500 Index Objective Funds   2.45%          24.93%       210.62%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 6, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 116 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MARKET INDEX              25.40%       25.67%        18.17%

S&P 500                           25.67%       26.02%        18.43%

S&P 500 Index Objective Funds     24.93%       25.44%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Market Index        S&P 500
             00317                       SP001
  1990/03/06      10000.00                    10000.00
  1990/03/31      10080.00                    10077.26
  1990/04/30       9832.00                     9825.33
  1990/05/31      10828.00                    10783.30
  1990/06/30      10759.05                    10709.97
  1990/07/31      10726.82                    10675.70
  1990/08/31       9755.68                     9710.62
  1990/09/30       9278.83                     9237.71
  1990/10/31       9246.32                     9197.99
  1990/11/30       9843.77                     9792.18
  1990/12/31      10104.76                    10065.38
  1991/01/31      10552.31                    10504.23
  1991/02/28      11307.81                    11255.28
  1991/03/31      11576.40                    11527.66
  1991/04/30      11605.36                    11555.33
  1991/05/31      12101.66                    12054.52
  1991/06/30      11541.33                    11502.42
  1991/07/31      12083.37                    12038.43
  1991/08/31      12362.73                    12323.74
  1991/09/30      12158.48                    12117.94
  1991/10/31      12318.02                    12280.32
  1991/11/30      11818.41                    11785.42
  1991/12/31      13169.28                    13133.67
  1992/01/31      12923.44                    12889.39
  1992/02/29      13084.50                    13056.95
  1992/03/31      12824.48                    12802.34
  1992/04/30      13199.92                    13178.73
  1992/05/31      13259.64                    13243.30
  1992/06/30      13062.40                    13045.98
  1992/07/31      13590.56                    13579.56
  1992/08/31      13311.45                    13301.18
  1992/09/30      13465.08                    13458.13
  1992/10/31      13503.97                    13505.23
  1992/11/30      13957.71                    13965.76
  1992/12/31      14131.46                    14137.54
  1993/01/31      14240.20                    14256.30
  1993/02/28      14431.57                    14450.18
  1993/03/31      14731.95                    14755.08
  1993/04/30      14368.79                    14398.01
  1993/05/31      14749.45                    14783.88
  1993/06/30      14784.85                    14826.75
  1993/07/31      14718.47                    14767.44
  1993/08/31      15267.21                    15327.13
  1993/09/30      15147.31                    15209.11
  1993/10/31      15458.89                    15523.94
  1993/11/30      15307.55                    15376.46
  1993/12/31      15490.51                    15562.52
  1994/01/31      16009.85                    16091.64
  1994/02/28      15571.10                    15655.56
  1994/03/31      14886.68                    14972.97
  1994/04/30      15080.31                    15164.63
  1994/05/31      15323.46                    15413.33
  1994/06/30      14942.26                    15035.70
  1994/07/31      15431.43                    15528.87
  1994/08/31      16056.48                    16165.56
  1994/09/30      15661.49                    15769.50
  1994/10/31      16007.70                    16124.31
  1994/11/30      15420.05                    15537.07
  1994/12/31      15649.20                    15767.48
  1995/01/31      16052.46                    16176.33
  1995/02/28      16671.10                    16806.72
  1995/03/31      17154.37                    17302.69
  1995/04/30      17656.61                    17812.26
  1995/05/31      18352.37                    18524.21
  1995/06/30      18766.45                    18954.53
  1995/07/31      19389.52                    19583.06
  1995/08/31      19436.02                    19632.21
  1995/09/30      20247.40                    20460.69
  1995/10/31      20172.60                    20387.65
  1995/11/30      21046.82                    21282.67
  1995/12/31      21439.08                    21692.57
  1996/01/31      22172.32                    22430.99
  1996/02/29      22371.00                    22638.92
  1996/03/31      22600.27                    22856.93
  1996/04/30      22923.54                    23193.85
  1996/05/31      23503.52                    23792.01
  1996/06/30      23597.08                    23882.66
  1996/07/31      22548.32                    22827.53
  1996/08/31      23009.58                    23308.96
  1996/09/30      24292.52                    24620.79
  1996/10/31      24960.81                    25299.83
  1996/11/30      26833.97                    27212.24
  1996/12/31      26283.26                    26673.17
  1997/01/31      27916.74                    28339.71
  1997/02/28      28123.38                    28561.89
  1997/03/31      26952.39                    27388.28
  1997/04/30      28557.59                    29023.36
  1997/05/31      30296.13                    30790.30
  1997/06/30      31634.23                    32169.71
  1997/07/31      34158.72                    34729.45
  1997/08/31      32248.97                    32783.91
  1997/09/30      34002.51                    34579.49
  1997/10/31      32878.84                    33424.53
  1997/11/30      34375.39                    34971.75
  1997/12/31      34964.10                    35572.22
  1998/01/31      35357.13                    35965.65
  1998/02/28      37873.52                    38559.49
  1998/03/31      39792.72                    40534.12
  1998/04/30      40190.85                    40941.89
  1998/05/31      39481.36                    40238.10
  1998/06/30      41093.30                    41872.57
  1998/07/31      40648.06                    41426.63
  1998/08/31      34770.85                    35437.17
  1998/09/30      37002.31                    37707.27
  1998/10/31      40014.24                    40774.38
  1998/11/30      42429.03                    43245.72
  1998/12/31      44922.91                    45737.54
  1999/01/31      46740.05                    47650.28
  1999/02/28      45270.53                    46169.31
  1999/03/31      47098.21                    48016.54
  1999/04/30      48904.82                    49876.22
  1999/05/31      47735.53                    48698.65
  1999/06/30      50373.43                    51401.42
  1999/07/31      48795.10                    49796.67
  1999/08/31      48545.34                    49550.18
  1999/09/30      47206.15                    48192.01
  1999/10/29      50176.80                    51241.60
IMATRL PRASUN   SHR__CHT 19991031 19991111 104116 R00000000000119

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Market Index Fund on March 6, 1990, when the fund started. As the chart shows, by October 31, 1999, the value of the investment would have grown to $50,177 - a 401.77% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $51,242 - a 412.42% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER S&P 500 FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF OCTOBER 31, 1999, THE SIX MONTH, ONE YEAR, AND, FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE S&P 500 FUNDS AVERAGE ARE 2.45%, 24.93% AND, 210.62%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE 24.93% AND 25.44%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan Market Index Fund's investment management personnel as Managing
Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the six months that ended October 31, 1999, the fund returned 2.60%. In comparison, the Standard & Poor's 500 Index returned 2.74%, while the S&P 500 Index objective funds average returned 2.45% for the same period. For the 12-month period that ended October 31, 1999, the fund posted a total return of 25.40%. This performance was in line with the 25.67% return for the S&P 500 Index, and with the Lipper funds average return of 24.93% during the same period.

Q. INVESTORS SEEMED TO BE ESPECIALLY FOCUSED ON THE FEDERAL RESERVE BOARD DURING THE PERIOD. HOW DID THIS ENVIRONMENT AFFECT THE MARKET?

A. Whenever Fed Chairman Alan Greenspan expressed concerns about potential inflation and the pace of economic growth, his comments rattled markets worldwide. In almost every public comment he made during the past year, Mr. Greenspan seemed worried that the U.S. was depleting its available supply of workers. With this in mind, investors nervously reacted to just about every piece of economic data and remained intently focused on any potential signs of inflation that could trigger another interest-rate hike. Despite the market's ability to hang on to strong gains from earlier in the period, this environment resulted in extremely narrow and volatile stock performance in recent months.

Q. DID ANY OTHER FACTORS INFLUENCE THE MARKET'S PERFORMANCE DURING THE
PERIOD?

A. Beyond the Fed's less-accommodating monetary stance, the other big stories were the steady increase in global trade and manufacturing activity, along with generally declining interest rates worldwide. From October 1998 through August 1999, central banks around the world effected 134 interest-rate easings. In contrast, there were only three interest-rate increases during this time - two by the U.S. Federal Reserve and one by the Bank of England. While the recovery in global manufacturing and trade suggests that many companies could post strong growth and profit surprises, this environment heightened investor nervousness, especially in the U.S. and Europe, about further rate hikes designed to combat potential inflation. On a more positive note, investors generally shrugged off negative news and helped support the market's gains.

Q. LET'S SWITCH TO SOME OF THE INDEX'S SPECIFIC SECTORS, STARTING WITH TECHNOLOGY, THE LARGEST WEIGHTING FOR THE FUND AND THE INDEX . . .

A. As U.S. and global economies continued to fire on all cylinders, technology stocks remained one of the primary beneficiaries. In general, the strong performance of the S&P 500 index was driven by the stellar results of a narrow group of large-cap technology issues such as Microsoft, Cisco, Lucent Technologies, America Online, Oracle, Intel and Sun Microsystems. With intense competition and falling prices for personal computers, demand continued to increase, fueled by the global economic recovery and the impressive growth of the Internet and data services for both businesses and residential use.

Q. FINANCE WAS THE SECOND-LARGEST SECTOR IN THE INDEX. HOW DID THESE
STOCKS FARE?

A. While the fundamental business characteristics of banks and financial services companies remained strong during the period, the difficult interest-rate environment took its toll on the industry. Historically, the relationship between rising interest rates and financial services companies has not been a cordial one. Typically, when interest rates rise, so do concerns over credit and loan volumes, two big components behind the earnings growth of banks and financial services firms. Investors' fears were justified when the Federal Reserve Board raised interest rates twice during the period. Bank stocks such as First Union, Bank of America and Bank One all turned in disappointing results due to concerns over future earnings growth.

Q. BESIDES TECHNOLOGY AND FINANCE, UTILITIES AND HEALTH CARE STOCKS REPRESENTED A SIGNIFICANT PERCENTAGE OF THE INDEX. HOW DID THESE
STOCKS PERFORM?

A. Electric and gas utilities produced mixed results in the wake of higher interest rates. Utilities are valued in large part for their income stream, and the stocks usually move counter to the direction of interest rates due to higher borrowing costs. On the other hand, independent power producers, such as AES Corp. - which are included under the electric utility sector - provided strong gains in a favorable supply and demand environment. Telephone utilities and telecommunications companies also produced favorable results. Most notably, wireless communications services and equipment manufacturers such as Nortel Networks, Nextel and Sprint benefited from robust demand for mobile handsets and cellular services.

Q. AND THE HEALTH CARE STOCKS?

A. Despite positive business fundamentals in the form of strong earnings driven by innovative new drugs and an aging population with increasing demand for health care products, large-cap pharmaceutical companies such as Eli Lilly, Schering-Plough and Pfizer produced mixed results. Shares of these companies faltered during the period due to investor nervousness over high valuations, a weakening product pipeline and the possibility that Medicare reforms could lead to government-sanctioned price controls.

Q. WHAT'S YOUR OUTLOOK, DEAN?

A. I think the narrowness of the market's strength and the cloudy interest-rate environment pose potential threats to short-term gains. Longer term, however, a strong argument can be made for continued strength in the equity market and a broadening out of market leadership driven by healthy consumer spending, benign inflation, productivity gains and accelerating earnings growth, which usually lead to higher stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF BANKERS TRUST OR ANY OTHER PERSON IN THE BANKERS TRUST ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND BANKERS TRUST DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks total return, that
corresponds to that of the
Standard & Poor's 500 Index

FUND NUMBER: 317

TRADING SYMBOL: FSMKX

START DATE: March 6, 1990

SIZE: as of October 31, 1999,
more than $9.5 billion

MANAGER: Bankers Trust,
since 1997

DEAN BARR ON CHANGES TO
THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be representative
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, these
changes are based on events such
as acquisitions, spins-offs or shifts
in asset size."

Here are some recent changes to
the index:

(solid bullet) June 23, 1999: American Stores was deleted from the index after merging with S&P 500 component
Albertson's Inc. Office Depot, Inc.
replaced American Stores.

(solid bullet) July 21, 1999: QUALCOMM, Inc.
replaced Transamerica Corp. in the
index after Transamerica was
acquired by Aegon N.V.

(solid bullet) August 12, 1999: Raychem Corp.
was removed and replaced by
Lexmark International Group,
Inc. following the acquisition of
Raychem by S&P 500 component
Tyco International Ltd.

(solid bullet) September 28, 1999: Global
Crossing Ltd. replaced Frontier
Corp. in the index following the
merger of the two companies.

NOTE TO SHAREHOLDERS:

At a meeting held on September
15, 1999, shareholders approved a
new sub-advisory agreement
among the fund, Fidelity
Management & Research Co.,
and Bankers Trust.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF OCTOBER
31, 1999

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

Microsoft Corp.                4.1                      3.7

General Electric Co.           3.9                      3.1

Intel Corp.                    2.2                      1.8

Wal-Mart Stores, Inc.          2.2                      1.8

Cisco Systems, Inc.            2.1                      1.6

Lucent Technologies, Inc.      1.7                      1.4

Merck & Co., Inc.              1.6                      1.5

Citigroup, Inc.                1.6                      1.5

Exxon Corp.                    1.6                      1.8

International Business         1.5                        1.7
Machines Corp.

                               22.5                      19.9

TOP TEN MARKET SECTORS AS OF
OCTOBER 31, 1999

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

TECHNOLOGY                     22.8                     19.2

FINANCE                        15.3                     16.2

UTILITIES                      11.3                     11.3

HEALTH                         10.7                     10.8

NONDURABLES                    6.9                      7.7

RETAIL & WHOLESALE             6.2                      6.0

INDUSTRIAL MACHINERY &         5.9                      5.5
EQUIPMENT

ENERGY                         5.8                      6.1

MEDIA & LEISURE                4.5                      4.3

BASIC INDUSTRIES               3.3                      3.8


ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

TO MATCH THE STANDARD & POOR'S 500 INDEX, SPARTAN MARKET INDEX FUND SEEKS 100% INVESTMENT
EXPOSURE TO STOCKS AT ALL TIMES.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S NET INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 98.2%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                464,600                $ 26,453

Boeing Co.                        793,984                 36,573

Goodrich (B.F.) Co.               87,520                  2,073

Lockheed Martin Corp.             339,336                 6,787

Northrop Grumman Corp.            56,900                  3,122

Rockwell International Corp.      163,200                 7,905

Textron, Inc.                     124,000                 9,571

United Technologies Corp.         410,880                 24,858

                                                          117,342

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. Class B              276,840                 8,063

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            164,600                 9,125

TOTAL AEROSPACE & DEFENSE                                 134,530

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         184,840                 5,083
Inc.

Ashland, Inc.                     47,430                  1,565

Avery Dennison Corp.              94,000                  5,875

Dow Chemical Co.                  190,870                 22,570

E.I. du Pont de Nemours and       852,534                 54,935
Co.

Eastman Chemical Co.              71,342                  2,751

Engelhard Corp.                   105,537                 1,860

FMC Corp. (a)                     26,100                  1,062

Great Lakes Chemical Corp.        47,700                  1,693

Hercules, Inc.                    88,920                  2,140

Monsanto Co.                      503,800                 19,396

PPG Industries, Inc.              141,500                 8,578

Praxair, Inc.                     129,900                 6,073

Rohm & Haas Co.                   174,555                 6,677

Sealed Air Corp. (a)              67,198                  3,721

Union Carbide Corp.               108,800                 6,637

W.R. Grace & Co. (a)              59,500                  889

                                                          151,505

IRON & STEEL - 0.1%

Allegheny Teledyne, Inc.          151,225                 2,297

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Bethlehem Steel Corp. (a)         99,900                 $ 693

Nucor Corp.                       72,100                  3,740

USX-U.S. Steel Group              80,960                  2,070

Worthington Industries, Inc.      72,225                  1,201

                                                          10,001

METALS & MINING - 0.4%

Alcan Aluminium Ltd.              189,503                 6,213

Alcoa, Inc.                       296,140                 17,991

ASARCO, Inc.                      32,300                  953

Freeport-McMoRan Copper &         101,700                 1,697
Gold, Inc. Class B

Inco Ltd.                         185,658                 3,734

Phelps Dodge Corp.                81,587                  4,599

Reynolds Metals Co.               53,340                  3,224

                                                          38,411

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                        23,875                  962

Bemis Co., Inc.                   34,000                  1,188

Corning, Inc.                     209,740                 16,491

Crown Cork & Seal Co., Inc.       102,180                 2,446

Owens-Illinois, Inc. (a)          125,100                 2,995

Tupperware Corp.                  46,400                  919

                                                          25,001

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               47,900                  1,706

Champion International Corp.      80,400                  4,648

Fort James Corp.                  177,500                 4,670

Georgia-Pacific Corp.             155,100                 6,156

International Paper Co.           332,076                 17,475

Kimberly-Clark Corp.              453,330                 28,616

Louisiana-Pacific Corp.           92,060                  1,168

Mead Corp.                        84,200                  3,031

Potlatch Corp.                    32,640                  1,377

Temple-Inland, Inc.               46,000                  2,674

Westvaco Corp.                    73,250                  2,175

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Weyerhaeuser Co.                  175,500                $ 10,475

Willamette Industries, Inc.       83,500                  3,470

                                                          87,641

TOTAL BASIC INDUSTRIES                                    312,559

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Armstrong World Industries,       32,710                  1,223
Inc.

Crane Co.                         52,775                  1,079

Fortune Brands, Inc.              138,460                 4,907

Masco Corp.                       362,500                 11,056

Owens Corning                     44,400                  910

Sherwin-Williams Co.              139,580                 3,123

Vulcan Materials Co.              83,400                  3,445

                                                          25,743

CONSTRUCTION - 0.0%

Centex Corp.                      49,020                  1,314

Fleetwood Enterprises, Inc.       28,200                  615

Kaufman & Broad Home Corp.        37,100                  744

Pulte Corp.                       31,500                  634

                                                          3,307

ENGINEERING - 0.0%

Fluor Corp.                       62,630                  2,497

Foster Wheeler Corp.              35,400                  398

PerkinElmer, Inc.                 36,020                  1,470

                                                          4,365

TOTAL CONSTRUCTION & REAL                                 33,415
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
1.5%

AutoZone, Inc. (a)                116,200                 3,087

Cooper Tire & Rubber Co.          67,600                  1,137

Cummins Engine Co., Inc.          29,700                  1,505

Dana Corp.                        137,175                 4,055

Danaher Corp.                     106,700                 5,155

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Delphi Automotive Systems         467,177                $ 7,679
Corp.

Eaton Corp.                       59,280                  4,461

Ford Motor Co.                    1,001,700               54,968

General Motors Corp.              536,156                 37,665

Genuine Parts Co.                 144,537                 3,767

Goodyear Tire & Rubber Co.        128,900                 5,325

Johnson Controls, Inc.            65,200                  3,961

NACCO Industries, Inc. Class A    5,000                   232

Navistar International Corp.      54,660                  2,279
(a)

PACCAR, Inc.                      69,676                  3,283

Pep Boys-Manny, Moe & Jack        42,300                  529

TRW, Inc.                         96,420                  4,134

                                                          143,222

CONSUMER DURABLES - 0.4%

Minnesota Mining &                332,920                 31,648
Manufacturing Co.

Snap-On, Inc.                     51,150                  1,554

                                                          33,202

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              72,100                  3,100

Maytag Corp.                      74,700                  2,993

Whirlpool Corp.                   56,300                  3,923

                                                          10,016

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             161,800                 3,590

Newell Rubbermaid, Inc.           231,522                 8,016

                                                          11,606

TEXTILES & APPAREL - 0.2%

Liz Claiborne, Inc.               50,200                  2,008

NIKE, Inc. Class B                247,520                 13,969

Reebok International Ltd. (a)     44,900                  441

Russell Corp.                     29,100                  442

Springs Industries, Inc.          9,000                   358
Class A

VF Corp.                          95,068                  2,858

                                                          20,076

TOTAL DURABLES                                            218,122

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - 5.8%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                263,518                $ 7,362

Halliburton Co.                   381,000                 14,359

Helmerich & Payne, Inc.           40,400                  962

McDermott International, Inc.     45,900                  832

Rowan Companies, Inc. (a)         68,700                  1,069

Schlumberger Ltd.                 459,860                 27,850

                                                          52,434

OIL & GAS - 5.3%

Amerada Hess Corp.                78,240                  4,489

Anadarko Petroleum Corp.          102,600                 3,161

Apache Corp.                      81,000                  3,159

Atlantic Richfield Co.            269,440                 25,108

Burlington Resources, Inc.        167,756                 5,850

Chevron Corp.                     533,680                 48,732

Conoco, Inc. Class B              558,556                 15,151

Exxon Corp.                       2,030,120               150,356

Kerr-McGee Corp.                  70,680                  3,799

Mobil Corp.                       655,400                 63,246

Occidental Petroleum Corp.        282,100                 6,435

Phillips Petroleum Co.            205,200                 9,542

Royal Dutch Petroleum Co. (NY     1,764,280               105,747
Registry Gilder 1.25)

Sunoco, Inc.                      65,980                  1,592

Texaco, Inc.                      448,280                 27,513

The Coastal Corp.                 181,600                 7,650

Tosco Corp.                       126,400                 3,200

Union Pacific Resources           204,263                 2,962
Group, Inc.

Unocal Corp.                      196,720                 6,787

USX-Marathon Group                247,500                 7,208

                                                          501,687

TOTAL ENERGY                                              554,121

FINANCE - 15.3%

BANKS - 6.5%

AmSouth Bancorp.                  293,400                 7,555

Bank of America Corp.             1,452,920               93,532

Bank of New York Co., Inc.        633,700                 26,536

Bank One Corp.                    1,007,104               37,829

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

BB&T Corp.                        220,300                $ 8,013

Capital One Financial Corp.       176,300                 9,344

Chase Manhattan Corp.             687,496                 60,070

Comerica, Inc.                    130,650                 7,766

Fifth Third Bancorp               251,100                 18,534

First Union Corp.                 816,288                 34,845

Firstar Corp.                     840,793                 24,698

Fleet Boston Corp.                762,309                 33,256

Huntington Bancshares, Inc.       186,646                 5,529

J.P. Morgan & Co., Inc.           146,619                 19,189

KeyCorp                           366,610                 10,242

Mellon Financial Corp.            430,852                 15,915

National City Corp.               525,550                 15,504

Northern Trust Corp.              93,500                  9,029

PNC Financial Corp.               251,360                 14,987

Regions Financial Corp.           173,900                 5,228

Republic of New York Corp.        86,300                  5,453

SouthTrust Corp.                  152,300                 6,092

State Street Corp.                129,200                 9,835

Summit Bancorp                    139,800                 4,841

SunTrust Banks, Inc.              258,600                 18,926

Synovus Finanical Corp.           189,500                 4,062

U.S. Bancorp                      633,311                 23,472

Union Planters Corp.              106,200                 4,726

Wachovia Corp.                    167,700                 14,464

Wells Fargo & Co.                 1,387,840               66,443

                                                          615,915

CREDIT & OTHER FINANCE - 3.0%

American Express Co.              376,072                 57,915

Associates First Capital          631,374                 23,045
Corp. Class A

Citigroup, Inc.                   2,795,254               151,293

Countrywide Credit                93,200                  3,163
Industries, Inc.

Household International, Inc.     419,604                 18,725

MBNA Corp.                        645,750                 17,839

Providian Financial Corp.         121,230                 13,214

                                                          285,194

FEDERAL SPONSORED CREDIT - 1.0%

Fannie Mae                        844,780                 59,768

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT -
CONTINUED

Freddie Mac                       576,600                $ 31,172

SLM Holding Corp.                 133,500                 6,533

                                                          97,473

INSURANCE - 3.2%

Aetna, Inc.                       116,930                 5,876

AFLAC, Inc.                       235,200                 12,025

Allstate Corp.                    702,066                 20,184

American General Corp.            207,472                 15,392

American International Group,     1,275,657               131,313
Inc.

Aon Corp.                         203,975                 7,241

Chubb Corp. (The)                 157,860                 8,663

CIGNA Corp.                       180,360                 13,482

Cincinnati Financial Corp.        124,700                 4,466

Conseco, Inc.                     267,502                 6,504

Hartford Financial Services       187,440                 9,712
Group, Inc.

Jefferson-Pilot Corp.             85,733                  6,435

Lincoln National Corp.            164,520                 7,588

Loews Corp.                       85,500                  6,060

Marsh & McLennan Companies,       217,630                 17,206
Inc.

MBIA, Inc.                        80,000                  4,565

MGIC Investment Corp.             88,200                  5,270

Progressive Corp.                 58,296                  5,396

SAFECO Corp.                      117,520                 3,232

St. Paul Companies, Inc. (The)    189,584                 6,067

Torchmark Corp.                   107,940                 3,366

UnumProvident Corp.               187,813                 6,186

                                                          306,229

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       48,800                  5,453

Washington Mutual, Inc.           481,417                 17,301

                                                          22,754

SECURITIES INDUSTRY - 1.4%

Franklin Resources, Inc.          203,500                 7,123

Kansas City Southern              90,700                  4,303
Industries, Inc.

Lehman Brothers Holdings,         98,200                  7,236
Inc.

Merrill Lynch & Co., Inc.         292,200                 22,938

Morgan Stanley Dean Witter &      471,796                 52,045
Co.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

PaineWebber Group, Inc.           117,200                $ 4,776

Price (T. Rowe) Associates,       96,900                  3,440
Inc.

Schwab (Charles) Corp.            669,800                 26,080

The Bear Stearns Companies,       89,875                  3,831
Inc.

                                                          131,772

TOTAL FINANCE                                             1,459,337

HEALTH - 10.7%

DRUGS & PHARMACEUTICALS - 7.6%

Allergan, Inc.                    56,700                  6,088

ALZA Corp. Class A. (a)           105,700                 4,525

American Home Products Corp.      1,080,140               56,437

Amgen, Inc. (a)                   433,000                 34,532

Bausch & Lomb, Inc.               42,940                  2,319

Bristol-Myers Squibb Co.          1,668,060               128,128

Eli Lilly & Co.                   902,516                 62,161

Merck & Co., Inc.                 1,946,080               154,835

Pfizer, Inc.                      3,193,580               126,146

Pharmacia & Upjohn, Inc.          429,842                 23,185

Schering-Plough Corp.             1,230,060               60,888

Sigma-Aldrich Corp.               81,200                  2,314

Warner-Lambert Co.                708,040                 56,510

Watson Pharmaceuticals, Inc.      75,100                  2,384
(a)

                                                          720,452

MEDICAL EQUIPMENT & SUPPLIES
- 2.8%

Abbott Laboratories               1,291,840               52,158

Bard (C.R.), Inc.                 43,200                  2,330

Baxter International, Inc.        238,900                 15,499

Becton, Dickinson & Co.           209,800                 5,324

Biomet, Inc.                      97,500                  2,937

Boston Scientific Corp. (a)       316,500                 6,370

Cardinal Health, Inc.             219,150                 9,451

Guidant Corp.                     259,900                 12,833

Johnson & Johnson                 1,104,240               115,669

Mallinckrodt, Inc.                57,430                  1,949

McKesson HBOC, Inc.               226,869                 4,552

Medtronic, Inc.                   971,600                 33,642

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Millipore Corp.                   34,900                 $ 1,112

Pall Corp.                        100,066                 2,195

St. Jude Medical, Inc. (a)        60,716                  1,662

                                                          267,683

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Columbia/HCA Healthcare Corp.     469,680                 11,331

HEALTHSOUTH Corp. (a)             340,900                 1,960

Humana, Inc. (a)                  134,400                 924

Manor Care, Inc. (a)              87,900                  1,384

Tenet Healthcare Corp. (a)        247,900                 4,819

United HealthCare Corp.           150,000                 7,753

Wellpoint Health Networks,        54,200                  3,144
Inc. (a)

                                                          31,315

TOTAL HEALTH                                              1,019,450

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.9%

ELECTRICAL EQUIPMENT - 4.4%

Emerson Electric Co.              371,140                 22,292

General Electric Co.              2,717,000               368,323

General Instrument Corp. (a)      155,300                 8,357

Grainger (W.W.), Inc.             76,400                  3,237

Harris Corp.                      68,800                  1,544

Honeywell, Inc.                   110,580                 11,659

Scientific-Atlanta, Inc.          67,800                  3,882

Thomas & Betts Corp.              45,320                  2,034

                                                          421,328

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Briggs & Stratton Corp.           18,900                  1,104

Case Corp.                        67,600                  3,583

Caterpillar, Inc.                 303,720                 16,781

Cooper Industries, Inc.           75,979                  3,272

Deere & Co.                       191,570                 6,944

Dover Corp.                       179,740                 7,650

Illinois Tool Works, Inc.         206,920                 15,157

Ingersoll-Rand Co.                137,210                 7,169

ITT Industries, Inc.              82,070                  2,806

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Milacron, Inc.                    23,100                 $ 380

Parker-Hannifin Corp.             87,375                  4,003

Tenneco, Inc.                     137,155                 2,194

The Stanley Works                 68,800                  1,909

Timken Co.                        45,275                  812

Tyco International Ltd.           1,421,504               56,771

                                                          130,535

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     142,200                 1,493
(a)

Waste Management, Inc.            531,513                 9,767

                                                          11,260

TOTAL INDUSTRIAL MACHINERY &                              563,123
EQUIPMENT

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.0%

CBS Corp. (a)                     580,730                 28,347

Clear Channel Communications,     281,800                 22,650
Inc. (a)

Comcast Corp. Class A             625,400                 26,345
(special)

MediaOne Group, Inc.              515,540                 36,636

Time Warner, Inc.                 1,059,998               73,869

                                                          187,847

ENTERTAINMENT - 1.0%

Carnival Corp.                    498,500                 22,183

Disney (Walt) Co.                 1,730,190               45,634

King World Productions, Inc.      61,900                  2,399
(a)

Viacom, Inc. Class B              558,300                 24,984
(non-vtg.) (a)

                                                          95,200

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   73,900                  1,672

Hasbro, Inc.                      161,587                 3,333

Mattel, Inc.                      335,595                 4,489

                                                          9,494

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      77,750                  2,250
(a)

Hilton Hotels Corp.               209,960                 1,942

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Marriott International, Inc.      195,500                $ 6,586
Class A

Mirage Resorts, Inc. (a)          164,300                 2,393

                                                          13,171

PUBLISHING - 0.7%

American Greetings Corp.          71,060                  1,839
Class A

Dow Jones & Co., Inc.             61,400                  3,776

Gannet Co., Inc.                  239,700                 18,487

Harcourt General, Inc.            49,576                  1,909

Knight-Ridder, Inc.               63,760                  4,049

McGraw-Hill Companies, Inc.       166,000                 9,898

Meredith Corp.                    42,600                  1,520

New York Times Co. (The)          147,600                 5,941
Class A

Times Mirror Co. Class A          58,700                  4,234

Tribune Co.                       212,360                 12,742

                                                          64,395

RESTAURANTS - 0.6%

Darden Restaurants, Inc.          110,920                 2,114

McDonald's Corp.                  1,150,500               47,458

Tricon Global Restaurants,        134,532                 5,407
Inc. (a)

Wendy's International, Inc.       100,200                 2,392

                                                          57,371

TOTAL MEDIA & LEISURE                                     427,478

NONDURABLES - 6.9%

BEVERAGES - 2.3%

Anheuser-Busch Companies,         403,140                 28,950
Inc.

Brown-Forman Corp. Class B        38,880                  2,624

Coca-Cola Co. (The)               2,047,680               120,813

Coca-Cola Enterprises, Inc.       320,500                 8,193

Coors (Adolph) Co. Class B        29,400                  1,632

PepsiCo, Inc.                     1,260,220               43,714

Seagram Co. Ltd.                  365,020                 18,094

                                                          224,020

FOODS - 1.6%

Archer-Daniels-Midland Co.        542,886                 6,684

Bestfoods                         238,940                 14,038

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Campbell Soup Co.                 354,060                $ 15,933

ConAgra, Inc.                     392,800                 10,237

General Mills, Inc.               123,520                 10,769

H.J. Heinz Co.                    317,400                 15,156

Hershey Foods Corp.               114,920                 5,803

Kellogg Co.                       321,980                 12,819

Nabisco Group Holdings Corp.      297,500                 3,812

Quaker Oats Co.                   111,300                 7,791

Ralston Purina Co.                267,940                 8,423

Sara Lee Corp.                    734,300                 19,872

Sysco Corp.                       285,680                 10,981

Wrigley (Wm.) Jr. Co.             93,480                  7,473

                                                          149,791

HOUSEHOLD PRODUCTS - 2.4%

Alberto-Culver Co. Class B        31,300                  738

Avon Products, Inc.               220,640                 7,116

Clorox Co.                        203,640                 8,337

Colgate-Palmolive Co.             471,440                 28,522

Gillette Co.                      932,120                 33,731

International Flavors &           82,450                  3,154
Fragrances, Inc.

Procter & Gamble Co.              1,101,820               115,553

Unilever NV (NY shares)           468,046                 31,213

                                                          228,364

TOBACCO - 0.6%

Philip Morris Companies, Inc.     2,001,580               50,415

UST, Inc.                         158,900                 4,400

                                                          54,815

TOTAL NONDURABLES                                         656,990

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                336,400                 6,183

Homestake Mining Co.              189,900                 1,590

Newmont Mining Corp.              150,464                 3,301

Placer Dome, Inc.                 309,100                 3,886

                                                          14,960

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 6.2%

APPAREL STORES - 0.4%

Gap, Inc.                         734,915                $ 27,284

Limited, Inc. (The)               179,781                 7,393

TJX Companies, Inc.               257,300                 6,979

                                                          41,656

DRUG STORES - 0.4%

CVS Corp.                         347,620                 15,100

Longs Drug Stores Corp.           31,340                  854

Rite Aid Corp.                    233,000                 2,039

Walgreen Co.                      800,160                 20,154

                                                          38,147

GENERAL MERCHANDISE STORES -
3.2%

Consolidated Stores Corp. (a)     89,800                  1,644

Costco Wholesale Corp. (a)        189,095                 15,187

Dayton Hudson Corp.               355,000                 22,942

Dillards, Inc. Class A            83,360                  1,573

Dollar General Corp.              212,718                 5,610

Federated Department Stores,      168,800                 7,206
Inc. (a)

Kmart Corp. (a)                   422,300                 4,249

Kohls Corp. (a)                   127,500                 9,539

May Department Stores Co.         276,870                 9,604
(The)

Neiman Marcus Group, Inc.         14,937                  320
Class B, (a)

Nordstrom, Inc.                   126,200                 3,147

Penney (J.C.) Co., Inc.           213,420                 5,416

Sears, Roebuck & Co.              315,010                 8,879

Wal-Mart Stores, Inc.             3,678,020               208,498

                                                          303,814

GROCERY STORES - 0.5%

Albertson's, Inc.                 360,306                 13,084

Great Atlantic & Pacific Tea,     30,850                  881
Inc.

Kroger Co. (a)                    662,200                 13,782

Safeway, Inc. (a)                 417,900                 14,757

SUPERVALU, Inc.                   94,100                  1,976

Winn-Dixie Stores, Inc.           105,740                 2,862

                                                          47,342

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Bed Bath & Beyond, Inc. (a)       113,000                 3,764

Best Buy Co., Inc. (a)            173,100                 9,618

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Circuit City Stores, Inc. -       162,400                $ 6,932
Circuit City Group

Home Depot, Inc.                  1,240,646               93,669

IKON Office Solutions, Inc.       103,900                 714

Lowe's Companies, Inc.            298,720                 16,430

Office Depot, Inc. (a)            340,500                 4,235

Staples, Inc. (a)                 418,600                 9,288

Tandy Corp.                       159,364                 10,030

Toys 'R' Us, Inc. (a)             205,425                 2,902

                                                          157,582

TOTAL RETAIL & WHOLESALE                                  588,541

SERVICES - 0.5%

ADVERTISING - 0.2%

Interpublic Group of              212,900                 8,649
Companies, Inc.

Omnicom Group, Inc.               145,100                 12,769

                                                          21,418

LEASING & RENTAL - 0.0%

Ryder System, Inc.                65,200                  1,394

PRINTING - 0.0%

Deluxe Corp.                      72,100                  2,037

Donnelley (R.R.) & Sons Co.       109,320                 2,651

                                                          4,688

SERVICES - 0.3%

Block (H&R), Inc.                 91,380                  3,889

Cendant Corp. (a)                 593,749                 9,797

Dun & Bradstreet Corp.            135,720                 3,987

Ecolab, Inc.                      94,400                  3,192

Jostens, Inc.                     19,700                  416

National Service Industries,      38,800                  1,251
Inc.

Service Corp. International       222,200                 2,125

                                                          24,657

TOTAL SERVICES                                            52,157

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - 22.8%

COMMUNICATIONS EQUIPMENT - 4.9%

3Com Corp. (a)                    299,200                $ 8,677

ADC Telecommunications, Inc.      109,800                 5,236
(a)

Andrew Corp. (a)                  63,912                  823

Cabletron Systems, Inc. (a)       138,500                 2,294

Cisco Systems, Inc. (a)           2,690,900               199,127

Lucent Technologies, Inc.         2,533,010               162,746

Nortel Networks Corp.             1,117,780               68,774

Tellabs, Inc. (a)                 331,100                 20,942

                                                          468,619

COMPUTER SERVICES & SOFTWARE
- 7.8%

Adobe Systems, Inc.               106,000                 7,413

America Online, Inc. (a)          917,700                 119,014

Autodesk, Inc.                    47,740                  895

Automatic Data Processing,        539,640                 26,004
Inc.

BMC Software, Inc. (a)            206,400                 13,248

Ceridian Corp. (a)                109,700                 2,407

Computer Associates               433,087                 24,469
International, Inc.

Computer Sciences Corp. (a)       131,300                 9,019

Compuware Corp. (a)               309,400                 8,605

Electronic Data Systems Corp.     412,200                 24,114

Equifax, Inc.                     115,900                 3,129

First Data Corp.                  356,900                 16,306

IMS Health, Inc.                  267,240                 7,750

Microsoft Corp. (a)               4,232,000               391,720

Novell, Inc. (a)                  295,900                 5,936

Oracle Corp. (a)                  1,198,550               57,006

Parametric Technology Corp.       236,900                 4,516
(a)

Paychex, Inc.                     228,400                 8,993

PeopleSoft, Inc.                  186,300                 2,795

Shared Medical Systems Corp.      21,400                  808

Unisys Corp. (a)                  240,200                 5,825

                                                          739,972

COMPUTERS & OFFICE EQUIPMENT
- 5.6%

Adaptec, Inc. (a)                 83,800                  3,771

Apple Computer, Inc. (a)          124,650                 9,988

Compaq Computer Corp.             1,407,704               26,746

Comverse Technology, Inc. (a)     60,000                  6,810

Dell Computer Corp. (a)           2,100,000               84,263

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

EMC Corp. (a)                     853,450                $ 62,302

Gateway, Inc. (a)                 240,400                 15,881

Hewlett-Packard Co.               842,620                 62,407

International Business            1,500,780               147,639
Machines Corp.

Lexmark International Group,      115,600                 9,024
Inc. Class A (a)

Network Appliance, Inc. (a)       66,900                  4,951

Pitney Bowes, Inc.                238,780                 10,879

Seagate Technology, Inc. (a)      196,400                 5,782

Silicon Graphics, Inc. (a)        151,100                 1,171

Sun Microsystems, Inc. (a)        640,600                 67,783

Xerox Corp.                       591,200                 16,554

                                                          535,951

ELECTRONIC INSTRUMENTS - 0.4%

Applied Materials, Inc. (a)       305,300                 27,420

KLA-Tencor Corp. (a)              73,200                  5,797

PE Corp. (Biosystems Group)       80,000                  5,190

Tektronix, Inc.                   37,800                  1,276

Thermo Electron Corp. (a)         140,200                 1,893

                                                          41,576

ELECTRONICS - 3.9%

Advanced Micro Devices, Inc.      116,700                 2,312
(a)

Analog Devices, Inc. (a)          142,200                 7,554

Intel Corp.                       2,749,440               212,910

LSI Logic Corp. (a)               114,000                 6,063

Micron Technology, Inc. (a)       202,600                 14,448

Motorola, Inc.                    493,400                 48,076

National Semiconductor Corp.      148,200                 4,437
(a)

Solectron Corp. (a)               228,100                 17,165

Texas Instruments, Inc.           644,240                 57,821

                                                          370,786

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 265,970                 18,335

Polaroid Corp.                    41,840                  934

                                                          19,269

TOTAL TECHNOLOGY                                          2,176,173

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     126,940                $ 8,061

Delta Air Lines, Inc.             117,660                 6,405

Southwest Airlines Co.            404,887                 6,807

US Airways Group, Inc. (a)        64,300                  1,800

                                                          23,073

RAILROADS - 0.4%

Burlington Northern Santa Fe      415,229                 13,235
Corp.

CSX Corp.                         179,672                 7,367

Norfolk Southern Corp.            297,620                 7,273

Union Pacific Corp.               214,040                 11,933

                                                          39,808

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     248,760                 10,712

Laidlaw, Inc.                     235,200                 1,454

                                                          12,166

TOTAL TRANSPORTATION                                      75,047

UTILITIES - 11.3%

CELLULAR - 1.1%

ALLTEL Corp.                      236,900                 19,722

Nextel Communications, Inc.       282,900                 24,382
Class A (a)

QUALCOMM, Inc. (a)                134,800                 30,027

Sprint Corp. Series 1 (PCS        363,645                 30,160
Group)

                                                          104,291

ELECTRIC UTILITY - 2.0%

AES Corp. (a)                     166,000                 9,369

Ameren Corp.                      103,300                 3,906

American Electric Power Co.,      168,100                 5,799
Inc.

Carolina Power & Light Co.        101,700                 3,509

Central & South West Corp.        171,280                 3,800

Cinergy Corp.                     118,817                 3,357

CMS Energy Corp.                  94,800                  3,496

Consolidated Edison, Inc.         188,400                 7,195

Constellation Energy Corp.        113,450                 3,481

Dominion Resources, Inc.          168,510                 8,110

DTE Energy Co.                    116,800                 3,876

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Duke Energy Corp.                 307,450                $ 17,371

Edison International              284,200                 8,419

Entergy Corp.                     202,000                 6,047

FirstEnergy Corp.                 171,300                 4,465

Florida Progress Corp.            83,000                  3,802

FPL Group, Inc.                   148,900                 7,492

GPU, Inc.                         129,100                 4,381

New Century Energies, Inc.        83,700                  2,725

Niagara Mohawk Holdings, Inc.     101,100                 1,605
(a)

Northern States Power Co.         91,020                  1,957

PacifiCorp                        271,900                 5,608

PECO Energy Co.                   182,000                 6,950

PG&E Corp.                        317,100                 7,273

Pinnacle West Capital Corp.       70,800                  2,611

PP&L Resources, Inc.              107,120                 2,899

Public Service Enterprise         197,700                 7,822
Group, Inc.

Reliant Energy, Inc.              217,525                 5,928

Southern Co.                      616,600                 16,378

Texas Utilities Co.               260,038                 10,076

Unicom Corp.                      195,600                 7,494

                                                          187,201

GAS - 0.6%

Columbia Energy Group             68,380                  4,445

Consolidated Natural Gas Co.      78,190                  5,004

Eastern Enterprises Co.           23,100                  1,181

El Paso Energy Corp.              191,960                 7,870

Enron Corp.                       610,480                 24,381

NICOR, Inc.                       47,540                  1,842

ONEOK, Inc.                       23,824                  695

Peoples Energy Corp.              29,400                  1,117

Sempra Energy                     173,326                 3,542

Williams Companies, Inc.          349,100                 13,091

                                                          63,168

TELEPHONE SERVICES - 7.6%

AT&T Corp.                        2,631,294               123,013

Bell Atlantic Corp.               1,269,446               82,435

BellSouth Corp.                   1,581,480               71,167

CenturyTel, Inc.                  115,200                 4,658

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Global Crossing Ltd. (a)          654,879                $ 22,675

GTE Corp.                         803,480                 60,261

MCI WorldCom, Inc. (a)            1,566,719               134,444

SBC Communications, Inc.          2,838,139               144,568

Sprint Corp. (FON Group)          722,580                 53,697

U.S. WEST, Inc.                   432,196                 26,391

                                                          723,309

TOTAL UTILITIES                                           1,077,969

TOTAL COMMON STOCKS                                       9,363,972
(Cost $6,434,333)



U.S. TREASURY OBLIGATIONS -
1.7%

                                       PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at          $ 160,686                     159,259
date of purchase 4.54% to
5.01% 11/18/99 to 1/27/00
(c) (Cost $159,268)


CASH EQUIVALENTS - 4.4%

                              SHARES

Bankers Trust Institutional    420,793,907                420,794
Daily Asset Fund, 5.42% (b)
(Cost $420,794)

TOTAL INVESTMENT PORTFOLIO -                              9,944,025
104.3%
(Cost $7,014,395)

NET OTHER ASSETS - (4.3)%                                 (412,977)

NET ASSETS - 100%                                       $ 9,531,048


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/LOSS (000S)
                                              VALUE (000S)

PURCHASED

493 S&P 500 Stock Index  Dec. 1999            $ 169,617                      $ 9,361
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.8%.

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized daily yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,719,000.

INCOME TAX INFORMATION

At October 31, 1999, the aggregate
cost of investment securities for income tax purposes was $7,034,168,000. Net unrealized appreciation aggregated $2,909,857,000, of which $3,340,017,000 related to appreciated investment securities and $430,160,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)      OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 9,944,025
value (cost $7,014,395) -
See accompanying schedule

Cash                                      4,362

Receivable for fund shares                14,672
sold

Dividends receivable                      8,424

Interest receivable                       52

Redemption fees receivable                11

Receivable for daily                      3,275
variation on futures
contracts

Other receivables                         1

 TOTAL ASSETS                             9,974,822

LIABILITIES

Payable for fund shares        $ 21,457
redeemed

Accrued management fee          293

Other payables and accrued      1,230
expenses

Collateral on securities        420,794
loaned, at value

 TOTAL LIABILITIES                        443,774

NET ASSETS                               $ 9,531,048

Net Assets consist of:

Paid in capital                          $ 6,526,726

Undistributed net investment              54,327
income

Accumulated undistributed net             11,004
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               2,938,991
(depreciation) on
investments and assets and
liabilities in foreign
currencies and futures
contracts

NET ASSETS, for 100,942                  $ 9,531,048
shares outstanding

NET ASSET VALUE, offering                 $94.42
price and redemption price
per share ($9,531,048
(divided by) 100,942 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED OCTOBER 31,
                                   1999 (UNAUDITED)

INVESTMENT INCOME                          $ 59,254
Dividends

Interest                                    3,443

Security lending                            460

 TOTAL INCOME                               63,157

EXPENSES

Management fee and               $ 11,063
sub-advisory fee

Transfer agent fees               5,626

Accounting fees                   484

Non-interested trustees'          11
compensation

Registration fees                 301

Audit                             41

Legal                             59

Interest                          5

Reports to shareholders           2

Miscellaneous                     11

 Total expenses before            17,603
reductions

 Expense reductions               (8,830)   8,773

NET INVESTMENT INCOME                       54,384

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            31,054

 Foreign currency transactions    6

 Futures contracts                2,616     33,676

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            147,086

 Futures contracts                7,209     154,295

NET GAIN (LOSS)                             187,971

NET INCREASE (DECREASE) IN                 $ 242,355
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 54,384                      $ 85,075
income

 Net realized gain (loss)         33,676                        14,536

 Change in net unrealized         154,295                       1,297,427
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       242,355                       1,397,038
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (46,468)                      (60,685)
From net investment income

 From net realized gain           (31,295)                      (118,649)

 TOTAL DISTRIBUTIONS              (77,763)                      (179,334)

Share transactions Net            1,451,197                     3,521,757
proceeds from sales of shares

 Reinvestment of distributions    73,625                        174,440

 Cost of shares redeemed          (827,123)                     (1,683,409)

 NET INCREASE (DECREASE) IN       697,699                       2,012,788
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   348                           1,183

  TOTAL INCREASE (DECREASE)       862,639                       3,231,675
IN NET ASSETS

NET ASSETS

 Beginning of period              8,668,409                     5,436,734

 End of period (including        $ 9,531,048                   $ 8,668,409
undistributed net investment
income of $54,327 and
$48,566, respectively)

OTHER INFORMATION
Shares

 Sold                             15,764                        43,316

 Issued in reinvestment of        804                           2,241
distributions

 Redeemed                         (8,990)                       (21,236)

 Net increase (decrease)          7,578                         24,321


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                                 1999

                                 (UNAUDITED)                   1999                   1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 92.85                       $ 78.74                $ 57.82  $ 48.22  $ 38.32  $ 33.49
period

Income from Invest- ment
Operations

Net investment  income D          .56 D                         1.05 D                 1.11 D   .95 D    .92      .85

Net realized and unrealized       1.83                          15.52                  21.92    10.58    10.32    4.77
gain (loss)

Total from investment             2.39                          16.57                  23.03    11.53    11.24    5.62
operations

Less Distributions

 From net investment income       (.49)                         (.79)                  (.75)    (.90)    (.99)    (.80)

From net realized gain            (.33)                         (1.68)                 (1.38)   (1.05)   (.37)    -

Total distributions               (.82)                         (2.47)                 (2.13)   (1.95)   (1.36)   (.80)

Redemption fees added to paid     -                             .01                    .02      .02      .02      .01
 in capital

Net asset value, end of period   $ 94.42                       $ 92.85                $ 78.74  $ 57.82  $ 48.22  $ 38.32

TOTAL RETURN B, C                 2.60%                         21.68%                 40.74%   24.58%   29.83%   17.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 9,531                       $ 8,668                $ 5,437  $ 2,300  $ 1,011  $ 391
millions)

Ratio of expenses to average      .19% A, E                     .19% E                 .19% E   .44% E   .45%     .45%
net assets

Ratio of net investment           1.20% A                       1.30%                  1.61%    1.82%    2.11%    2.49%
income to average net assets

Portfolio turnover rate           3% A                          4%                     6%       6%       5%       2%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Market Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $850,974,000 and $124,700,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,081,065,000 and $1,127,427,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annualized rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Prior to October 1, 1999, the sub-advisory fee included fees for securities lending. Under this arrangement the fund paid Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $161,000 under this arrangement.

 Effective October 1, 1999 the fund entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement the fund receives at least 70% of net income from the securities lending program. Bankers Trust will retain no more than 30% of net income under this agreement. For the period, Bankers Trust retained $18,000. In addition, shareholders approved a "manager-of-managers"

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISOR FEE - CONTINUED

arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers
Trust. The commissions paid to these affiliated firms were $26,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in

5. SECURITY LENDING - CONTINUED

the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $420,339,000. The fund received cash collateral of $420,794,000 which was invested in the Bankers Trust Institutional Daily Asset Fund.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $32,196,000. The weighted average interest rate was 5.6%.

7. EXPENSE REDUCTIONS.

FMR agreed to reimburse the fund's operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and extraordinary expenses) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $8,801,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $18,000 and $11,000, respectively, under these arrangements.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

               # OF               % OF
               VOTES CAST         VOTES CAST

RALPH F. COX
Affirmative    7,509,257,042.22   90.253

Withheld       810,974,411.70     9.747

TOTAL          8,320,231,453.92   100.000

PHYLLIS BURKE DAVIS
Affirmative    7,506,231,332.96   90.217

Withheld       814,000,120.96     9.783

TOTAL          8,320,231,453.92   100.000

ROBERT M. GATES
Affirmative    7,504,032,770.58   90.190

Withheld       816,198,683.34     9.810

TOTAL          8,320,231,453.92   100.000

EDWARD C. JOHNSON 3D
Affirmative    7,507,525,603.81   90.232

Withheld       812,705,850.11     9.768

TOTAL          8,320,231,453.92   100.000

E. BRADLEY JONES
Affirmative    7,499,372,595.84   90.134

Withheld       820,858,858.08     9.866

TOTAL          8,320,231,453.92   100.000

DONALD J. KIRK
Affirmative    7,511,636,484.25   90.282

Withheld       808,594,969.67     9.718

TOTAL          8,320,231,453.92   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST

PETER S. LYNCH
Affirmative    7,511,302,034.68   90.278

Withheld       808,929,419.24     9.722

TOTAL          8,320,231,453.92   100.000

WILLIAM O. MCCOY
Affirmative    7,511,311,111.53   90.278

Withheld       808,920,342.39     9.722

TOTAL          8,320,231,453.92   100.000

GERALD C. MCDONOUGH
Affirmative    7,500,473,641.76   90.147

Withheld       819,757,812.16     9.853

TOTAL          8,320,231,453.92   100.000

MARVIN L. MANN
Affirmative    7,511,368,292.01   90.278

Withheld       808,863,161.91     9.722

TOTAL          8,320,231,453.92   100.000

ROBERT C. POZEN
Affirmative    7,508,639,836.16   90.246

Withheld       811,591,617.76     9.754

TOTAL          8,320,231,453.92   100.000

THOMAS R. WILLIAMS
Affirmative    7,501,155,831.96   90.156

Abstain        819,075,621.96     9.844

TOTAL          8,320,231,453.92   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    4,181,925,031.35   87.827

Against        63,526,398.79      1.335

Abstain        516,072,921.62     10.838

TOTAL          4,761,524,351.76   100.000

PROPOSAL 3

To authorize the trustees to adopt an Amended and Restated Declaration of Trust.*

                    # OF               % OF
                    VOTES CAST         VOTES CAST

Affirmative         6,878,704,796.76   82.675

Against             319,740,789.58     3.843

Abstain             1,121,686,130.62   13.482

TOTAL               8,320,131,716.96   100.000

Broker Non-Votes    99,736.96

PROPOSAL 4(A)

To approve an interim sub-advisory agreement with Bankers Trust
Company for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    3,980,384,464.33   83.595

Against        134,816,163.14     2.831

Abstain        646,323,724.29     13.574

TOTAL          4,761,524,351.76   100.000

PROPOSAL 4(B)

To approve a new sub-advisory agreement with Bankers Trust Company for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    3,964,569,763.47   83.263

Against        143,868,076.64     3.021

Abstain        653,086,511.65     13.716

TOTAL          4,761,524,351.76   100.000

PROPOSAL 5

To approve a new "manager-of-managers" arrangement for the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST

Affirmative    3,860,782,818.87   81.083

Against        233,702,887.60     4.908

Abstain        667,038,645.29     14.009

TOTAL          4,761,524,351.76   100.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

DISTRIBUTIONS


The Board of Trustees of Spartan Market Index Fund voted to pay on December 6, 1999, to shareholders of record at the opening of business on December 3, 1999 a distribution of $.37 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.70 per share from net investment income.

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For directions and hours,
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, New York

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

*INDEPENDENT TRUSTEES

SMI-SANN-1299  88261
1.538467.102

CUSTODIAN
Bankers Trust Company
New York, New York

FIDELITY'S INDEX FUNDS
Four-In-One Index Fund
Spartan(registered trademark) Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund
Spartan Total Market Index Fund

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